UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2018 is filed herewith.

MainStay Common Stock Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 2.3%
	Boeing Co.	8,559	$3,033,053
	L3 Technologies, Inc.	102	21,671
	Lockheed Martin Corp.	4,091	1,451,691
	Textron, Inc.	1,765	103,553
			4,609,968

	Airlines 0.0% ‡
	Southwest Airlines Co.	150	9,120

	Auto Components 0.1%
	Aptiv PLC	1,072	101,711

	Banks 5.7%
	Bank of America Corp.	82,468	2,638,976
	Citigroup, Inc.	38,234	3,000,604
¤	JPMorgan Chase & Co.	39,860	4,610,606
	Wells Fargo & Co.	18,812	1,237,454
			11,487,640

	Beverages 2.0%
	Coca-Cola Co.	27,665	1,316,577
	PepsiCo., Inc.	22,002	2,646,841
			3,963,418

	Biotechnology 2.2%
	AbbVie, Inc.	18,514	2,077,641
	Gilead Sciences, Inc.	26,193	2,194,973
	United Therapeutics Corp. (a)	189	24,381
			4,296,995

	Building Products 0.1%
	Johnson Controls International PLC	3,871	151,472

	Capital Markets 3.1%
	Ameriprise Financial, Inc.	8,369	1,411,850
	Bank of New York Mellon Corp.	4,009	227,310
	Northern Trust Corp.	9,773	1,029,977
	S&P Global, Inc.	410	74,251
	State Street Corp.	13,872	1,528,278
	Stifel Financial Corp.	6,191	418,017
	T. Rowe Price Group, Inc.	13,435	1,499,749
			6,189,432

	Chemicals 2.2%
	CF Industries Holdings, Inc.	31,338	1,329,985
	DowDuPont, Inc.	1,996	150,857
	LyondellBasell Industries N.V., Class A	13,780	1,651,395
	Olin Corp.	34,610	1,290,261
			4,422,498

	Communications Equipment 0.5%
	ARRIS International PLC (a)	22,762	575,879
	Cisco Systems, Inc.	9,052	376,020
			951,899

	Consumer Finance 0.8%
	Synchrony Financial	38,043	1,509,546

	Diversified Financial Services 1.6%
¤	Berkshire Hathaway, Inc., Class B (a)	15,010	3,217,844

	Diversified Telecommunication Services 1.0%
	AT&T, Inc.	39,274	1,470,811
	Verizon Communications, Inc.	9,722	525,669
			1,996,480

	Electric Utilities 0.2%
	FirstEnergy Corp.	4,813	158,348
	NextEra Energy, Inc.	1,680	266,145
			424,493

	Electrical Equipment 0.1%
	Acuity Brands, Inc.	1,748	269,961

	Electronic Equipment, Instruments & Components 0.3%
	Jabil, Inc.	20,613	524,188
	Zebra Technologies Corp., Class A (a)	1,099	135,353
			659,541

	Equity Real Estate Investment Trusts 2.3%
	American Tower Corp.	9,129	1,348,353
	Hospitality Properties Trust	9,900	281,259
	Host Hotels & Resorts, Inc.	66,281	1,375,994
	Lamar Advertising Co., Class A	3,212	231,264
	Public Storage	3,765	737,036
	SBA Communications Corp. (a)	706	123,197
	Simon Property Group, Inc.	2,733	446,490
			4,543,593

	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	6,778	1,320,829
	Wal-Mart Stores, Inc.	24,424	2,603,598
	Walgreens Boots Alliance, Inc.	11,743	883,778
			4,808,205

	Food Products 0.1%
	Tyson Foods, Inc., Class A	3,323	252,914

	Health Care Equipment & Supplies 1.3%
	Abbott Laboratories	12,930	803,729
	Baxter International, Inc.	5,819	419,142
	Becton Dickinson & Co.	3,790	920,743
	Intuitive Surgical, Inc. (a)	913	394,115
	Masimo Corp. (a)	1,450	136,648
			2,674,377

	Health Care Providers & Services 5.8%
	Anthem, Inc.	7,460	1,848,961
	Centene Corp. (a)	13,690	1,468,116
	Cigna Corp.	3,919	816,524
	Express Scripts Holding Co. (a)	20,896	1,654,545
	Humana, Inc.	5,858	1,650,960
	UnitedHealth Group, Inc.	12,325	2,918,313
	WellCare Health Plans, Inc. (a)	6,032	1,269,012
			11,626,431

	Hotels, Restaurants & Leisure 3.0%
	Carnival Corp.	21,252	1,521,856
	Darden Restaurants, Inc.	14,309	1,371,518
	MGM Resorts International	5,731	208,895
	Norwegian Cruise Line Holdings, Ltd. (a)	1,575	95,665
	Royal Caribbean Cruises, Ltd.	10,585	1,413,627
	Wynn Resorts, Ltd.	8,143	1,348,399
	Yum! Brands, Inc.	1,429	120,879
			6,080,839

	Household Durables 0.8%
	NVR, Inc. (a)	112	355,955
	PulteGroup, Inc.	37,596	1,196,681
			1,552,636

	Household Products 0.8%
	Procter & Gamble Co.	19,028	1,642,878

	Independent Power & Renewable Electricity Producers 0.8%
	AES Corp.	79,957	924,303
	NRG Energy, Inc.	29,313	762,431
			1,686,734

	Industrial Conglomerates 0.8%
	3M Co.	3,092	774,546
	General Electric Co.	3,712	60,023
	Honeywell International, Inc.	4,942	789,089
			1,623,658

	Insurance 3.4%
	Aflac, Inc.	11,057	975,227
	Allstate Corp.	10,582	1,045,184
	First American Financial Corp.	12,939	764,307
	Lincoln National Corp.	9,191	761,015
	MetLife, Inc.	8,611	413,931
	Progressive Corp.	6,320	341,912
	Prudential Financial, Inc.	13,573	1,612,744
	Travelers Cos., Inc.	2,595	389,042
	Unum Group	9,308	495,093
			6,798,455

	Internet & Direct Marketing Retail 3.1%
¤	Amazon.com, Inc. (a)	3,256	4,724,098
	Expedia, Inc.	10,910	1,396,589
	Netflix, Inc. (a)	461	124,608
			6,245,295

	Internet Software & Services 4.5%
	Akamai Technologies, Inc. (a)	739	49,506
¤	Alphabet, Inc. (a)
	Class A	2,157	2,550,048
	Class C	2,172	2,541,110
¤	Facebook, Inc., Class A (a)	20,211	3,777,234
			8,917,898

	IT Services 5.5%
	Alliance Data Systems Corp.	5,216	1,338,739
	DXC Technology Co.	14,483	1,441,783
	International Business Machines Corp.	14,819	2,425,870
	Mastercard, Inc., Class A	7,593	1,283,217
	PayPal Holdings, Inc. (a)	9,209	785,712
	Sabre Corp.	34,943	725,766
	Teradata Corp. (a)	29,200	1,182,600
	Visa, Inc., Class A	14,857	1,845,685
			11,029,372

	Leisure Products 0.6%
	Polaris Industries, Inc.	9,836	1,111,566

	Life Sciences Tools & Services 0.7%
	IQVIA Holdings, Inc. (a)	13,436	1,373,025

	Machinery 2.2%
	Caterpillar, Inc.	12,728	2,071,864
	Cummins, Inc.	8,305	1,561,340
	PACCAR, Inc.	5,787	431,478
	Trinity Industries, Inc.	11,074	381,721
			4,446,403

	Media 1.1%
	Comcast Corp., Class A	32,183	1,368,743
	Live Nation Entertainment, Inc. (a)	442	19,917
	News Corp., Class A	38,709	662,311
	Walt Disney Co.	1,317	143,118
			2,194,089

	Metals & Mining 1.4%
	Freeport-McMoRan, Inc. (a)	78,680	1,534,260
	United States Steel Corp.	34,974	1,308,377
			2,842,637

	Multiline Retail 1.2%
	Kohl's Corp.	11,073	717,198
	Nordstrom, Inc.	13,936	687,184
	Target Corp.	13,648	1,026,603
			2,430,985

	Oil, Gas & Consumable Fuels 7.4%
	Andeavor	5,099	551,508
¤	Chevron Corp.	25,377	3,181,007
	ConocoPhillips	21,158	1,244,302
¤	Exxon Mobil Corp.	49,085	4,285,120
	HollyFrontier Corp.	24,819	1,190,319
	Marathon Oil Corp.	36,766	668,774
	Marathon Petroleum Corp.	22,240	1,540,565
	Murphy Oil Corp.	13,646	438,037
	Valero Energy Corp.	17,082	1,639,359
			14,738,991

	Personal Products 0.5%
	Estee Lauder Cos., Inc., Class A	7,878	1,063,215

	Pharmaceuticals 2.8%
	Eli Lilly & Co.	7,439	605,907
	Johnson & Johnson	22,885	3,162,478
	Merck & Co., Inc.	650	38,513
	Pfizer, Inc.	48,885	1,810,700
			5,617,598

	Professional Services 0.7%
	Robert Half International, Inc.	23,151	1,339,980

	Semiconductors & Semiconductor Equipment 4.9%
	Applied Materials, Inc.	23,052	1,236,279
	Broadcom, Ltd.	991	245,798
	First Solar, Inc. (a)	17,731	1,190,991
¤	Intel Corp.	66,487	3,200,684
	Lam Research Corp.	5,886	1,127,287
	Micron Technology, Inc. (a)	37,915	1,657,644
	MKS Instruments, Inc.	6,308	645,308
	NVIDIA Corp.	1,942	477,344
	Qorvo, Inc. (a)	1,678	120,430
			9,901,765

	Software 5.7%
	Adobe Systems, Inc. (a)	648	129,444
	CA, Inc.	38,362	1,375,278
¤	Microsoft Corp.	76,664	7,283,846
	Oracle Corp.	50,035	2,581,306
			11,369,874

	Specialty Retail 4.0%
	Best Buy Co., Inc.	20,263	1,480,415
	Foot Locker, Inc.	4,359	214,245
	Gap, Inc.	39,269	1,305,301
	Home Depot, Inc.	10,353	2,079,918
	Lowe's Cos., Inc.	20,444	2,141,100
	Signet Jewelers, Ltd.	2,138	113,100
	Tractor Supply Co.	8,297	632,646
			7,966,725

	Technology Hardware, Storage & Peripherals 5.2%
¤	Apple, Inc.	43,416	7,269,141
	Hewlett Packard Enterprise Co.	13,208	216,611
	HP, Inc.	62,358	1,454,189
	NetApp, Inc.	1,569	96,493
	Western Digital Corp.	16,347	1,454,556
			10,490,990

	Textiles, Apparel & Luxury Goods 1.5%
	Carter's, Inc.	7,937	954,821
	Michael Kors Holdings, Ltd. (a)	20,813	1,373,658
	Ralph Lauren Corp.	6,574	751,474
			3,079,953

	Tobacco 0.8%
	Philip Morris International, Inc.	14,752	1,581,857

	Trading Companies & Distributors 1.1%
	United Rentals, Inc. (a)	7,974	1,444,171
	W.W. Grainger, Inc.	2,987	805,475
			2,249,646

	Total Common Stocks (Cost $155,000,255)		197,544,602

	Exchange-Traded Funds 1.5%
	SPDR S&P 500 ETF Trust	10,341	2,915,128

	Total Exchange-Traded Funds (Cost $2,777,407)		2,915,128

	Total Investments (Cost $157,777,662)	100.1%	200,459,730
	Other Assets, Less Liabilities	(0.1)	(167,422)
	Net Assets	100.0%	$200,292,308

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$197,544,602	$—	$—	$197,544,602
Exchange-Traded Funds	2,915,128	—	—	2,915,128
Total Investments in Securities	$200,459,730	$—	$—	$200,459,730

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Convertible Securities 91.0% †
	Convertible Bonds 79.4%
	Auto Manufacturers 1.0%
	Wabash National Corp. 3.375%, due 5/1/18	$5,555,000	$12,431,235

	Biotechnology 4.4%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	15,698,000	16,790,895
	Exact Sciences Corp. 1.00%, due 1/15/25	4,021,000	3,932,474
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	4,731,406
	0.50%, due 6/15/21 (a)	6,977,000	8,457,296
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,684,000	5,336,519
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	10,659,000	11,409,447
	Radius Health, Inc. 3.00%, due 9/1/24	660,000	681,152
			51,339,189

	Building Materials 0.5%
	Patrick Industries, Inc. 1.00%, due 2/1/23 (b)	5,776,000	5,945,306

	Commercial Services 3.8%
	Carriage Services, Inc. 2.75%, due 3/15/21	6,573,000	8,316,324
	LendingTree, Inc. 0.625%, due 6/1/22 (b)	7,865,000	14,498,105
	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	20,595,000	21,312,592
			44,127,021

	Computers 2.9%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24 (b)	17,615,000	18,893,849
	Nutanix, Inc. (zero coupon), due 1/15/23 (b)	8,548,000	8,358,149
	Western Digital Corp. 1.50%, due 2/1/24	6,616,000	6,769,200
			34,021,198

	Diversified Financial Services 3.6%
¤	Air Lease Corp. 3.875%, due 12/1/18	15,781,000	26,547,698
	Blackhawk Network Holdings, Inc. 1.50%, due 1/15/22	13,870,000	15,539,462
			42,087,160

	Health Care - Products 5.0%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	33,199,948
	Hologic, Inc. 2.00%, due 3/1/42 (c)	14,453,000	19,727,824
	NuVasive, Inc. 2.25%, due 3/15/21	4,938,000	5,295,467
			58,223,239

	Health Care - Services 2.8%
¤	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	24,383,087
	Molina Healthcare, Inc. 1.125%, due 1/15/20	3,805,000	8,575,195
			32,958,282

	Internet 8.8%
	IAC FinanceCo, Inc. 0.875%, due 10/1/22 (b)	14,542,000	16,653,702
	Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (b)	11,074,000	11,216,821
	MercadoLibre, Inc. 2.25%, due 7/1/19	4,485,000	13,774,821
	Priceline Group, Inc. 0.90%, due 9/15/21 (a)	15,449,000	18,567,782
	Proofpoint, Inc. 0.75%, due 6/15/20	8,653,000	11,794,108
	Quotient Technology, Inc. 1.75%, due 12/1/22 (b)	8,787,000	8,636,180
	Twitter, Inc. 0.25%, due 9/15/19	9,161,000	8,802,613
	VeriSign, Inc. 4.702%, due 8/15/37	582,000	1,953,233
	Zillow Group, Inc. 2.00%, due 12/1/21	10,139,000	11,432,159
			102,831,419

	Iron & Steel 0.3%
	Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,878,000	3,098,400

	Machinery - Diversified 0.6%
	Chart Industries, Inc. 1.00%, due 11/15/24 (b)	6,857,000	7,438,336

	Media 4.7%
¤	DISH Network Corp. 3.375%, due 8/15/26	28,598,000	30,438,510
¤	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23 (b)	9,441,000	11,156,996
¤	Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	14,193,730
			55,789,236

	Oil & Gas 1.8%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24	8,306,000	7,547,239
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	13,092,000	13,922,255
			21,469,494

	Oil & Gas Services 4.8%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	13,111,000	13,065,361
	Newpark Resources, Inc. 4.00%, due 12/1/21 (b)	6,326,000	7,935,815
	Oil States International, Inc. 1.50%, due 2/15/23 (b)	8,888,000	9,123,914
¤	Weatherford International, Ltd. 5.875%, due 7/1/21	25,561,000	26,694,988
			56,820,078

	Pharmaceuticals 1.0%
	Neurocrine Biosciences, Inc. 2.25%, due 5/15/24 (b)	5,309,000	7,157,705
	Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22 (b)	5,218,000	5,052,005
			12,209,710

	Semiconductors 15.9%
	Cypress Semiconductor Co. 2.00%, due 2/1/23 (b)	6,094,000	6,602,008
	Inphi Corp. 1.125%, due 12/1/20	14,512,000	15,188,259
	Intel Corp. 3.25%, due 8/1/39	5,613,000	12,892,365
¤	Lam Research Corp. 1.25%, due 5/15/18	8,824,000	28,155,496
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25	17,553,000	32,135,629
	1.625%, due 2/15/27 (b)	7,129,000	8,695,448
	Micron Technology, Inc. 3.00%, due 11/15/43	12,588,000	19,239,474
	NXP Semiconductors N.V. 1.00%, due 12/1/19	15,332,000	19,361,786
	ON Semiconductor Corp. 1.00%, due 12/1/20	12,331,000	17,689,485
	Rambus, Inc. 1.375%, due 2/1/23 (b)	9,996,000	9,479,746
	Silicon Laboratories, Inc. 1.375%, due 3/1/22 (b)	13,815,000	16,761,878
			186,201,574

	Software 13.3%
	Citrix Systems, Inc. 0.50%, due 4/15/19	8,035,000	10,665,008
	Coupa Software, Inc. 0.375%, due 1/15/23 (b)	5,960,000	6,481,500
	HubSpot, Inc. 0.25%, due 6/1/22 (b)	5,736,000	6,902,616
¤	NICE Systems, Inc. 1.25%, due 1/15/24	20,782,000	25,360,462
	Nuance Communications, Inc. 1.25%, due 4/1/25 (b)	11,278,000	11,918,794
	RealPage, Inc. 1.50%, due 11/15/22 (b)	10,067,000	13,511,928
	Red Hat, Inc. 0.25%, due 10/1/19	12,045,000	21,643,070
	Salesforce.com, Inc. 0.25%, due 4/1/18	9,409,000	16,112,056
	ServiceNow, Inc.
	(zero coupon), due 11/1/18	3,670,000	7,403,880
	(zero coupon), due 6/1/22 (b)	4,753,000	5,838,409
	Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	16,654,081
	Workday, Inc. 0.25%, due 10/1/22 (b)	13,226,000	13,804,717
			156,296,521

	Telecommunications 2.0%
	Finisar Corp. 0.50%, due 12/15/36	9,521,000	8,662,834
	Viavi Solutions, Inc. 1.00%, due 3/1/24 (b)	14,679,000	14,385,259
			23,048,093

	Transportation 2.2%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	14,597,000	16,393,263
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	8,755,000	9,211,985
			25,605,248

	Total Convertible Bonds (Cost $802,852,196)		931,940,739

		Shares
	Convertible Preferred Stocks 11.6%
	Banks 2.6%
¤	Bank of America Corp. Series L 7.25%	12,072	15,234,864
	Wells Fargo & Co. Series L 7.50%	11,552	14,786,560
			30,021,424

	Chemicals 1.1%
	A. Schulman, Inc. 6.00%	14,423	13,269,160

	Food 0.9%
	Post Holdings, Inc. 2.50%	76,604	11,043,983

	Hand & Machine Tools 1.1%
	Stanley Black & Decker, Inc. 5.375%	105,261	12,541,848

	Health Care - Products 0.9%
	Becton Dickinson & Co. Series A 6.125%	159,841	10,025,228

	Oil & Gas 1.5%
	Hess Corp. 8.00%	293,774	17,588,249

	Pharmaceuticals 0.9%
	Allergan PLC Series A 5.50%	16,171	10,473,957

	Real Estate Investment Trusts 2.6%
	American Tower Corp. 5.50%	140,488	18,087,830
	Crown Castle International Corp. 6.875%	8,856	9,908,447
	Welltower, Inc. Series I 6.50%	47,800	2,766,186
			30,762,463

	Total Convertible Preferred Stocks (Cost $133,485,654)		135,726,312

	Total Convertible Securities (Cost $936,337,850)		1,067,667,051

		Shares	Value
	Common Stocks 5.6%
	Aerospace & Defense 0.6%
	United Technologies Corp.	53,105	7,329,021

	Air Freight & Logistics 1.0%
	XPO Logistics, Inc. (d)	122,563	11,574,850

	Airlines 1.1%
	Delta Air Lines, Inc.	227,309	12,904,332

	Banks 1.1%
¤	Bank of America Corp.	398,621	12,755,872

	Energy Equipment & Services 0.6%
	Baker Hughes, a GE Co.	51,357	1,651,128
	Halliburton Co.	113,326	6,085,606
			7,736,734

	Health Care Equipment & Supplies 1.2%
	Teleflex, Inc.	49,763	13,821,673

	Total Common Stocks (Cost $40,158,258)		66,122,482

		Principal Amount
	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $48,737,870 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 4/30/22, with a Principal Amount of $50,645,000 and a Market Value of $49,714,955)	$48,737,139	48,737,139

	Total Short-Term Investment (Cost $48,737,139)		48,737,139

	Total Investments (Cost $1,025,233,247)	100.8%	1,182,526,672
	Other Assets, Less Liabilities	(0.8)	(9,105,618)
	Net Assets	100.0%	$1,173,421,054

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $12,163,463 and the Fund received non-cash collateral in the amount of $12,550,660.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2018.
(d)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$931,940,739	$—	$931,940,739
Convertible Preferred Stocks (b)	111,413,169	24,313,143	—	135,726,312
Total Convertible Securities	111,413,169	956,253,882	—	1,067,667,051
Common Stocks	66,122,482	—	—	66,122,482
Short-Term Investment
Repurchase Agreement	—	48,737,139	—	48,737,139
Total Investments in Securities	$177,535,651	$1,004,991,021	$—	$1,182,526,672

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 2 securities valued at $13,269,160 and $11,043,983 are held in Chemicals and Food, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Debt Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.4% †
	Corporate Bonds 47.9%
	Argentina 0.6%
	Cablevision S.A. 6.50%, due 6/15/21 (a)		$1,000,000	$1,054,970

	Brazil 8.0%
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)		2,000,000	2,020,000
	Minerva Luxembourg S.A. 6.50%, due 9/20/26 (a)		1,375,000	1,384,900
¤	Petrobras Global Finance B.V.
	6.85%, due 6/5/2115		1,000,000	986,000
	7.375%, due 1/17/27		3,000,000	3,327,450
	8.75%, due 5/23/26		2,000,000	2,406,700
	Rumo (Luxembourg) S.A.R.L. 7.375%, due 2/9/24 (a)		1,500,000	1,636,875
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	2,261,250
				14,023,175

	China 4.9%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		2,000,000	2,144,812
	China Evergrande Group Series Reg S 8.75%, due 6/28/25		1,000,000	1,032,357
	JD.com, Inc. 3.875%, due 4/29/26		1,500,000	1,479,873
	Proven Glory Capital, Ltd. Series Reg S 4.00%, due 2/21/27		1,000,000	988,119
	Proven Honour Capital, Ltd. Series Reg S 4.125%, due 5/19/25		1,500,000	1,509,706
	Tencent Holdings, Ltd. Series Reg S 3.80%, due 2/11/25		1,500,000	1,524,120
				8,678,987

	Hong Kong 0.6%
	Melco Resorts Finance, Ltd. 4.875%, due 6/6/25 (a)		1,000,000	999,029

	India 3.7%
	Bharti Airtel, Ltd. Series Reg S 4.375%, due 6/10/25		2,000,000	1,998,170
	Glenmark Pharmaceuticals, Ltd. Series Reg S 4.50%, due 8/2/21		1,000,000	1,008,807
	Reliance Industries, Ltd. 3.667%, due 11/30/27 (a)		1,000,000	969,435
	Tata Motors, Ltd. Series Reg S 5.75%, due 10/30/24		1,500,000	1,614,687
	Vedanta Resources PLC 6.125%, due 8/9/24 (a)		1,000,000	1,008,967
				6,600,066

	Indonesia 4.9%
	Listrindo Capital B.V. 4.95%, due 9/14/26 (a)		1,500,000	1,488,750
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	7,220,248
				8,708,998

	Israel 0.4%
	Delek & Avner Tamar Bond, Ltd. 5.412%, due 12/30/25 (a)		800,000	811,344

	Kazakhstan 3.1%
¤	KazMunayGas National Co. JSC 5.75%, due 4/30/43 (a)		5,000,000	5,397,200

	Malaysia 2.0%
	Gohl Capital, Ltd. Series Reg S 4.25%, due 1/24/27		1,500,000	1,511,271
	Petronas Capital, Ltd. Series Reg S 3.50%, due 3/18/25		2,000,000	2,019,770
				3,531,041

	Mexico 7.9%
	Banco Nacional de Comercio Exterior SNC 3.80% (5-year Treasury Constant Maturity Rate + 3.00%), due 8/11/26 (a)(b)		2,000,000	1,995,000
	Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (a)		2,000,000	2,265,000
	Comision Federal de Electricidad 4.875%, due 1/15/24 (a)		2,000,000	2,092,500
	Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,500,000	1,551,575
¤	Petroleos Mexicanos
	5.625%, due 1/23/46		5,000,000	4,600,000
	6.75%, due 9/21/47 (a)		1,385,000	1,447,325
				13,951,400

	Netherlands 1.5%
	GTH Finance B.V. Series Reg S 7.25%, due 4/26/23		1,500,000	1,672,050
	Samvardhana Motherson Automotive Systems Group B.V. Series Reg S 4.875%, due 12/16/21		1,000,000	1,028,517
				2,700,567

	Oman 1.1%
	OmGrid Funding, Ltd. 5.196%, due 5/16/27 (a)		2,000,000	1,980,640

	Peru 2.0%
	Banco de Credito del 4.25%, due 4/1/23 (a)		1,000,000	1,047,500
	Southern Copper Corp. 5.875%, due 4/23/45		2,000,000	2,452,563
				3,500,063

	Russia 3.3%
	Gazprom OAO Via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	2,070,000
	Metalloinvest Finance DAC 4.85%, due 5/2/24 (a)		2,000,000	2,020,000
	MMC Norilsk Nickel OJSC via MMC Finance DAC 6.625%, due 10/14/22 (a)		1,500,000	1,671,600
				5,761,600

	Saudi Arabia 1.2%
	Saudi Electricity Global Sukuk Co. 3 4.00%, due 4/8/24 (a)		2,000,000	2,060,040

	United Arab Emirates 1.6%
	Abu Dhabi National Energy Co. PJSC 3.625%, due 1/12/23 (a)		2,750,000	2,764,817

	Venezuela 1.1%
	Petroleos de Venezuela S.A. (c)(d)
	Series Reg S 6.00%, due 5/16/24		2,500,000	587,500
	Series Reg S 6.00%, due 11/15/26		2,500,000	572,500
	Series Reg S 5.375%, due 4/12/27		3,000,000	712,500
				1,872,500

	Total Corporate Bonds (Cost $79,977,908)			84,396,437

	Foreign Government Bonds 47.5%
	Argentina 1.2%
	City of Buenos Aires Argentina Series Reg S 7.50%, due 6/1/27		2,000,000	2,135,000

	Brazil 1.8%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/27	BRL	10,000,000	3,218,901

	Costa Rica 2.8%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (a)		$2,000,000	2,130,000
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,730,000
				4,860,000

	Croatia 3.3%
¤	Croatia Government International Bond
	Series Reg S 6.00%, due 1/26/24		3,250,000	3,661,749
	6.375%, due 3/24/21 (a)		2,000,000	2,182,000
				5,843,749

	Dominican Republic 3.1%
¤	Dominican Republic International Bond Series Reg S 5.95%, due 1/25/27		5,000,000	5,368,750

	El Salvador 2.3%
	El Salvador Government International Bond Series Reg S 6.375%, due 1/18/27		4,000,000	4,090,000

	Gabon 0.7%
	Gabon Government International Bond 6.375%, due 12/12/24 (a)		1,296,000	1,309,219

	Ghana 1.6%
	Ghana Government International Bond 10.75%, due 10/14/30 (a)		2,000,000	2,721,400

	Guatemala 1.7%
	Guatemala Government Bond 4.50%, due 5/3/26 (a)		3,000,000	3,021,630

	Hungary 2.6%
¤	Hungary Government International Bond 7.625%, due 3/29/41		3,000,000	4,568,670

	Indonesia 0.9%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		1,500,000	1,630,230

	Iraq 0.9%
	Iraq International Bond Series Reg S 6.752%, due 3/9/23		1,500,000	1,558,503

	Ivory Coast 2.0%
	Ivory Coast Government International Bond
	Series Reg S 5.75%, due 12/31/32 (e)		1,388,205	1,376,683
	6.125%, due 6/15/33 (a)		2,000,000	2,048,024
				3,424,707

	Kenya 0.6%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	1,053,450

	Mexico 0.8%
	Mexican Bonos 7.75%, due 11/13/42	MXN	27,500,000	1,468,918

	Nigeria 1.2%
	Nigeria Government International Bond 6.50%, due 11/28/27 (a)		$2,000,000	2,075,160

	Pakistan 0.6%
	Pakistan Government International Bond 8.25%, due 9/30/25 (a)		1,000,000	1,112,528

	Paraguay 2.6%
¤	Paraguay Government International Bond 6.10%, due 8/11/44 (a)		4,000,000	4,570,000

	Russia 4.4%
¤	Russian Federal Bond-OFZ 7.70%, due 3/23/33	RUB	320,000,000	5,852,871
	Russian Federation Series Reg S 4.75%, due 5/27/26		$1,800,000	1,912,950
				7,765,821

	Saudi Arabia 1.1%
	Saudi Government International Bond 4.50%, due 10/26/46 (a)		2,000,000	1,948,840

	Senegal 0.8%
	Senegal Government International Bond Series Reg S 6.25%, due 7/30/24		1,250,000	1,329,500

	Turkey 2.7%
¤	Turkey Government International Bond
	6.625%, due 2/17/45		2,000,000	2,117,680
	7.375%, due 2/5/25		2,225,000	2,548,181
				4,665,861

	Ukraine 2.4%
	Ukraine Government International Bond Series Reg S 7.75%, due 9/1/26		4,000,000	4,274,960

	United Republic of Cameroon 0.7%
	Republic of Cameroon International Bond 9.50%, due 11/19/25 (a)		1,000,000	1,185,660

	Uruguay 2.4%
	Uruguay Government International Bond
	5.10%, due 6/18/50		2,000,000	2,173,000
	7.625%, due 3/21/36		1,500,000	2,126,250
				4,299,250

	Venezuela 1.1%
	Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28 (c)(d)		7,095,000	1,915,650

	Vietnam 1.2%
	Vietnam Government International Bond Series Reg S 4.80%, due 11/19/24		2,000,000	2,128,530

	Total Foreign Government Bonds (Cost $82,206,930)			83,544,887

	Total Long-Term Bonds (Cost $162,184,838)			167,941,324

	Short-Term Investment 3.2%
	Repurchase Agreement 3.2%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $5,651,882 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $5,875,000 and a Market Value of $5,768,110)		$5,651,797	$5,651,797

	Total Short-Term Investment (Cost $5,651,797)			5,651,797

	Total Investments (Cost $167,836,635)		98.6%	173,593,121
	Other Assets, Less Liabilities		1.4	2,465,392

	Net Assets		100.0%	$176,058,513

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(c)	Issue in default.
(d)	Non-income producing security.
(e)	Step coupon - Rate shown was the rate in effect as of January 31, 2018.

The following abbreviations are used in the preceding pages:

BRL	—Brazilian Real
MXN	—Mexican Peso
RUB	—New Russian Ruble

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$84,396,437	$—	$84,396,437
Foreign Government Bonds	—	83,544,887	—	83,544,887
Total Long-Term Bonds	—	167,941,324	—	167,941,324
Short-Term Investment
Repurchase Agreement	—	5,651,797	—	5,651,797
Total Investments in Securities	$—	$173,593,121	$—	$173,593,121

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.1% †
	Asset-Backed Securities 1.3%
	Other Asset-Backed Securities 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$271,168	$270,020

	Utilities 1.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,228,937	1,302,106

	Total Asset-Backed Securities (Cost $1,512,473)		1,572,126

	Corporate Bonds 0.9%
	Electric 0.9%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,039,514

	Total Corporate Bonds (Cost $1,099,958)		1,039,514

	Mortgage-Backed Securities 2.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	1,055,000	1,051,993
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	603,960	642,846
			1,694,839

	Residential Mortgages (Collateralized Mortgage Obligations) 0.8%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.52%, due 8/25/36 (b)	158,994	146,736
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.90% (1-year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(c)(d)(e)(f)	939,330	849,453

			996,189

	Total Mortgage-Backed Securities (Cost $2,756,699)		2,691,028

	U.S. Government & Federal Agencies 94.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% (g)‡
	Series 360, Class 2, IO 5.00%, due 8/25/35	148,578	30,114
	Series 361, Class 2, IO 6.00%, due 10/25/35	30,999	6,315
			36,429

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 31.0%
	2.50%, due 8/1/46	1,150,006	1,086,552
	3.00%, due 4/1/45	2,233,379	2,191,390
¤	3.00%, due 6/1/45	2,774,374	2,722,534
	3.00%, due 7/1/45	1,239,995	1,216,873
	3.00%, due 5/1/46	775,359	761,074
	3.231% (1-year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (d)	106,087	112,009
	3.351% (12-month USD-LIBOR-BBA + 1.625%), due 3/1/35 (d)	20,037	21,006
	3.393% (1-year Treasury Constant Maturity Rate + 2.25%), due 2/1/37 (d)	37,654	39,552
	3.50%, due 10/1/25	235,429	241,777
	3.50%, due 11/1/25	1,572,945	1,617,469
	3.50%, due 4/1/42	761,644	773,033
	3.50%, due 5/1/42	596,799	605,634
	3.50%, due 7/1/42	298,097	302,531
	3.50%, due 6/1/43	778,937	790,523
¤	3.50%, due 8/1/43	2,477,407	2,514,958
	3.50%, due 1/1/44	827,142	839,438
	3.50%, due 5/1/44	267,202	271,193
	3.50%, due 3/1/45	1,031,769	1,043,521
	3.50%, due 12/1/45	441,193	446,214
	3.50%, due 5/1/46	633,581	640,795
	4.00%, due 3/1/25	601,464	625,243
	4.00%, due 7/1/25	252,639	260,657
	4.00%, due 8/1/31	97,669	102,009
	4.00%, due 8/1/39	205,491	214,749
¤	4.00%, due 12/1/40	2,347,807	2,456,370
¤	4.00%, due 2/1/41	3,670,429	3,836,049
¤	4.00%, due 3/1/41	3,889,490	4,070,171
	4.00%, due 4/1/41	371,833	387,530
	4.00%, due 1/1/42	1,998,914	2,091,779
	4.00%, due 12/1/42	614,813	641,200
	4.00%, due 11/1/43	181,015	187,409
	4.00%, due 2/1/46	970,850	1,003,738
	4.50%, due 3/1/41	464,081	495,002
	4.50%, due 8/1/41	732,538	782,010
	5.00%, due 1/1/20	30,809	31,304
	5.00%, due 6/1/33	304,546	328,197
	5.00%, due 8/1/33	252,946	272,500
	5.00%, due 5/1/36	273,673	294,993
	5.00%, due 10/1/39	643,175	701,696
	5.50%, due 1/1/21	109,986	113,064
	5.50%, due 11/1/35	288,874	320,583
	5.50%, due 11/1/36	70,932	78,143
	6.50%, due 4/1/37	64,781	72,707
			37,605,179

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 45.2%
	2.00%, due 11/1/31	882,280	847,027
	2.50%, due 2/1/43	762,336	722,680
	3.00%, due 10/1/32	705,392	704,009
¤	3.00%, due 4/1/43	2,574,254	2,537,307
	3.00%, due 3/1/46	880,950	864,017
	3.00%, due 9/1/46	2,239,475	2,196,289
	3.00%, due 10/1/46	1,700,192	1,667,294
	3.00%, due 2/1/57	976,112	950,171
	3.048% (6-month USD-LIBOR-BBA + 1.547%), due 11/1/34 (d)	88,007	91,205
	3.356% (12-month USD-LIBOR-BBA + 1.606%), due 4/1/34 (d)	247,271	263,849
	3.50%, due 11/1/25	767,204	786,956
	3.50%, due 11/1/32	521,198	532,432
	3.50%, due 2/1/41	1,550,912	1,574,767
¤	3.50%, due 11/1/41	2,609,756	2,651,038
	3.50%, due 12/1/41	299,261	303,870
	3.50%, due 1/1/42	1,385,003	1,408,917
	3.50%, due 3/1/42	1,681,868	1,707,788
	3.50%, due 8/1/42	1,098,122	1,112,110
	3.50%, due 12/1/42	676,405	686,999
	3.50%, due 2/1/43	976,621	991,912
	3.50%, due 5/1/43	545,964	554,009
	3.50%, due 6/1/43	695,406	704,292
	4.00%, due 9/1/31	952,905	993,274
	4.00%, due 2/1/41	1,118,482	1,166,201
	4.00%, due 3/1/41	1,660,975	1,741,343
	4.00%, due 10/1/41	375,003	393,048
	4.00%, due 3/1/42	1,012,508	1,056,150
	4.00%, due 4/1/42	473,213	493,546
	4.00%, due 6/1/42	1,438,547	1,497,969
	4.00%, due 7/1/42	1,285,777	1,338,367
	4.50%, due 11/1/18	72,855	73,472
	4.50%, due 6/1/23	197,717	204,207
	4.50%, due 5/1/39	463,254	496,335
	4.50%, due 6/1/39	1,394,331	1,493,424
	4.50%, due 7/1/39	1,530,671	1,644,334
	4.50%, due 8/1/39	1,245,292	1,334,653
	4.50%, due 9/1/40	1,099,422	1,181,407
	4.50%, due 12/1/40	1,495,550	1,592,563
¤	4.50%, due 1/1/41	2,452,098	2,634,339
	4.50%, due 2/1/41	789,884	844,880
	4.50%, due 8/1/41	558,127	596,036
	4.50%, due 12/1/43	341,043	360,346
	5.00%, due 9/1/20	3,273	3,320
	5.00%, due 11/1/33	311,880	337,637
	5.00%, due 6/1/35	281,935	304,302
	5.00%, due 10/1/35	117,302	126,612
	5.00%, due 1/1/36	59,838	64,573
	5.00%, due 2/1/36	432,291	466,600
	5.00%, due 5/1/36	292,145	315,337
	5.00%, due 6/1/36	51,131	55,049
	5.00%, due 9/1/36	81,098	87,517
	5.00%, due 3/1/40	755,445	820,826
	5.00%, due 2/1/41	1,650,627	1,805,762
	5.50%, due 6/1/19	95,667	96,698
	5.50%, due 11/1/19	96,351	97,554
	5.50%, due 4/1/21	205,287	210,997
	5.50%, due 6/1/33	882,114	971,966
	5.50%, due 11/1/33	514,200	565,857
	5.50%, due 12/1/33	627,111	690,562
	5.50%, due 6/1/34	156,189	171,992
	5.50%, due 12/1/34	44,810	49,286
	5.50%, due 3/1/35	258,614	284,236
	5.50%, due 12/1/35	61,176	67,321
	5.50%, due 4/1/36	179,030	196,952
	5.50%, due 9/1/36	65,433	72,036
	5.50%, due 7/1/37	194,398	217,993
	6.00%, due 11/1/32	165,256	186,339
	6.00%, due 1/1/33	119,559	134,613
	6.00%, due 3/1/33	127,925	143,376
	6.00%, due 9/1/34	53,475	60,107
	6.00%, due 9/1/35	407,812	464,567
	6.00%, due 10/1/35	187,675	213,148
	6.00%, due 6/1/36	140,022	157,676
	6.00%, due 11/1/36	210,218	236,874
	6.00%, due 4/1/37	23,776	24,843
	6.50%, due 10/1/31	98,595	109,725
	6.50%, due 2/1/37	39,718	44,005
			54,851,090

	Government National Mortgage Association (Mortgage Pass-Through Securities) 11.4%
	3.00%, due 6/20/46	790,556	779,383
	3.50%, due 6/1/45 TBA (h)	1,700,000	1,730,812
	3.50%, due 12/20/46	1,408,540	1,440,542
	4.00%, due 7/15/39	285,132	295,567
	4.00%, due 9/20/40	1,311,103	1,368,103
	4.00%, due 11/20/40	227,326	239,524
	4.00%, due 1/15/41	1,285,703	1,338,825
¤	4.00%, due 10/15/41	2,928,123	3,082,387
	4.00%, due 6/20/47	1,133,363	1,162,908
	4.50%, due 5/20/40	1,176,643	1,243,640
	5.00%, due 2/20/41	286,754	308,271
	6.00%, due 8/15/32	249,453	280,560
	6.00%, due 12/15/32	93,992	104,551
	6.50%, due 8/15/28	87,877	97,241
	6.50%, due 4/15/31	248,084	281,370
			13,753,684

	Overseas Private Investment Corporation 1.6%
	5.142%, due 12/15/23	1,781,480	1,914,288

	Tennessee Valley Authority 5.5%
¤	4.65%, due 6/15/35	5,605,000	6,708,434

	Total U.S. Government & Federal Agencies (Cost $113,201,253)		114,869,104

	Total Long-Term Bonds (Cost $118,570,383)		120,171,772

	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $2,618,948 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $2,725,000 and a Market Value of $2,675,421)	2,618,909	2,618,909

	Total Short-Term Investment (Cost $2,618,909)		2,618,909

	Total Investments (Cost $121,189,292)	101.3%	122,790,681
	Other Assets, Less Liabilities	(1.3)	(1,547,334)
	Net Assets	100.0%	$121,243,347

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2018.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(e)	Illiquid security - As of January 31, 2018, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $849,453, which represented 0.7% of the Fund's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of this security was $849,453, which represented 0.7% of the Fund's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2018, the total net market value of these securities was $1,730,812, which represented 1.4% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
IO	—Interest Only
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,572,126	$—	$1,572,126
Corporate Bonds	—	1,039,514	—	1,039,514
Mortgage-Backed Securities (b)	—	1,841,575	849,453	2,691,028
U.S. Government & Federal Agencies	—	114,869,104	—	114,869,104
Total Long-Term Bonds	—	119,322,319	849,453	120,171,772
Short-Term Investment
Repurchase Agreement	—	2,618,909	—	2,618,909
Total Investments in Securities	$—	$121,941,228	$849,453	$122,790,681

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $849,453 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$835,554	$183	$1,263	$53,158	$-	$(40,705)	$-	$-	$849,453	$48,421
Total	$835,554	$183	$1,263	$53,158	$-	$(40,705)	$-	$-	$849,453	$48,421

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 91.2% †
	Convertible Bonds 1.6%
	Auto Parts & Equipment 0.7%
¤	Exide Technologies (a)(b)(c)(d)
	7.00% (7.00% PIK), due 4/30/25	$82,788,373	$44,374,568
	7.25% (7.25% PIK), due 4/30/25 (e)	19,977,200	21,415,558
			65,790,126

	Media 0.2%
	DISH Network Corp. 3.375%, due 8/15/26	18,410,000	19,594,831

	Mining 0.0% ‡
	Aleris International, Inc. 7.875%, due 11/1/20 (a)(c)(d)(f)	11,797	10,753

	Oil & Gas 0.5%
¤	Comstock Resources, Inc. (b)
	7.75% (7.75% PIK), due 4/1/19	13,937,099	13,365,372
	9.50% (9.50% PIK), due 6/15/20	34,333,506	33,267,828
			46,633,200

	Real Estate Investment Trusts 0.2%
	VEREIT, Inc. 3.75%, due 12/15/20	22,498,000	22,852,096

	Total Convertible Bonds (Cost $169,710,653)		154,881,006

	Corporate Bonds 88.8%
	Advertising 0.9%
	Lamar Media Corp.
	5.375%, due 1/15/24	4,515,000	4,650,450
	5.75%, due 2/1/26	9,900,000	10,444,500
	5.875%, due 2/1/22	27,771,000	28,395,848
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	14,600,000	14,889,080
	5.625%, due 2/15/24	28,906,000	29,592,517
			87,972,395

	Aerospace & Defense 1.4%
	KLX, Inc. 5.875%, due 12/1/22 (e)	36,990,000	38,515,837
	Orbital ATK, Inc.
	5.25%, due 10/1/21	5,235,000	5,365,875
	5.50%, due 10/1/23	14,135,000	14,841,750
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	10,035,000	10,337,957
	TransDigm, Inc.
	6.00%, due 7/15/22	6,935,000	7,117,044
	6.50%, due 7/15/24	27,691,000	28,487,116
	6.50%, due 5/15/25	9,830,000	10,100,325
	Triumph Group, Inc. 7.75%, due 8/15/25	18,015,000	19,095,900
			133,861,804

	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	17,560,000	17,911,200

	Auto Manufacturers 1.3%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	22,615,000	24,706,888
	Ford Holdings LLC
	9.30%, due 3/1/30	18,195,000	25,349,519
	9.375%, due 3/1/20	1,695,000	1,910,399
	Ford Motor Co. 9.98%, due 2/15/47	980,000	1,579,723
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	5,000,000	5,077,627
	McLaren Finance PLC 5.75%, due 8/1/22 (e)	25,035,000	25,673,392
	Navistar International Corp. 6.625%, due 11/1/25 (e)	20,500,000	21,428,650
	Wabash National Corp. 5.50%, due 10/1/25 (e)	17,590,000	17,721,925
			123,448,123

	Auto Parts & Equipment 3.4%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	20,605,000	20,398,950
	Allison Transmission, Inc. 5.00%, due 10/1/24 (e)	3,000,000	3,030,000
	American Axle & Manufacturing, Inc. (e)
	6.25%, due 4/1/25	15,621,000	16,323,945
	6.50%, due 4/1/27	16,000,000	16,760,000
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	13,190,000	13,849,500
¤	Exide Technologies 11.00% (11.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	103,353,241	90,020,673
	Goodyear Tire & Rubber Co.
	4.875%, due 3/15/27	10,645,000	10,631,694
	5.125%, due 11/15/23	5,000,000	5,125,000
	IHO Verwaltungs GmbH (b)(e)
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	28,735,000	29,094,187
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	27,055,000	27,528,462
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	20,145,000	20,346,450
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (e)	13,980,000	13,831,463
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	24,020,000	25,040,850
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	24,030,000	24,600,713
	Tenneco, Inc. 5.00%, due 7/15/26	12,876,000	12,988,665
	Titan International, Inc. 6.50%, due 11/30/23 (e)	5,370,000	5,571,375
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (e)	5,444,000	5,607,320
			340,749,247

	Banks 0.2%
	Citigroup, Inc. 6.30%, due 5/15/24 (g)(h)	3,750,000	3,970,313
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	16,750,000	17,399,062
			21,369,375

	Biotechnology 0.3%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (e)	28,045,000	26,642,750

	Building Materials 1.3%
	Airxcel, Inc. 8.50%, due 2/15/22 (e)	9,635,000	10,249,231
	BMC East LLC 5.50%, due 10/1/24 (e)	10,000,000	10,350,000
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	11,600,000	11,774,000
	James Hardie International Finance DAC (e)
	4.75%, due 1/15/25	12,700,000	12,859,766
	5.00%, due 1/15/28	13,000,000	13,130,000
	RSI Home Products, Inc. 6.50%, due 3/15/23 (e)	11,000,000	11,522,500
	Summit Materials LLC / Summit Materials Finance Corp.
	5.125%, due 6/1/25 (e)	5,000,000	5,093,750
	6.125%, due 7/15/23	35,515,000	36,669,238
	8.50%, due 4/15/22	17,520,000	19,272,000
			130,920,485

	Chemicals 2.3%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23	33,610,000	39,659,800
	10.00%, due 10/15/25	26,425,000	31,643,937
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (e)	26,760,000	29,502,900
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	23,525,000	24,230,750
	NOVA Chemicals Corp. (e)
	4.875%, due 6/1/24	19,795,000	19,918,719
	5.25%, due 8/1/23	10,000,000	10,279,000
	5.25%, due 6/1/27	10,900,000	10,872,750
	Olin Corp. 5.50%, due 8/15/22	19,094,000	20,335,110
	PolyOne Corp. 5.25%, due 3/15/23	32,754,000	34,227,930
	PQ Corp. 6.75%, due 11/15/22 (e)	1,385,000	1,480,219
	Westlake Chemical Corp. 4.625%, due 2/15/21	3,660,000	3,751,500
			225,902,615

	Commercial Services 4.3%
	Ashtead Capital, Inc. (e)
	4.125%, due 8/15/25	6,015,000	5,954,850
	4.375%, due 8/15/27	8,010,000	7,949,925
	5.625%, due 10/1/24	18,785,000	19,859,502
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	26,923,000	27,124,922
	6.375%, due 4/1/24 (e)	18,675,000	19,123,200
	Cimpress N.V. 7.00%, due 4/1/22 (e)	37,845,000	39,879,169
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (e)	9,500,000	9,405,000
	Gartner, Inc. 5.125%, due 4/1/25 (e)	34,826,000	36,219,040
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	8,000,000	8,320,000
	IHS Markit, Ltd. (e)
	4.75%, due 2/15/25	13,010,000	13,530,400
	5.00%, due 11/1/22	65,020,000	69,002,475
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	14,976,000	15,500,160
	Laureate Education, Inc. 8.25%, due 5/1/25 (e)	11,015,000	11,813,588
	Nielsen Co. Luxembourg S.A.R.L. (e)
	5.00%, due 2/1/25	28,027,000	28,307,270
	5.50%, due 10/1/21	4,500,000	4,612,500
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	13,715,000	13,817,862
	5.00%, due 4/15/22 (e)	61,935,000	62,941,444
	Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	12,920,000	13,275,300
	United Rentals North America, Inc.
	4.625%, due 7/15/23	10,600,000	10,971,000
	4.875%, due 1/15/28	5,000,000	4,993,750
	WEX, Inc. 4.75%, due 2/1/23 (e)	6,823,000	6,925,345
			429,526,702

	Computers 0.3%
	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, due 12/15/24 (e)	5,855,000	6,835,713
	NCR Corp. 6.375%, due 12/15/23	25,370,000	26,638,500
			33,474,213

	Consumer Services 0.1%
	Matthews International Corp. 5.25%, due 12/1/25 (e)	12,000,000	12,180,000

	Cosmetics & Personal Care 0.5%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	31,940,000	32,658,650
	4.70%, due 5/24/22	19,403,000	19,742,552
			52,401,202

	Distribution & Wholesale 0.2%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (e)	15,920,000	16,477,200

	Diversified Financial Services 3.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	9,250,000	9,650,528
	5.00%, due 10/1/21	16,340,000	17,274,556
	Credit Acceptance Corp.
	6.125%, due 2/15/21	8,362,000	8,445,620
	7.375%, due 3/15/23	25,095,000	26,224,275
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (e)	19,000,000	19,598,671
	Jefferies Finance LLC / JFIN Co-Issuer Corp. (e)
	7.25%, due 8/15/24	11,250,000	11,685,938
	6.875%, due 4/15/22	1,600,000	1,640,000
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
	5.25%, due 3/15/22	22,070,000	22,511,400
	5.25%, due 10/1/25	8,700,000	8,700,000
	5.875%, due 8/1/21	25,700,000	26,535,250
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	18,090,000	18,813,600
	LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	25,445,000	25,953,900
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	12,015,000
	7.875%, due 10/1/20	6,025,000	6,175,625
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	17,015,000	17,270,225
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	21,000,000	21,679,350
	Quicken Loans, Inc. 5.25%, due 1/15/28 (e)	16,500,000	16,132,050
	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	26,865,000	28,275,412
	Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	11,430,000	11,915,775
			310,497,175

	Electric 2.3%
	Calpine Corp. (e)
	5.875%, due 1/15/24	20,321,000	20,778,222
	6.00%, due 1/15/22	34,773,000	35,871,827
¤	GenOn Energy, Inc. (i)(j)
	7.875%, due 6/15/17	81,632,000	66,938,240
	9.50%, due 10/15/18	59,085,000	48,006,562
	NRG Energy, Inc.
	6.25%, due 5/1/24	5,010,000	5,237,354
	6.25%, due 7/15/22	3,000,000	3,108,750
	6.625%, due 1/15/27	22,015,000	23,291,870
	NRG REMA LLC Series C 9.681%, due 7/2/26 (i)	38,680,000	23,208,000
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	2,976,452
			229,417,277

	Electrical Components & Equipment 0.7%
	General Cable Corp. 5.75%, due 10/1/22	48,705,000	50,227,031
	WESCO Distribution, Inc. 5.375%, due 12/15/21	20,549,000	21,114,098
			71,341,129

	Electronics 0.1%
	Itron, Inc. 5.00%, due 1/15/26 (e)	14,330,000	14,401,650

	Engineering & Construction 0.5%
	Tutor Perini Corp. 6.875%, due 5/1/25 (e)	10,010,000	10,660,650
	Weekley Homes LLC / Weekley Finance Corp.
	6.00%, due 2/1/23	26,379,000	26,618,785
	6.625%, due 8/15/25 (e)	11,015,000	11,042,538
			48,321,973

	Entertainment 0.7%
	Churchill Downs, Inc. 4.75%, due 1/15/28 (e)	18,605,000	18,349,181
	Eldorado Resorts, Inc. 6.00%, due 4/1/25	3,000,000	3,131,250
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,000,000	2,066,960
	5.375%, due 4/15/26	2,985,000	3,193,950
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	10,359,000	11,291,310
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (e)	18,020,000	18,030,091
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	17,605,000	17,472,963
			73,535,705

	Food 2.2%
	B&G Foods, Inc.
	4.625%, due 6/1/21	12,000,000	12,060,000
	5.25%, due 4/1/25	27,250,000	27,284,062
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	53,500,000	50,022,500
	Ingles Markets, Inc. 5.75%, due 6/15/23	17,707,000	17,950,471
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	25,080,000	25,080,000
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (e)	23,000,000	25,357,500
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	16,324,000	18,527,740
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)	19,285,000	20,008,188
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (e)	22,457,000	22,878,069
			219,168,530

	Forest Products & Paper 0.9%
	Mercer International, Inc.
	5.50%, due 1/15/26 (e)	3,500,000	3,543,750
	6.50%, due 2/1/24	16,933,000	17,991,312
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	52,580,000	63,490,350
			85,025,412

	Gas 0.8%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	6,575,000	6,722,938
	5.625%, due 5/20/24	24,506,000	25,700,667
	5.75%, due 5/20/27	19,060,000	19,512,675
	5.875%, due 8/20/26	24,425,000	25,279,875
			77,216,155

	Health Care - Products 0.6%
	Halyard Health, Inc. 6.25%, due 10/15/22	11,331,000	11,812,681
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	13,765,000	14,332,806
	Hologic, Inc. (e)
	4.375%, due 10/15/25	14,000,000	14,000,000
	4.625%, due 2/1/28	4,000,000	4,000,000
	5.25%, due 7/15/22	12,730,000	13,213,740
			57,359,227

	Health Care - Services 5.0%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	24,930,000	25,234,146
	6.50%, due 3/1/24	11,580,000	12,101,100
	Centene Corp.
	4.75%, due 1/15/25	11,965,000	12,159,431
	5.625%, due 2/15/21	14,930,000	15,349,981
	6.125%, due 2/15/24	23,817,000	25,305,562
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	8,000,000	7,400,000
	Fresenius Medical Care U.S. Finance II, Inc. (e)
	5.625%, due 7/31/19	10,000,000	10,405,000
	5.875%, due 1/31/22	4,500,000	4,882,590
¤	HCA, Inc.
	7.50%, due 11/6/33	2,500,000	2,781,250
	4.25%, due 10/15/19	5,000,000	5,093,750
	5.00%, due 3/15/24	9,959,000	10,369,809
	5.25%, due 4/15/25	19,000,000	19,934,040
	5.25%, due 6/15/26	11,805,000	12,350,981
	5.375%, due 2/1/25	24,525,000	25,046,156
	5.875%, due 3/15/22	12,030,000	12,909,694
	5.875%, due 5/1/23	4,603,000	4,936,718
	5.875%, due 2/15/26	19,500,000	20,475,000
	7.50%, due 2/15/22	9,417,000	10,570,583
	7.50%, due 12/15/23	1,500,000	1,687,500
	7.58%, due 9/15/25	8,020,000	9,062,600
	7.69%, due 6/15/25	30,925,000	34,996,585
	8.36%, due 4/15/24	4,524,000	5,276,115
	HealthSouth Corp. 5.75%, due 11/1/24	18,575,000	18,946,500
	Molina Healthcare, Inc. 5.375%, due 11/15/22	19,025,000	19,833,563
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	60,250,000	64,693,437
	Polaris Intermediate Corp. 8.50%, due 12/1/22 (b)(e)	21,500,000	22,386,875
	Tenet Healthcare Corp.
	4.625%, due 7/15/24 (e)	9,800,000	9,628,500
	6.00%, due 10/1/20	8,000,000	8,410,000
	6.75%, due 6/15/23	10,020,000	9,870,702
	8.125%, due 4/1/22	28,975,000	29,898,723
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	15,885,000	16,587,117
	West Street Merger Sub, Inc. 6.375%, due 9/1/25 (e)	7,000,000	7,070,000
			495,654,008

	Home Builders 2.0%
	Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
	6.75%, due 8/1/25	9,996,000	10,020,990
	6.875%, due 2/15/21	21,140,000	21,457,100
	Brookfield Residential Properties, Inc. (e)
	6.375%, due 5/15/25	6,665,000	7,031,575
	6.50%, due 12/15/20	24,800,000	25,296,000
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	37,996,000	39,504,441
	Century Communities, Inc. 6.875%, due 5/15/22	34,796,000	36,057,007
	M/I Homes, Inc. 5.625%, due 8/1/25	8,000,000	8,140,000
	Mattamy Group Corp. 6.50%, due 10/1/25 (e)	15,020,000	15,827,325
	New Home Co., Inc. 7.25%, due 4/1/22	20,030,000	20,931,350
	Shea Homes, L.P. / Shea Homes Funding Corp. (e)
	5.875%, due 4/1/23	5,365,000	5,525,950
	6.125%, due 4/1/25	10,730,000	11,145,788
			200,937,526

	Household Products & Wares 0.8%
	Prestige Brands, Inc. 6.375%, due 3/1/24 (e)	33,808,000	34,822,240
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	19,492,000	20,515,330
	6.625%, due 11/15/22	27,090,000	28,072,012
			83,409,582

	Insurance 1.2%
	American Equity Investment Life Holding Co. 5.00%, due 6/15/27	27,640,000	28,478,216
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,092,000	9,180,245
	8.30%, due 4/15/26	5,435,000	6,669,696
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (e)	30,178,000	30,781,560
	MGIC Investment Corp. 5.75%, due 8/15/23	30,580,000	32,873,500
	USIS Merger Sub, Inc. 6.875%, due 5/1/25 (e)	14,000,000	14,420,000
			122,403,217

	Internet 1.7%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	17,046,000	17,727,840
	Match Group, Inc. 6.375%, due 6/1/24	3,245,000	3,508,656
	Netflix, Inc.
	4.875%, due 4/15/28 (e)	17,000,000	16,872,500
	5.50%, due 2/15/22	25,265,000	26,717,737
	5.75%, due 3/1/24	34,961,000	37,058,660
	5.875%, due 2/15/25	10,411,000	11,142,685
	Symantec Corp. 5.00%, due 4/15/25 (e)	15,125,000	15,424,369
	VeriSign, Inc.
	4.625%, due 5/1/23	6,615,000	6,780,375
	4.75%, due 7/15/27	9,015,000	9,082,613
	5.25%, due 4/1/25	25,661,000	27,200,660
			171,516,095

	Iron & Steel 1.4%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	13,018,000	13,375,995
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	18,170,000	19,977,370
	Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	48,025,000	51,506,812
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (e)	47,055,000	48,937,200
			133,797,377

	Leisure Time 1.8%
	Brunswick Corp. 4.625%, due 5/15/21 (e)	22,433,000	22,702,620
¤	Carlson Travel, Inc. (e)
	6.75%, due 12/15/23	72,516,000	71,881,485
	9.50%, due 12/15/24	51,365,000	47,641,038
	Vista Outdoor, Inc. 5.875%, due 10/1/23	32,352,000	31,300,560
			173,525,703

	Lodging 0.7%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	29,270,000	32,023,429
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24	12,220,000	12,163,543
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	18,480,000	19,450,200
	MGM Resorts International 6.75%, due 10/1/20	2,664,000	2,863,800
			66,500,972

	Machinery - Construction & Mining 0.1%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (e)	10,025,000	10,902,188

	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	10,585,000	11,579,990
	Tennant Co. 5.625%, due 5/1/25 (e)	12,165,000	12,666,806
			24,246,796

	Media 6.6%
	Altice Financing S.A. 7.50%, due 5/15/26 (e)	15,335,000	15,929,231
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (e)	8,895,000	8,539,200
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (e)	20,225,000	20,705,344
	Block Communications, Inc. 6.875%, due 2/15/25 (e)	38,347,000	39,880,880
	Cablevision Systems Corp. 7.75%, due 4/15/18	4,000,000	4,043,200
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.00%, due 2/1/28 (e)	41,215,000	39,746,716
	5.125%, due 2/15/23	24,030,000	24,495,581
	5.125%, due 5/1/23 (e)	12,000,000	12,232,500
	5.125%, due 5/1/27 (e)	37,725,000	36,876,187
	5.375%, due 5/1/25 (e)	5,025,000	5,100,375
	5.75%, due 2/15/26 (e)	29,345,000	30,372,075
	5.875%, due 4/1/24 (e)	23,715,000	24,782,175
	5.875%, due 5/1/27 (e)	5,000,000	5,150,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
	3.579%, due 7/23/20	4,000,000	4,050,970
	4.464%, due 7/23/22	4,000,000	4,137,525
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (e)	10,700,000	10,887,250
	CSC Holdings LLC 10.125%, due 1/15/23 (e)	5,935,000	6,695,422
	DISH DBS Corp.
	5.875%, due 7/15/22	12,552,000	12,489,240
	5.875%, due 11/15/24	24,045,000	22,797,666
	Meredith Corp. 6.875%, due 2/1/26 (e)	19,000,000	19,451,250
	Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	20,030,000	21,231,800
	Quebecor Media, Inc. 5.75%, due 1/15/23	49,005,000	51,822,787
	SFR Group S.A. (e)
	6.00%, due 5/15/22	19,460,000	18,991,987
	6.25%, due 5/15/24	9,700,000	9,275,625
	7.375%, due 5/1/26	22,815,000	22,472,775
	Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (c)(d)(f)	20,000,000	20,200,000
	Telenet Finance Luxembourg Notes S.A.R.L. 5.50%, due 3/1/28 (e)	9,200,000	9,154,000
	Videotron, Ltd.
	5.00%, due 7/15/22	25,289,000	26,363,783
	5.125%, due 4/15/27 (e)	17,735,000	18,400,063
	5.375%, due 6/15/24 (e)	21,850,000	23,215,625
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	80,750,000	84,686,562
			654,177,794

	Metal Fabricate & Hardware 1.4%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	44,870,000	47,786,550
	Novelis Corp. (e)
	5.875%, due 9/30/26	30,900,000	31,845,231
	6.25%, due 8/15/24	21,250,000	22,259,375
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	18,775,000	19,150,500
	Park-Ohio Industries, Inc. 6.625%, due 4/15/27 (e)	17,020,000	18,168,850
			139,210,506

	Mining 3.3%
	Alcoa Nederland Holding B.V. (e)
	6.75%, due 9/30/24	7,910,000	8,631,788
	7.00%, due 9/30/26	15,600,000	17,292,600
	Aleris International, Inc.
	7.875%, due 11/1/20	43,612,000	43,572,749
	9.50%, due 4/1/21 (e)	44,005,000	46,581,493
	Constellium N.V. 5.875%, due 2/15/26 (e)	5,000,000	5,100,000
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	16,740,000	17,723,475
	Freeport McMoRan, Inc.
	6.75%, due 2/1/22	21,026,000	21,788,192
	6.875%, due 2/15/23	68,126,000	74,768,285
	Hecla Mining Co. 6.875%, due 5/1/21	42,858,000	43,929,450
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	9,500,000	10,777,465
	Lundin Mining Corp. 7.875%, due 11/1/22 (e)	10,015,000	10,665,975
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (e)	23,645,000	24,058,787
			324,890,259

	Miscellaneous - Manufacturing 1.4%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	18,260,000	18,625,200
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	28,950,000	28,371,000
	EnPro Industries, Inc. 5.875%, due 9/15/22	24,295,000	25,266,800
	FXI Holdings, Inc. 7.875%, due 11/1/24 (e)	6,000,000	5,985,000
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	37,494,000	38,290,747
	Koppers, Inc. 6.00%, due 2/15/25 (e)	17,475,000	18,436,125
			134,974,872

	Oil & Gas 8.5%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (e)	20,515,000	22,592,144
	California Resources Corp.
	5.00%, due 1/15/20	19,620,000	18,246,600
	8.00%, due 12/15/22 (e)	28,535,000	23,969,400
	Callon Petroleum Co. 6.125%, due 10/1/24	22,540,000	23,385,250
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	4,000,000	4,000,000
	7.625%, due 1/15/22	4,161,000	4,223,415
	11.50%, due 1/15/21 (e)	33,285,000	37,653,656
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	10,868,000	11,085,360
	CNX Resources Corp.
	5.875%, due 4/15/22	6,903,000	7,093,454
	8.00%, due 4/1/23	28,045,000	29,824,455
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (b)	71,610,000	74,116,350
	Continental Resources, Inc. 5.00%, due 9/15/22	22,040,000	22,315,500
	Delek Logistics Partners, L.P. 6.75%, due 5/15/25 (e)	10,445,000	10,653,900
	Gulfport Energy Corp.
	6.00%, due 10/15/24	45,484,000	45,825,130
	6.375%, due 5/15/25	21,725,000	22,159,500
	6.375%, due 1/15/26 (e)	5,000,000	5,075,000
	6.625%, due 5/1/23	3,787,000	3,910,078
	Matador Resources Co. 6.875%, due 4/15/23	12,665,000	13,329,913
	Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	13,590,000	14,150,588
	Murphy Oil Corp. 6.875%, due 8/15/24	9,590,000	10,243,654
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	23,635,000	24,462,225
	Newfield Exploration Co.
	5.625%, due 7/1/24	19,385,000	20,741,950
	5.75%, due 1/30/22	14,140,000	15,059,100
	Oasis Petroleum, Inc. 6.875%, due 3/15/22	7,500,000	7,725,000
	Parsley Energy LLC / Parsley Finance Corp. (e)
	5.25%, due 8/15/25	14,125,000	14,266,250
	5.625%, due 10/15/27	7,000,000	7,192,500
	6.25%, due 6/1/24	6,100,000	6,435,500
	PDC Energy, Inc. 6.125%, due 9/15/24	8,750,000	9,100,000
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (b)	67,970,097	52,846,750
	QEP Resources, Inc. 5.625%, due 3/1/26	11,000,000	11,220,000
	Range Resources Corp.
	5.75%, due 6/1/21	23,225,000	24,241,094
	5.875%, due 7/1/22	23,861,000	24,815,440
	Rex Energy Corp. 8.00%, due 10/1/20	116,480,000	43,097,600
	RSP Permian, Inc.
	5.25%, due 1/15/25	8,300,000	8,611,250
	6.625%, due 10/1/22	17,780,000	18,669,000
	Southwestern Energy Co. 7.50%, due 4/1/26	18,730,000	19,596,262
	SRC Energy, Inc. 6.25%, due 12/1/25 (e)	23,695,000	24,405,850
¤	Stone Energy Corp. 7.50%, due 5/31/22 (f)	24,562,822	24,747,043
	Whiting Petroleum Corp. 6.625%, due 1/15/26 (e)	7,150,000	7,319,813
	WPX Energy, Inc.
	6.00%, due 1/15/22	41,535,000	43,715,587
	7.50%, due 8/1/20	22,420,000	24,213,600
			836,335,161

	Oil & Gas Services 0.5%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,275,000	44,607,063

	Packaging & Containers 0.1%
	Berry Global, Inc. 4.50%, due 2/15/26 (e)	3,000,000	2,991,600
	Sealed Air Corp. 5.50%, due 9/15/25 (e)	2,465,000	2,656,038
			5,647,638

	Pharmaceuticals 0.6%
	Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (e)	13,600,000	13,600,000
	Endo Finance LLC 5.75%, due 1/15/22 (e)	4,000,000	3,380,000
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (e)	15,000,000	11,700,000
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (e)	3,667,000	3,978,695
	Valeant Pharmaceuticals International, Inc. (e)
	5.50%, due 11/1/25	10,000,000	10,075,000
	7.50%, due 7/15/21	17,015,000	17,078,806
			59,812,501

	Pipelines 3.6%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 6.375%, due 5/1/24	5,005,000	5,424,169
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,000,852
	9.625%, due 11/1/21	10,349,000	12,676,150
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	12,720,000	13,101,600
	Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	14,380,000	15,494,450
	Cheniere Energy Partners, L.P. 5.25%, due 10/1/25 (e)	10,015,000	10,202,781
	Genesis Energy, L.P. / Genesis Energy Finance Corp.
	5.75%, due 2/15/21	4,770,000	4,839,165
	6.75%, due 8/1/22	43,480,000	45,110,500
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	19,575,000	20,455,875
¤	MPLX, L.P.
	4.875%, due 12/1/24	27,495,000	29,255,291
	4.875%, due 6/1/25	30,580,000	32,503,550
	5.50%, due 2/15/23	36,010,000	36,990,463
	NGPL PipeCo LLC (e)
	4.375%, due 8/15/22	8,875,000	8,966,413
	4.875%, due 8/15/27	16,630,000	17,087,325
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	13,715,000	14,760,769
	8.40%, due 4/15/18	6,454,000	6,518,540
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (e)	17,415,000	17,834,702
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	23,290,000	25,935,392
	SemGroup Corp. 6.375%, due 3/15/25 (e)	7,997,000	8,016,993
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	28,235,000	28,870,287
			357,045,267

	Private Equity 0.0% ‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	3,900,000	3,973,125

	Real Estate 1.2%
	CBRE Services, Inc.
	5.00%, due 3/15/23	28,132,000	28,917,620
	5.25%, due 3/15/25	11,505,000	12,441,477
	Howard Hughes Corp. 5.375%, due 3/15/25 (e)	29,390,000	29,683,900
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (e)	17,835,000	17,639,707
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (e)	32,565,000	32,483,587
			121,166,291

	Real Estate Investment Trusts 4.3%
	Crown Castle International Corp.
	4.875%, due 4/15/22	2,000,000	2,123,273
	5.25%, due 1/15/23	81,518,000	88,499,988
	CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	10,865,000	11,000,813
¤	Equinix, Inc.
	5.375%, due 1/1/22	20,391,000	21,130,174
	5.375%, due 4/1/23	17,525,000	18,006,937
	5.375%, due 5/15/27	50,650,000	53,182,500
	5.75%, due 1/1/25	36,737,000	38,757,535
	5.875%, due 1/15/26	38,825,000	41,251,562
	FelCor Lodging, L.P. 5.625%, due 3/1/23	28,752,000	29,470,800
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	8,000,000	8,697,377
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	8,000,000	7,900,000
	4.50%, due 1/15/28 (e)	7,000,000	6,807,500
	5.625%, due 5/1/24	63,960,000	68,320,153
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	20,025,000	19,828,755
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	10,000,000	10,418,700
			425,396,067

	Retail 3.7%
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	50,273,000	52,283,920
	Beacon Escrow Corp. 4.875%, due 11/1/25 (e)	5,000,000	4,975,000
	Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	20,805,000	22,209,338
	Dollar Tree, Inc. 5.75%, due 3/1/23	24,690,000	25,801,050
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	45,301,000	44,961,242
	GameStop Corp. 5.50%, due 10/1/19 (e)	5,000,000	5,075,000
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	16,040,000	16,493,932
	5.25%, due 12/15/23 (e)	8,020,000	8,260,600
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
	4.75%, due 6/1/27	10,000,000	9,925,000
	5.00%, due 6/1/24	17,690,000	17,911,125
	5.25%, due 6/1/26	29,750,000	30,345,000
	L Brands, Inc.
	5.25%, due 2/1/28	5,000,000	4,943,750
	5.625%, due 2/15/22	9,110,000	9,598,296
	6.625%, due 4/1/21	14,030,000	15,117,325
	8.50%, due 6/15/19	3,395,000	3,666,600
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	30,906,000	30,674,205
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	27,491,000	28,307,483
	Rite Aid Corp.
	6.125%, due 4/1/23 (e)	34,555,000	32,222,537
	6.75%, due 6/15/21	3,000,000	3,049,650
			365,821,053

	Semiconductors 0.5%
	Micron Technology, Inc.
	5.25%, due 1/15/24 (e)	9,577,000	9,960,080
	5.50%, due 2/1/25	26,142,000	27,416,423
	Qorvo, Inc. 6.75%, due 12/1/23	5,000,000	5,325,000
	Sensata Technologies UK Financing Co. PLC 6.25%, due 2/15/26 (e)	2,485,000	2,671,375
			45,372,878

	Software 3.2%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (e)	43,650,000	44,304,750
	Ascend Learning LLC 6.875%, due 8/1/25 (e)	27,000,000	27,945,000
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	25,270,000	26,723,025
	First Data Corp. (e)
	5.00%, due 1/15/24	3,500,000	3,591,875
	7.00%, due 12/1/23	8,135,000	8,567,212
	MSCI, Inc. (e)
	4.75%, due 8/1/26	11,290,000	11,515,800
	5.25%, due 11/15/24	30,022,000	31,252,902
	5.75%, due 8/15/25	36,281,000	38,457,860
	Open Text Corp. 5.875%, due 6/1/26 (e)	17,240,000	18,145,100
	PTC, Inc. 6.00%, due 5/15/24	48,968,000	51,906,080
	Quintiles IMS, Inc. (e)
	4.875%, due 5/15/23	17,747,000	18,368,145
	5.00%, due 10/15/26	32,113,000	32,715,119
			313,492,868

	Storage & Warehousing 0.1%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (e)	7,995,000	7,965,019

	Telecommunications 5.7%
	CenturyLink, Inc. 5.80%, due 3/15/22	21,335,000	20,801,625
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	35,015,000	35,452,687
	Frontier Communications Corp.
	10.50%, due 9/15/22	24,279,000	20,060,524
	11.00%, due 9/15/25	33,071,000	25,836,719
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26	21,850,000	22,068,500
	6.625%, due 8/1/26	25,220,000	26,677,716
	7.625%, due 6/15/21	38,030,000	41,547,775
	Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	22,020,000	21,854,850
	Level 3 Parent LLC 5.75%, due 12/1/22	5,000,000	5,050,000
	Qualitytech LP / QTS Finance Corp. 4.75%, due 11/15/25 (e)	10,850,000	10,931,375
	Sprint Capital Corp.
	6.875%, due 11/15/28	70,625,000	73,008,594
	8.75%, due 3/15/32	6,000,000	7,095,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (e)	25,490,000	27,210,575
	9.00%, due 11/15/18 (e)	3,523,000	3,681,535
	9.25%, due 4/15/22	16,831,000	20,197,200
¤	T-Mobile USA, Inc.
	4.00%, due 4/15/22	5,000,000	5,096,875
	4.50%, due 2/1/26	9,940,000	9,989,700
	4.75%, due 2/1/28	28,185,000	28,290,694
	5.125%, due 4/15/25	25,615,000	26,447,487
	5.375%, due 4/15/27	20,175,000	21,183,750
	6.00%, due 4/15/24	15,315,000	16,281,223
	6.375%, due 3/1/25	36,867,000	39,217,271
	6.50%, due 1/15/24	14,485,000	15,391,037
	6.50%, due 1/15/26	22,000,000	23,842,500
	6.625%, due 4/1/23	3,010,000	3,128,293
	6.836%, due 4/28/23	8,915,000	9,304,586
			559,648,091

	Toys, Games & Hobbies 0.3%
	Mattel, Inc. 6.75%, due 12/31/25 (e)	30,875,000	31,338,125

	Trucking & Leasing 0.3%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	23,480,000	24,565,950

	Total Corporate Bonds (Cost $8,511,888,220)		8,777,455,536

	Loan Assignments 0.8% (k)
	Diversified Financial Services 0.1%
	Jane Street Group LLC 2017 Term Loan B 6.074% (1-month LIBOR + 4.50%), due 8/25/22 (a)	11,356,250	11,469,812

	Media 0.1%
	Charter Communications Operating LLC 2017 Term Loan B 3.58% (1-month LIBOR + 2.00%), due 4/30/25	6,000,000	6,033,750

	Metals & Mining 0.1%
	Neenah Foundry Co. (a)(f) 2017 Term Loan 8.073% (1-month LIBOR + 6.50%), due 12/13/22	5,500,000	5,445,000
	. 2017 Term Loan 8.154% (2-month LIBOR + 6.50%), due 12/13/22	5,500,000	5,445,000
			10,890,000

	Retail 0.4%
	Bass Pro Group LLC Term Loan B 6.567% (1-month LIBOR + 5.00%), due 9/25/24	37,807,750	37,921,173

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 10.324% (1-month LIBOR + 8.75%), due 11/12/20	20,187,160	11,965,939

	Total Loan Assignments (Cost $81,443,617)		78,280,674

	Total Long-Term Bonds (Cost $8,763,042,490)		9,010,617,216

		Shares
	Common Stocks 1.1% †
	Auto Parts & Equipment 0.0% ‡
¤	Exide Technologies (a)(c)(d)(f)(l)	2,084,972	4,023,996

	Lodging 0.0% ‡
	Majestic Star Casino LLC Membership Units (c)(d)(f)	446,020	334,515

	Media 0.0% ‡
	ION Media Networks, Inc. (a)(c)(d)(f)	2,287	1,551,935

	Metals & Mining 0.1%
	Neenah Enterprises, Inc. (a)(c)(d)(f)(l)	720,961	8,644,323

	Oil, Gas & Consumable Fuels 0.8%
	PetroQuest Energy, Inc. (l)	908,262	1,607,624
	Rex Energy Corp. (c)(l)	103,000	152,440
¤	Stone Energy Corp. (f)(l)	2,074,193	74,961,334
	Titan Energy LLC (l)	91,174	134,026
			76,855,424

	Specialty Retail 0.2%
	American Eagle Outfitters, Inc.	1,076,058	19,369,044

	Total Common Stocks (Cost $161,129,861)		110,779,237

	Exchange-Traded Funds (l) 0.3%
	iShares Gold Trust	618,700	7,993,604
	SPDR Gold Shares	189,000	24,125,850

	Total Exchange-Traded Funds (Cost $28,668,073)		32,119,454

		Principal Amount
	Short-Term Investment 6.2%
	Money Market Fund 6.2%
	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.215%	$616,837,840	616,837,840

	Total Short-Term Investment (Cost $616,837,840)		616,837,840

	Total Investments (Cost $9,569,678,264)	98.8%	9,770,353,747
	Other Assets, Less Liabilities	1.2	114,092,131
	Net Assets	100.0%	$9,884,445,878

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $190,728,761, which represented 1.9% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $190,576,321, which represented 1.9% of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Restricted security.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2018.
(i)	Issue in non-accrual status.
(j)	Issue in default.
(k)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(l)	Non-income producing security.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$89,080,127	$65,800,879	$154,881,006
Corporate Bonds (c)	—	8,687,434,863	90,020,673	8,777,455,536
Loan Assignments (d)	—	55,920,862	22,359,812	78,280,674
Total Long-Term Bonds	—	8,832,435,852	178,181,364	9,010,617,216
Common Stocks (e)	96,558,983	—	14,220,254	110,779,237
Exchange-Traded Funds	32,119,454	—	—	32,119,454
Short-Term Investment
Money Market Fund	616,837,840	—	—	616,837,840
Total Investments in Securities	$745,516,277	$8,832,435,852	$192,401,618	$9,770,353,747

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $65,790,126 and $10,753 are held in Auto Parts & Equipment and Mining, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $90,020,673 is held in Auto Parts & Equipment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $11,469,812 and $10,890,000 are held in Diversified Financial Services and Metals & Mining within the Loan Assignments section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(e)	The Level 3 securities valued at $4,023,996, $1,551,935, and $8,644,323 are held in Auto Parts & Equipment, Media, and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2018, a security with a market value of $11,615,000 transferred from Level 2 to Level 3 as the price of this security was based on significant unobservable inputs. As of October 31, 2017, the fair value obtained for this security, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of January 31, 2018, a security with a market value of $423,719 transferred from Level 3 to Level 2 as the price of this security was based on significant observable inputs. As of October 31, 2017, the price of this security was based on significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2018
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$54,577,221	$254,825	$-	$7,381,273	$3,576,807	(a)	$-		$-	$-	$65,790,126	$7,381,273
Mining	10,662	197	-	(106)	-		-		-	-	10,753	(106)
Corporate Bonds
Auto Parts & Equipment	80,579,460	461,349	-	5,353,677	3,626,187	(a)	-		-	-	90,020,673	5,353,677
Entertainment	36,312,500	-	853,300	(1,312,500)	-		(35,853,300)		-	-	-	-
Loan Assignments
Diversified Financial Services	-	1,447	336	(3,221)	-		(143,750	)(b)	11,615,000	-	11,469,812	(3,221)
Metals & Mining	-	1,767	-	(1,767)	10,890,000		-		-	-	10,890,000	(1,767)
Common Stocks
Auto Parts & Equipment	3,398,505	-	-	625,491	-		-		-	-	4,023,996	625,491
Lodging	423,719	-	-	-	-		-		-	(423,719)	-	-
Media	1,551,935	-	-	-	-		-		-	-	1,551,935	-
Metals & Mining	8,644,323	-	-	-	-		-		-	-	8,644,323	-
Total	$185,498,325	$719,585	$853,636	$12,042,847	$18,092,994		$(35,997,050)		$11,615,000	$(423,719)	$192,401,618	$13,355,347

(a) Purchases include PIK securities.

(b) Sales include principal reductions.

MainStay Income Builder Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 47.8%†
	Asset-Backed Securities 0.1%
	Home Equity 0.1%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$24,341	$24,725
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 1.621% (1-month USD-LIBOR-BBA + 0.06%), due 10/25/36 (b)		6,767	6,761
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		91,111	92,448
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.242%, due 2/25/34 (a)		448,504	461,201
	Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		196,357	194,179
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.661% (1-month USD-LIBOR-BBA + 0.10%), due 3/25/47 (b)		458,240	304,307
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.611% (1-month USD-LIBOR-BBA + 0.05%), due 11/25/36 (b)		636,940	310,592
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.733%, due 6/25/33 (a)		82,834	82,627
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		11,443	11,455
				1,488,295

	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.782% (3-month USD-LIBOR-BBA + 0.32%), due 5/25/29 (b)		263,806	262,479

	Total Asset-Backed Securities (Cost $1,950,205)			1,750,774

	Corporate Bonds 39.3%
	Aerospace & Defense 0.3%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,628,756
	Triumph Group, Inc. 4.875%, due 4/1/21		1,205,000	1,183,913
				4,812,669

	Agriculture 0.2%
¤	Philip Morris International, Inc. 1.625%, due 2/21/19		3,550,000	3,526,859
	Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		255,000	273,864
				3,800,723

	Airlines 0.8%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,746,250
	American Airlines, Inc.
	Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		644,640	632,070
	Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31		1,000,000	989,608
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		3,251,425	3,276,526
	Series 2016-2, Class AA, Pass Through Trust 3.65%, due 12/15/29		227,520	228,658
	Continental Airlines, Inc.
	Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		1,405,114	1,504,315
	Series 2003-ERJ-1 7.875%, due 1/2/20		39,178	39,962
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,784,435	1,959,131
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		870,549	955,079
	United Airlines, Inc. Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,453,089	1,569,932
				14,901,531

	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (c)		3,575,000	3,619,688

	Auto Manufacturers 0.9%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,792,063
	7.45%, due 7/16/31		450,000	572,791
	8.90%, due 1/15/32		215,000	295,087
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	379,151
	General Motors Financial Co., Inc.
	3.15%, due 6/30/22		900,000	888,630
	3.20%, due 7/13/20		1,800,000	1,813,695
	3.25%, due 5/15/18		325,000	326,143
	3.45%, due 4/10/22		3,800,000	3,813,223
	4.20%, due 3/1/21		2,585,000	2,665,031
	Toyota Motor Credit Corp. 2.90%, due 4/17/24		4,600,000	4,569,673
				17,115,487

	Auto Parts & Equipment 0.4%
	Goodyear Tire & Rubber Co. 5.125%, due 11/15/23		2,540,000	2,603,500
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (c)		3,345,000	3,424,444
	Tenneco, Inc. 5.00%, due 7/15/26		1,660,000	1,674,525
				7,702,469

	Banks 7.5%
	Bank of America Corp.
	2.738%, due 1/23/22 (d)		3,260,000	3,229,888
	3.004%, due 12/20/23 (c)(d)		1,794,000	1,775,704
	3.50%, due 4/19/26		415,000	417,580
	3.705% (3-month USD-LIBOR-BBA + 1.512%), due 4/24/28 (d)		2,895,000	2,923,871
	5.125% (3-month USD-LIBOR-BBA + 3.387%), due 6/17/19 (d)(e)		575,000	582,187
	5.875%, due 2/7/42		500,000	648,774
	6.11%, due 1/29/37		1,505,000	1,886,304
	6.30% (3-month USD-LIBOR-BBA + 4.553%), due 3/10/26 (d)(e)		2,085,000	2,335,200
	8.57%, due 11/15/24		485,000	620,257
	Bank of New York Mellon Corp. 4.625% (3-month USD-LIBOR-BBA + 3.131%), due 9/20/26 (d)(e)		3,275,000	3,283,187
	Barclays PLC (United Kingdom)
	2.75%, due 11/8/19		936,000	935,827
	4.95%, due 1/10/47		870,000	951,948
	5.20%, due 5/12/26		4,700,000	4,962,758
	BB&T Corp.
	2.15%, due 2/1/21		2,315,000	2,275,011
	2.75%, due 4/1/22		4,100,000	4,076,051
	Capital One Financial Corp. 4.20%, due 10/29/25		435,000	440,914
	Citibank N.A. 2.125%, due 10/20/20		4,590,000	4,522,128
	Citigroup, Inc.
	3.668% (3-month USD-LIBOR-BBA + 1.39%), due 7/24/28 (d)		1,180,000	1,182,037
	4.05%, due 7/30/22		105,000	108,251
	5.30%, due 5/6/44		1,200,000	1,396,849
	6.625%, due 6/15/32		770,000	969,738
	6.875%, due 6/1/25		1,715,000	2,042,966
	Citizens Bank N.A. 2.55%, due 5/13/21		1,050,000	1,039,232
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,501,860
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,157,004
¤	Goldman Sachs Group, Inc.
	2.905% (3-month USD-LIBOR-BBA + 0.99%), due 7/24/23 (d)		880,000	863,016
	2.908% (3-month USD-LIBOR-BBA + 1.053%), due 6/5/23 (d)		800,000	784,946
	3.50%, due 11/16/26		1,085,000	1,069,475
	3.625%, due 1/22/23		3,045,000	3,097,247
	3.85%, due 1/26/27		4,385,000	4,429,123
	4.017% (3-month USD-LIBOR-BBA + 1.373%), due 10/31/38 (d)		2,310,000	2,326,399
	5.00%, due 11/10/22 (d)(e)		3,110,000	3,049,728
	5.25%, due 7/27/21		805,000	864,767
	6.75%, due 10/1/37		829,000	1,093,605
	7.50%, due 2/15/19		2,100,000	2,209,229
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,562,590
	JPMorgan Chase & Co.
	3.54% (3-month USD-LIBOR-BBA + 1.38%), due 5/1/28 (d)		2,970,000	2,969,350
	5.15% (3-month USD-LIBOR-BBA + 3.25%), due 5/1/23 (d)(e)		2,080,000	2,119,000
	6.40%, due 5/15/38		820,000	1,107,775
	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19 (Germany)		8,170,000	8,123,185
	Lloyds Banking Group PLC (United Kingdom)
	4.344%, due 1/9/48		1,965,000	1,961,733
	4.582%, due 12/10/25		863,000	889,781
	4.65%, due 3/24/26		1,605,000	1,660,991
	Morgan Stanley
	2.375%, due 7/23/19		1,750,000	1,746,134
	3.125%, due 1/23/23		4,435,000	4,415,789
	3.591% (3-month USD-LIBOR-BBA + 1.34%), due 7/22/28 (d)		1,360,000	1,345,319
	3.875%, due 1/27/26		465,000	475,124
	4.875%, due 11/1/22		1,125,000	1,199,921
	5.00%, due 11/24/25		2,855,000	3,089,144
	5.45% (3-month USD-LIBOR-BBA + 3.61%), due 7/15/19 (d)(e)		2,310,000	2,367,750
	6.375%, due 7/24/42		170,000	230,819
	PNC Bank N.A.
	1.70%, due 12/7/18		3,100,000	3,085,526
	2.55%, due 12/9/21		2,185,000	2,162,166
	Royal Bank of Scotland Group PLC (United Kingdom)
	6.00%, due 12/19/23		190,000	207,124
	6.125%, due 12/15/22		1,530,000	1,660,734
	Santander Holdings USA, Inc.
	2.65%, due 4/17/20		3,875,000	3,862,621
	4.40%, due 7/13/27 (c)		600,000	609,760
	Santander UK Group Holdings PLC (United Kingdom)
	3.571%, due 1/10/23		2,230,000	2,237,080
	3.823% (3-month USD-LIBOR-BBA + 1.40%), due 11/3/28 (d)		1,640,000	1,612,757
	State Street Corp. 2.55%, due 8/18/20		2,605,000	2,606,858
	Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		4,295,000	4,160,898
	U.S. Bank N.A. 2.00%, due 1/24/20		4,050,000	4,012,214
	Wachovia Corp.
	5.50%, due 8/1/35		315,000	370,855
	5.75%, due 2/1/18		1,000,000	1,000,000
	Wells Fargo & Co.
	3.584% (3-month USD-LIBOR-BBA + 1.31%), due 5/22/28 (d)		2,615,000	2,621,150
	4.90%, due 11/17/45		55,000	61,893
	5.375%, due 11/2/43		690,000	818,840
	Wells Fargo Bank N.A.
	2.40%, due 1/15/20		1,875,000	1,870,845
	5.85%, due 2/1/37		140,000	175,300
				137,454,087

	Beverages 1.2%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		5,725,000	5,793,908
	Coca-Cola Co. 1.375%, due 5/30/19		3,845,000	3,799,452
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,193,105
	Molson Coors Brewing Co. 3.00%, due 7/15/26		2,000,000	1,905,421
	PepsiCo, Inc.
	1.35%, due 10/4/19		2,225,000	2,190,012
	1.55%, due 5/2/19		1,650,000	1,636,658
	2.375%, due 10/6/26		2,225,000	2,078,943
	3.00%, due 10/15/27		3,000,000	2,928,208
				22,525,707

	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,577,854
	Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,637,670
				7,215,524

	Building Materials 0.6%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,574,161
	Johnson Controls International PLC 4.50%, due 2/15/47		1,305,000	1,407,827
	Masco Corp. 4.375%, due 4/1/26		1,575,000	1,638,000
	Standard Industries, Inc. 5.375%, due 11/15/24 (c)		2,940,000	3,042,900
				10,662,888

	Chemicals 0.8%
	Air Liquide Finance S.A. (France) (c)
	1.375%, due 9/27/19		2,535,000	2,491,821
	1.75%, due 9/27/21		1,725,000	1,662,807
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Brazil) (c)		4,275,000	4,317,750
	Dow Chemical Co.
	4.125%, due 11/15/21		1,605,000	1,670,431
	8.55%, due 5/15/19		75,000	80,721
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (c)		1,800,000	1,768,500
	WR Grace & Co-Conn 5.125%, due 10/1/21 (c)		1,885,000	1,974,538
				13,966,568

	Commercial Services 0.4%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (c)		1,694,000	1,857,048
	Service Corp. International
	4.625%, due 12/15/27		1,325,000	1,313,406
	5.375%, due 1/15/22		3,600,000	3,681,360
	United Rentals North America, Inc. 4.625%, due 7/15/23		965,000	998,775
				7,850,589

	Computers 0.7%
	Apple, Inc.
	1.55%, due 2/8/19		860,000	856,388
	1.55%, due 8/4/21		1,500,000	1,444,623
	3.20%, due 5/11/27		900,000	889,319
	3.35%, due 2/9/27		3,480,000	3,479,467
	3.85%, due 5/4/43		2,235,000	2,269,591
	3.85%, due 8/4/46		1,090,000	1,101,470
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,576,462
				12,617,320

	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		3,100,000	3,059,405

	Diversified Financial Services 1.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Ireland)		4,265,000	4,449,676
	Air Lease Corp.
	2.125%, due 1/15/20		1,950,000	1,931,038
	2.75%, due 1/15/23		1,850,000	1,798,888
	4.25%, due 9/15/24		1,185,000	1,224,490
	Bear Stearns Cos. LLC 7.25%, due 2/1/18		910,000	910,000
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,755,312
	5.00%, due 8/15/22		968,000	1,011,560
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,514,194
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,500,000	6,409,800
	International Lease Finance Corp.
	5.875%, due 4/1/19		1,255,000	1,300,453
	6.25%, due 5/15/19		1,074,000	1,121,894
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (c)		1,465,000	1,516,275
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		940,000	958,002
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	721,000
	6.00%, due 6/1/20		475,000	491,625
	Synchrony Financial 4.25%, due 8/15/24		5,000,000	5,118,452
				32,232,659

	Electric 1.5%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		2,350,000	2,305,278
	CMS Energy Corp.
	3.875%, due 3/1/24		1,540,000	1,586,006
	5.05%, due 3/15/22		1,220,000	1,308,380
	6.25%, due 2/1/20		1,225,000	1,308,205
	Consolidated Edison, Inc. 2.00%, due 3/15/20		1,205,000	1,194,280
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		2,555,000	3,033,303
	Florida Power & Light Co. 3.70%, due 12/1/47		2,060,000	2,074,513
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,208,600
	MidAmerican Energy Co.
	3.95%, due 8/1/47		835,000	869,471
	4.40%, due 10/15/44		2,200,000	2,445,352
	PECO Energy Co. 4.80%, due 10/15/43		1,195,000	1,385,752
	Potomac Electric Power Co. 4.15%, due 3/15/43		1,735,000	1,846,540
¤	PPL Electric Utilities Corp. 3.95%, due 6/1/47		2,200,000	2,306,296
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,170,961
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	888,188
	WEC Energy Group, Inc. 3.528% (3-month USD-LIBOR-BBA + 2.113%), due 5/15/67 (b)		1,095,000	1,061,789
				26,992,914

	Electronics 0.3%
	Honeywell International, Inc. 1.40%, due 10/30/19		4,970,000	4,893,395

	Environmental Controls 0.3%
	Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,736,426
	Waste Management, Inc.
	2.40%, due 5/15/23		2,275,000	2,195,803
	3.15%, due 11/15/27		1,080,000	1,058,259
				4,990,488

	Food 1.4%
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (c)		2,899,000	2,873,621
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		1,000,000	939,776
	4.875%, due 2/15/25 (c)		2,123,000	2,232,421
	5.00%, due 6/4/42		1,600,000	1,698,874
	Kroger Co. 1.50%, due 9/30/19		2,555,000	2,512,087
	Mondelez International Holdings Netherlands B.V. (Netherlands) (c)
	1.625%, due 10/28/19		2,790,000	2,747,971
	2.00%, due 10/28/21		3,050,000	2,945,964
	Smithfield Foods, Inc. (c)
	2.70%, due 1/31/20		1,690,000	1,677,066
	3.35%, due 2/1/22		1,575,000	1,555,528
	Sysco Corp. 3.25%, due 7/15/27		1,735,000	1,705,293
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,371,842
				25,260,443

	Gas 0.3%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		735,000	751,537
	5.625%, due 5/20/24		1,140,000	1,195,575
	5.75%, due 5/20/27		520,000	532,350
	NiSource Finance Corp. 3.49%, due 5/15/27		3,670,000	3,656,128
				6,135,590

	Health Care - Products 1.1%
	Abbott Laboratories 3.75%, due 11/30/26		2,215,000	2,237,919
	Baxter International, Inc. 3.50%, due 8/15/46		2,585,000	2,336,374
	Becton Dickinson & Co. 3.70%, due 6/6/27		4,380,000	4,315,156
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,743,307
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		3,090,000	3,068,062
	Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,378,963
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		1,425,000	1,418,317
				20,498,098

	Health Care - Services 0.2%
	Cigna Corp. 4.375%, due 12/15/20		270,000	281,388
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		3,510,000	3,516,909
				3,798,297

	Home Builders 0.8%
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24		1,345,000	1,466,050
	8.375%, due 5/15/18		2,000,000	2,034,000
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,445,120
	4.50%, due 11/15/19		750,000	766,913
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,866,875
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,450,550
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	4.375%, due 6/15/19		1,000,000	1,011,250
	5.875%, due 6/15/24		2,935,000	3,109,045
				15,149,803

	Housewares 0.3%
	Newell Brands, Inc. 3.85%, due 4/1/23		5,750,000	5,858,993

	Insurance 2.4%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	215,971
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,515,000	3,514,506
	Chubb Corp. 3.972% (3-month USD-LIBOR-BBA + 2.25%), due 3/29/67 (b)		1,660,000	1,653,775
	Jackson National Life Global Funding 2.20%, due 1/30/20 (c)		3,580,000	3,553,899
	Liberty Mutual Group, Inc. (c)
	4.25%, due 6/15/23		850,000	882,456
	6.50%, due 3/15/35		220,000	277,627
	7.80%, due 3/7/87		1,760,000	2,226,400
	10.75% (3-month USD-LIBOR-BBA + 7.12%), due 6/15/88 (d)		750,000	1,196,250
	Lincoln National Corp. 3.625%, due 12/12/26		3,400,000	3,400,805
	Markel Corp. 5.00%, due 4/5/46		2,350,000	2,580,667
	MassMutual Global Funding II (c)
	2.10%, due 8/2/18		1,200,000	1,201,252
	2.50%, due 10/17/22		3,347,000	3,276,593
	2.95%, due 1/11/25		1,105,000	1,085,058
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (c)		2,250,000	2,225,001
	Oil Insurance, Ltd. 4.677% (3-month USD-LIBOR-BBA + 2.982%), due 3/5/18 (b)(c)(e)		1,320,000	1,277,100
	Pricoa Global Funding I 2.55%, due 11/24/20 (c)		2,135,000	2,130,806
	Principal Life Global Funding II 2.375%, due 11/21/21 (c)		4,070,000	3,991,217
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,427,987
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,591,709
	Prudential Financial, Inc. 5.625% (3-month USD-LIBOR-BBA + 3.92%), due 6/15/43 (d)		1,760,000	1,914,352
	Voya Financial, Inc. 3.65%, due 6/15/26		690,000	685,972
	XLIT, Ltd. 4.45%, due 3/31/25		2,615,000	2,639,159
				44,948,562

	Internet 1.4%
	Alibaba Group Holding, Ltd. 4.00%, due 12/6/37 (China)		3,710,000	3,711,609
	Amazon.com, Inc.
	3.30%, due 12/5/21		2,185,000	2,236,228
	3.875%, due 8/22/37 (c)		1,590,000	1,637,557
	5.20%, due 12/3/25		3,375,000	3,798,061
	eBay, Inc. 3.80%, due 3/9/22		3,840,000	3,944,844
	Match Group, Inc. 6.375%, due 6/1/24		3,995,000	4,319,594
	Priceline Group, Inc. 3.60%, due 6/1/26		2,225,000	2,212,792
	Tencent Holdings, Ltd. (China) (c)
	3.595%, due 1/19/28		1,475,000	1,453,215
	3.925%, due 1/19/38		1,910,000	1,891,861
				25,205,761

	Iron & Steel 0.3%
	ArcelorMittal 7.50%, due 10/15/39 (Luxembourg)		2,300,000	2,967,000
	Vale Overseas, Ltd. 6.875%, due 11/21/36 (Brazil)		1,800,000	2,261,250
				5,228,250

	Lodging 0.8%
	Choice Hotels International, Inc. 5.75%, due 7/1/22		3,260,000	3,566,668
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24		2,390,000	2,378,958
	Marriott International, Inc.
	2.30%, due 1/15/22		2,450,000	2,380,815
	6.75%, due 5/15/18		265,000	268,546
	7.15%, due 12/1/19		1,900,000	2,047,352
	MGM Resorts International
	6.75%, due 10/1/20		2,390,000	2,569,250
	8.625%, due 2/1/19		80,000	84,200
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		1,765,000	1,768,818
				15,064,607

	Machinery - Diversified 0.2%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		3,945,000	4,137,319

	Media 1.1%
	21st Century Fox America, Inc. 6.65%, due 11/15/37		1,710,000	2,318,651
	DISH DBS Corp. 5.875%, due 7/15/22		2,050,000	2,039,750
	Grupo Televisa S.A.B. (Mexico)
	6.125%, due 1/31/46		3,930,000	4,504,316
	6.625%, due 1/15/40		1,500,000	1,796,155
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	169,269
	Sky PLC 3.75%, due 9/16/24 (United Kingdom) (c)		950,000	972,420
	Time Warner Cable LLC 7.30%, due 7/1/38		1,350,000	1,687,202
	Time Warner Entertainment Co., L.P.
	8.375%, due 3/15/23		800,000	963,508
	8.375%, due 7/15/33		1,000,000	1,350,934
	Time Warner, Inc. 3.60%, due 7/15/25		2,500,000	2,470,671
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (c)		2,050,000	2,085,875
	Walt Disney Co. 3.70%, due 12/1/42		850,000	849,966
				21,208,717

	Metal Fabricate & Hardware 0.3%
	Precision Castparts Corp.
	3.25%, due 6/15/25		4,040,000	4,069,065
	3.90%, due 1/15/43		835,000	847,391
				4,916,456

	Mining 0.6%
	Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (c)		1,295,000	1,366,161
	FMG Resources (August 2006) Pty, Ltd. (Australia) (c)
	5.125%, due 5/15/24		2,280,000	2,308,500
	9.75%, due 3/1/22		3,185,000	3,512,418
	Southern Copper Corp. 5.875%, due 4/23/45 (Peru)		2,035,000	2,495,483
	Teck Resources, Ltd. 6.00%, due 8/15/40 (Canada)		2,060,000	2,289,175
				11,971,737

	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,860,700
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (c)		2,130,000	2,117,696
	Textron Financial Corp. 3.151% (3-month USD-LIBOR-BBA + 1.735%), due 2/15/67 (b)(c)		3,540,000	3,177,150
				9,155,546

	Multi-National 0.1%
	International Bank For Reconstruction & Development 1.375%, due 4/22/19 (Supranational)		2,365,000	2,342,199

	Oil & Gas 0.9%
	Andeavor 5.125%, due 12/15/26		1,260,000	1,369,323
	Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada)		955,000	947,669
	Chevron Corp. 1.686%, due 2/28/19		2,000,000	1,989,682
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		4,120,000	4,569,698
	Petroleos Mexicanos 6.75%, due 9/21/47 (Mexico) (c)		5,470,000	5,716,150
	Valero Energy Corp. 6.125%, due 2/1/20		2,385,000	2,546,432
				17,138,954

	Packaging & Containers 0.5%
	Ball Corp. 5.00%, due 3/15/22		3,700,000	3,903,500
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,431,500
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		1,938,215	1,972,134
	Sealed Air Corp. 5.50%, due 9/15/25 (c)		1,900,000	2,047,250
				9,354,384

	Pharmaceuticals 1.1%
	Allergan Funding SCS 3.45%, due 3/15/22		4,050,000	4,073,353
	Eli Lilly & Co. 3.10%, due 5/15/27		2,210,000	2,195,724
	Johnson & Johnson
	2.25%, due 3/3/22		3,570,000	3,520,919
	3.40%, due 1/15/38		3,245,000	3,216,086
	Novartis Capital Corp. 1.80%, due 2/14/20 (Switzerland)		4,115,000	4,073,375
	Valeant Pharmaceuticals International, Inc. 5.50%, due 11/1/25 (c)		2,290,000	2,307,175
				19,386,632

	Pipelines 0.7%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19		1,845,000	1,918,394
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	3,023,927
	MPLX, L.P.
	4.875%, due 6/1/25		100,000	106,290
	5.50%, due 2/15/23		1,975,000	2,028,774
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (c)		880,000	942,546
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,864,302
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		2,120,000	2,165,050
				12,049,283

	Real Estate Investment Trusts 1.1%
	American Tower Corp. 3.375%, due 10/15/26		2,945,000	2,838,020
	CoreCivic, Inc. 4.625%, due 5/1/23		810,000	826,200
	Crown Castle International Corp.
	3.40%, due 2/15/21		2,080,000	2,107,949
	5.25%, due 1/15/23		3,510,000	3,810,630
	Digital Realty Trust, L.P.
	2.75%, due 2/1/23		140,000	137,071
	3.70%, due 8/15/27		500,000	495,318
	Essex Portfolio, L.P. 3.375%, due 4/15/26		1,490,000	1,452,066
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (c)		1,860,000	1,778,625
	5.25%, due 3/15/28 (c)		1,440,000	1,400,400
	5.75%, due 8/15/24		570,000	571,425
	Kilroy Realty, L.P. 3.45%, due 12/15/24		2,060,000	2,025,583
	UDR, Inc. 3.50%, due 7/1/27		2,000,000	1,956,035
	Welltower, Inc. 4.00%, due 6/1/25		890,000	907,602
				20,306,924

	Retail 1.6%
	Alimentation Couche-Tard, Inc. (Canada) (c)
	3.55%, due 7/26/27		4,435,000	4,333,072
	4.50%, due 7/26/47		1,950,000	1,989,938
	AutoZone, Inc. 3.75%, due 6/1/27		1,500,000	1,500,877
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,880,287
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (c)		2,620,000	2,508,624
	CVS Health Corp. 4.00%, due 12/5/23		3,725,000	3,831,355
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(f)		172,681	184,666
	Home Depot, Inc. 2.125%, due 9/15/26		1,955,000	1,790,840
	McDonald's Corp. 3.70%, due 2/15/42		965,000	930,785
	QVC, Inc. 4.85%, due 4/1/24		2,660,000	2,779,340
	Starbucks Corp. 2.45%, due 6/15/26		2,220,000	2,105,134
	TJX Cos., Inc. 2.25%, due 9/15/26		6,450,000	5,936,377
				29,771,295

	Semiconductors 0.7%
	NXP B.V. / NXP Funding LLC (Netherlands) (c)
	4.625%, due 6/15/22		1,610,000	1,676,413
	4.625%, due 6/1/23		3,850,000	4,014,780
	Qorvo, Inc. 7.00%, due 12/1/25		3,740,000	4,039,200
	Sensata Technologies B.V. 5.00%, due 10/1/25 (Netherlands) (c)		2,990,000	3,102,125
				12,832,518

	Software 0.8%
	Microsoft Corp.
	1.85%, due 2/6/20		2,615,000	2,591,064
	3.45%, due 8/8/36		765,000	762,873
	4.20%, due 11/3/35		1,025,000	1,126,692
	MSCI, Inc. 5.75%, due 8/15/25 (c)		3,610,000	3,826,600
	Oracle Corp.
	3.80%, due 11/15/37		2,105,000	2,158,372
	4.30%, due 7/8/34		2,085,000	2,259,135
	PTC, Inc. 6.00%, due 5/15/24		1,415,000	1,499,900
				14,224,636

	Telecommunications 1.2%
¤	AT&T, Inc. 4.90%, due 8/14/37		3,730,000	3,780,453
	Cisco Systems, Inc. 2.45%, due 6/15/20		2,000,000	1,998,210
	CommScope Technologies LLC 6.00%, due 6/15/25 (c)		850,000	894,362
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	3,147,937
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		990,000	1,035,787
	Rogers Communications, Inc. 5.45%, due 10/1/43 (Canada)		380,000	450,576
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (c)		5,015,625	5,034,434
	Telecom Italia Capital S.A. 7.721%, due 6/4/38 (Italy)		315,000	410,193
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		2,552,000	2,742,212
	5.213%, due 3/8/47		1,735,000	1,954,014
	5.462%, due 2/16/21		395,000	425,683
				21,873,861

	Textiles 0.2%
	Cintas Corp. No 2 3.70%, due 4/1/27		4,335,000	4,412,021

	Transportation 0.3%
	United Parcel Service, Inc. 2.50%, due 4/1/23		4,635,000	4,540,726
	XPO Logistics, Inc. 6.50%, due 6/15/22		1,015,000	1,056,615
				5,597,341

	Total Corporate Bonds (Cost $716,693,374)			724,242,338

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	1,186,000	2,091,765

	Total Foreign Bonds (Cost $1,941,333)			2,091,765

	Loan Assignments 5.3% (b)
	Advertising 0.1%
	Outfront Media Capital LLC 2017 Term Loan B 3.561% (1-month LIBOR + 2.00%), due 3/18/24		$2,200,000	2,210,606

	Building Materials 0.2%
	Builders FirstSource, Inc. 2017 Term Loan B 4.693% (3-month LIBOR + 3.00%), due 2/29/24		1,781,910	1,790,374
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.324% (1-month LIBOR + 2.75%), due 11/15/23		2,399,038	2,411,033
				4,201,407

	Chemicals 0.1%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.693% (3-month LIBOR + 2.00%), due 6/1/24		2,450,000	2,465,313

	Commercial Services 0.4%
	Allied Universal Holdco LLC 2015 Term Loan 5.443% (3-month LIBOR + 3.75%), due 7/28/22		2,530,684	2,506,167
	Global Payments, Inc. Term Loan B2 3.574% (1-month LIBOR + 2.00%), due 4/21/23		1,329,950	1,337,431
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.693% (3-month LIBOR + 4.00%), due 7/14/23		3,950,150	3,989,652
				7,833,250

	Computers 0.1%
	Tempo Acquisition LLC Term Loan 4.574% (1-month LIBOR + 3.00%), due 5/1/24		2,437,750	2,448,922

	Containers, Packaging & Glass 0.6%
	Berry Plastics Group, Inc.
	Term Loan M 3.803% (1-month LIBOR + 2.25%), due 10/1/22		2,624,690	2,642,189
	Term Loan M 3.823% (1-month LIBOR + 2.25%), due 10/1/22		4,070,865	4,098,005
	BWAY Holding Co.
	2017 Term Loan B 4.873% (2-month LIBOR + 3.25%), due 4/3/24		7,088	7,136
	2017 Term Loan B 4.958% (3-month LIBOR + 3.25%), due 4/3/24		2,813,738	2,833,082
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.324% (1-month LIBOR + 2.75%), due 2/5/23		864,084	869,965
				10,450,377

	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan 6.624% (2-month LIBOR + 5.00%), due 1/31/24 (g)		2,088,900	2,104,567

	Entertainment 0.2%
	Regal Cinemas Corp. 2017 Term Loan 3.574% (1-month LIBOR + 2.00%), due 4/1/22		3,523,419	3,522,930

	Environmental Controls 0.4%
	Advanced Disposal Services, Inc. Term Loan B3 3.715% (1-week LIBOR + 2.25%), due 11/10/23		3,479,667	3,501,415
	GFL Environmental, Inc. Term Loan B 4.443% (3-month LIBOR + 2.75%), due 9/29/23 (Canada)		3,456,250	3,469,211
				6,970,626

	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 6/27/23		5,235,275	5,283,994

	Health Care - Products 0.3%
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.443% (3-month LIBOR + 3.75%), due 6/30/21		2,262,925	2,278,012
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B 4.574% (1-month LIBOR + 3.00%), due 5/15/22		3,027,125	3,032,422
				5,310,434

	Health Care - Services 0.2%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.693% (3-month LIBOR + 3.00%), due 6/7/23		3,917,795	3,942,282

	Healthcare, Education & Childcare 0.3%
	ExamWorks Group, Inc. 2017 Term Loan 4.817% (1-month LIBOR + 3.25%), due 7/27/23 (g)		3,614,341	3,645,967
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.693% (3-month LIBOR + 8.00%), due 12/31/23 (g)		1,700,000	1,704,250
				5,350,217

	Hotels, Motels, Inns & Gaming 0.1%
	Scientific Games International, Inc. 2017 Term Loan B4 4.824% (1-month LIBOR + 3.25%), due 8/14/24		1,825,425	1,834,879

	Household Products & Wares 0.5%
	KIK Custom Products, Inc. 2015 Term Loan B 6.175% (3-month LIBOR + 4.50%), due 8/26/22 (Canada)		7,110,294	7,178,432
	Prestige Brands, Inc. Term Loan B4 4.324% (1-month LIBOR + 2.75%), due 1/26/24		1,989,244	2,003,453
				9,181,885

	Iron & Steel 0.4%
	Signode Industrial Group U.S., Inc. (g)
	Term Loan B 4.323% (1-month LIBOR + 2.75%), due 5/4/21		3,308,823	3,321,231
	Term Loan B 4.443% (3-month LIBOR + 2.75%), due 5/4/21		3,063,726	3,075,215
				6,396,446

	Media 0.3%
	Nielsen Finance LLC Term Loan B4 3.553% (1-month LIBOR + 2.00%), due 10/4/23		883,325	888,183
	Virgin Media Bristol LLC 2017 USD Term Loan 4.06% (1-month LIBOR + 2.50%), due 1/15/26		3,650,000	3,668,904
				4,557,087

	Software 0.1%
	First Data Corp. 2024 USD Term Loan 3.81% (1-month LIBOR + 2.25%), due 4/26/24		2,490,979	2,508,104

	Telecommunications 0.5%
	Level 3 Financing, Inc. 2017 Term Loan B 3.696% (3-month LIBOR + 2.25%), due 2/22/24		10,000,000	10,042,500

	Transportation 0.1%
	XPO Logistics, Inc. 2017 Term Loan B 3.958% (3-month LIBOR + 2.25%), due 11/1/21		1,575,000	1,585,631

	Total Loan Assignments (Cost $97,387,265)			98,201,457

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.791% (1-month LIBOR + 0.23%), due 12/25/36 (b)(c)		122,747	117,409
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		837,751	891,689
				1,009,098

	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18 (Japan)		8,780,000	8,779,280
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.90% (1-year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (b)(c)(f)(g)(h)		426,035	385,271
				9,164,551

	Total Mortgage-Backed Securities (Cost $10,168,464)			10,173,649

	U.S. Government & Federal Agencies 2.4%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
	6.50%, due 2/1/27		22	24
	6.50%, due 5/1/29		20,173	22,357
	6.50%, due 6/1/29		5,097	5,650
	6.50%, due 7/1/29		24,400	27,041
	6.50%, due 8/1/29		8,166	9,050
	6.50%, due 9/1/29		586	650
	6.50%, due 6/1/32		2,633	2,935
	6.50%, due 1/1/37		2,055	2,277
	7.00%, due 9/1/26		3,989	4,294
	7.00%, due 7/1/32		9,561	10,730
	7.50%, due 5/1/32		4,469	4,718
				89,726

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	(zero coupon), due 10/9/19		2,700,000	2,595,423
	4.50%, due 7/1/20		688	696
	4.50%, due 3/1/21		1,586	1,600
	6.00%, due 4/1/19		164	182
	7.00%, due 10/1/37		453	514
	7.00%, due 11/1/37		15,612	17,670
				2,616,085

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
	5.00%, due 12/15/37		1,357	1,439
	5.50%, due 9/15/35		4,298	4,677
	6.50%, due 4/15/29		13	14
	6.50%, due 8/15/29		9	10
	6.50%, due 10/15/31		2,129	2,428
	7.00%, due 12/15/25		3,141	3,164
	7.00%, due 11/15/27		6,425	6,806
	7.00%, due 12/15/27		30,179	32,246
	7.00%, due 6/15/28		3,653	3,724
	7.50%, due 6/15/26		281	303
	7.50%, due 10/15/30		15,428	15,922
	8.00%, due 10/15/26		3,033	3,243
	8.50%, due 11/15/26		17,601	17,810
				91,786

	United States Treasury Bonds 0.5%
	3.00%, due 2/15/47		2,855,000	2,887,900
	3.75%, due 11/15/43		5,715,000	6,568,901
				9,456,801

¤	United States Treasury Notes 1.8%
	1.25%, due 10/31/21		5,395,000	5,170,770
	1.25%, due 7/31/23		25,125,000	23,427,100
	1.75%, due 9/30/22		3,800,000	3,673,086
				32,270,956

	Total U.S. Government & Federal Agencies (Cost $45,401,813)			44,525,354

	Total Long-Term Bonds (Cost $873,542,454)			880,985,337

			Shares
	Common Stocks 45.8%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)		1,260,530	10,631,192
	Lockheed Martin Corp.		17,959	6,372,751
				17,003,943

	Air Freight & Logistics 1.0%
	Deutsche Post A.G., Registered (Germany)		206,680	9,768,895
	United Parcel Service, Inc., Class B		69,459	8,843,520
				18,612,415

	Auto Components 0.5%
	Cie Generale des Etablissements Michelin (France)		53,570	8,566,465

	Automobiles 0.6%
	Daimler A.G., Registered Shares (Germany)		123,285	11,285,442

	Banks 2.4%
	Commonwealth Bank of Australia (Australia)		99,284	6,309,839
	Lloyds Banking Group PLC (United Kingdom)		4,888,412	4,824,557
	People's United Financial, Inc.		284,805	5,602,114
	Royal Bank of Canada (Canada)		77,530	6,638,585
	Svenska Handelsbanken A.B., Class A (Sweden)		469,762	6,834,885
	Wells Fargo & Co.		98,145	6,455,978
	Westpac Banking Corp. (Australia)		328,512	8,195,574
				44,861,532

	Beverages 0.8%
	Coca-Cola Co.		98,400	4,682,856
	Diageo PLC (United Kingdom)		132,007	4,746,667
	PepsiCo., Inc.		44,310	5,330,493
				14,760,016

	Biotechnology 0.3%
	AbbVie, Inc.		55,014	6,173,671

	Capital Markets 0.9%
	BlackRock, Inc.		9,558	5,369,684
	CME Group, Inc.		34,141	5,239,961
	Singapore Exchange, Ltd. (Singapore)		806,686	5,042,556
				15,652,201

	Chemicals 1.2%
	BASF S.E. (Germany)		88,883	10,408,463
	DowDuPont, Inc.		85,756	6,481,439
	Nutrien, Ltd. (Canada) (i)		106,224	5,559,764
				22,449,666

	Commercial Services & Supplies 0.0% ‡
	Quad / Graphics, Inc.		10	221

	Communications Equipment 0.6%
	Cisco Systems, Inc.		250,350	10,399,539

	Construction & Engineering 0.4%
	Vinci S.A. (France)		71,185	7,689,035

	Diversified Telecommunication Services 4.4%
¤	AT&T, Inc.		379,163	14,199,654
	BCE, Inc. (Canada)		329,146	15,392,258
	CenturyLink, Inc.		202,630	3,608,840
	Deutsche Telekom A.G., Registered (Germany)		586,685	10,288,630
	Singapore Telecommunications, Ltd., (Singapore)		1,830,115	4,939,862
	Swisscom A.G., Registered (Switzerland)		20,263	11,068,181
	TELUS Corp. (Canada)		181,291	6,825,680
¤	Verizon Communications, Inc.		289,146	15,634,124
				81,957,229

	Electric Utilities 4.4%
	American Electric Power Co., Inc.		87,717	6,033,175
	Duke Energy Corp.		161,783	12,699,966
	Entergy Corp.		118,388	9,315,952
	FirstEnergy Corp.		173,850	5,719,665
¤	PPL Corp.		423,690	13,503,000
	Red Electrica Corp. S.A. (Spain)		374,246	7,931,490
	Southern Co.		124,745	5,627,247
	SSE PLC (United Kingdom)		351,115	6,503,330
	Terna Rete Elettrica Nazionale S.p.A. (Italy)		2,264,920	13,632,628
				80,966,453

	Electrical Equipment 0.8%
	Eaton Corp. PLC		88,835	7,459,475
	Emerson Electric Co.		97,820	7,065,539
				14,525,014

	Equity Real Estate Investment Trusts 2.0%
	Iron Mountain, Inc.		233,000	8,161,990
	Public Storage		23,717	4,642,840
	Unibail-Rodamco S.E. (France)		47,755	12,249,357
	Welltower, Inc.		198,860	11,925,634
				36,979,821

	Food Products 0.9%
	Nestle S.A., Registered (Switzerland)		96,952	8,376,986
	Orkla ASA (Norway)		717,520	7,466,624
				15,843,610

	Gas Utilities 0.3%
	Gas Natural SDG S.A. (Spain)		255,280	5,896,721

	Health Care Providers & Services 0.3%
	Sonic Healthcare, Ltd. (Australia)		273,520	5,256,596

	Hotels, Restaurants & Leisure 0.7%
	Las Vegas Sands Corp.		70,771	5,486,168
	McDonald's Corp.		39,083	6,688,665
				12,174,833

	Household Products 0.7%
	Kimberly-Clark Corp.		60,515	7,080,255
	Procter & Gamble Co.		68,295	5,896,590
				12,976,845

	Industrial Conglomerates 0.4%
	Siemens A.G., Registered (Germany)		43,119	6,539,760

	Insurance 3.5%
	Allianz S.E., Registered (Germany)		48,907	12,356,616
	Arthur J. Gallagher & Co.		68,600	4,686,752
	Assicurazioni Generali S.p.A. (Italy)		255,881	5,073,493
¤	AXA S.A. (France)		471,775	15,518,972
	MetLife, Inc.		103,056	4,953,902
	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)		62,803	14,779,791
	SCOR S.E. (France)		153,716	6,880,000
				64,249,526

	Media 0.0% ‡
	ION Media Networks, Inc. (f)(g)(h)(i)(j)		12	8,143

	Multi-Utilities 1.8%
	Ameren Corp.		97,549	5,524,200
	Dominion Energy, Inc.		133,161	10,178,827
	National Grid PLC (United Kingdom)		992,797	11,343,231
	WEC Energy Group, Inc.		89,726	5,769,381
				32,815,639

	Oil, Gas & Consumable Fuels 5.0%
	Enterprise Products Partners, L.P.		366,036	10,109,914
	Exxon Mobil Corp.		107,940	9,423,162
	Magellan Midstream Partners, L.P.		85,949	6,135,899
	Occidental Petroleum Corp.		139,780	10,479,307
	Pembina Pipeline Corp. (Canada)		182,968	6,237,275
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)		229,507	16,120,572
	Snam S.p.A. (Italy)		1,882,256	9,158,367
	Statoil ASA (Norway)		393,641	9,191,374
¤	TOTAL S.A. (France)		267,455	15,485,556
				92,341,426

	Personal Products 0.5%
	Unilever PLC (United Kingdom)		151,110	8,582,138

	Pharmaceuticals 4.1%
	AstraZeneca PLC, Sponsored ADR (United Kingdom)		390,862	13,703,622
	GlaxoSmithKline PLC (United Kingdom)		755,958	14,172,468
	Johnson & Johnson		42,855	5,922,132
	Merck & Co., Inc.		97,559	5,780,371
	Novartis A.G., Registered (Switzerland)		102,731	9,293,527
	Pfizer, Inc.		305,386	11,311,497
	Roche Holding A.G. (Switzerland)		33,858	8,346,729
	Sanofi (France)		74,095	6,542,516
				75,072,862

	Semiconductors & Semiconductor Equipment 1.5%
	Intel Corp.		131,398	6,325,500
	QUALCOMM, Inc.		101,023	6,894,820
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		115,224	5,220,799
	Texas Instruments, Inc.		77,726	8,524,210
				26,965,329

	Software 0.3%
	Micro Focus International PLC (United Kingdom)		16,698	509,736
	Microsoft Corp.		61,373	5,831,049
				6,340,785

	Tobacco 3.2%
	Altria Group, Inc.		203,214	14,294,073
¤	British American Tobacco PLC (United Kingdom)		171,330	11,722,835
¤	British American Tobacco PLC, Sponsored ADR (United Kingdom)		81,635	5,559,344
	Imperial Brands PLC (United Kingdom)		367,578	15,127,429
¤	Philip Morris International, Inc.		122,153	13,098,466
				59,802,147

	Wireless Telecommunication Services 1.4%
	Rogers Communications, Inc., Class B (Canada)		178,539	8,713,574
¤	Vodafone Group PLC (United Kingdom)		5,420,734	17,286,623
				26,000,197

	Total Common Stocks (Cost $733,144,806)			842,749,220

			Principal Amount
	Short-Term Investment 5.8%
	Repurchase Agreement 5.8%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $106,376,037 (Collateralized by a United States Treasury Notes with rates between 0.125% and 1.825% and maturity dates between 4/30/22 and 7/15/22, with a Principal Amount of $109,355,000 and a Market Value of $108,505,372)		$106,374,442	106,374,442

	Total Short-Term Investment (Cost $106,374,442)			106,374,442

	Total Investments (Cost $1,713,061,702)		99.4%	1,830,108,999
	Other Assets, Less Liabilities		0.6	11,968,657
	Net Assets		100.0%	$1,842,077,656

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of January 31, 2018.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $578,080, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $393,414, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Non-income producing security.
(j)	Restricted security.
As of January 31, 2018, the Fund held the following foreign currency forward contracts[1]:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank	CAD	24,210,000	$19,663,743	$19,184
Euro vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank	EUR	83,638,000	104,480,590	(639,856)
Japanese Yen vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank	JPY	4,038,650,000	37,347,842	(155,598)
Pound Sterling vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank	GBP	39,085,000	55,762,570	(267,752)

Foreign Currency Sales Contracts				Contract Amount Sold	Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank	CAD	24,210,000	18,914,860	(768,066)
Canadian Dollar vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank		24,110,000	19,600,989	(21,583)
Euro vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank	EUR	83,638,000	99,334,594	(4,506,140)
Euro vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank		82,095,000	103,145,800	610,811
Pound Sterling vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank	GBP	40,110,000	57,415,058	264,746
Pound Sterling vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank		39,085,000	51,946,623	(3,548,194)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(9,012,448)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of January 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(478)	March 2018	$(102,559,783)	$(101,926,032)	$633,751
5-Year United States Treasury Note	1,279	March 2018	149,266,060	146,715,290	(2,550,770)
10-Year United States Treasury Note	(92)	March 2018	(11,488,500)	(11,185,187)	303,313
10-Year United States Treasury Ultra Note	(156)	March 2018	(20,604,217)	(20,311,687)	292,530
S&P 500 Index Mini	1,480	March 2018	195,807,182	209,109,200	13,302,018
Euro Stoxx 50	1,965	March 2018	87,032,048	87,827,226	795,178
Nikkei 225	595	March 2018	61,630,255	63,386,003	1,755,748
United States Treasury Bond	367	March 2018	56,266,535	54,247,188	(2,019,347)
			$415,349,580	$427,862,001	$12,512,421

1.	As of January 31, 2018, cash in the amount of $17,638,421 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
BBA	—British Bankers' Association
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,750,774	$—	$1,750,774
Corporate Bonds	—	724,242,338	—	724,242,338
Foreign Bonds	—	2,091,765	—	2,091,765
Loan Assignments (b)	—	84,350,227	13,851,230	98,201,457
Mortgage-Backed Securities (c)	—	9,788,378	385,271	10,173,649
U.S. Government & Federal Agencies	—	44,525,354	—	44,525,354
Total Long-Term Bonds	—	866,748,836	14,236,501	880,985,337
Common Stocks (d)	842,741,077	—	8,143	842,749,220
Short-Term Investment
Repurchase Agreement	—	106,374,442	—	106,374,442
Total Investments in Securities	842,741,077	973,123,278	14,244,644	1,830,108,999
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	894,741	—	894,741
Futures Contracts (e)	17,082,538	—	—	17,082,538
Total Other Financial Instruments	17,082,538	894,741	—	17,977,279
Total Investments in Securities and Other Financial Instruments	$859,823,615	$974,018,019	$14,244,644	$1,848,086,278

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(9,907,189)	$—	$(9,907,189)
Futures Contracts (e)	(4,570,117)	—	—	(4,570,117)
Total Other Financial Instruments	$(4,570,117)	$(9,907,189)	$—	$(14,477,306)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $13,851,230 are held within the Loan Assignments section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(c)	The Level 3 security valued at $385,271 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $8,143 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2018, securities with a market value of $5,292,851 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018
Long-Term Bonds
Loan Assignments
Electrical Components & Equipment	$2,120,352	$1,129	$70	$(11,709)	$-	$(5,275)	$-	$-	$2,104,567	$(11,709)
Iron & Steel	6,512,944	756	148	(25,490)	-	(91,912)	-	-	6,396,446	(25,490)
Healthcare, Education & Childcare	-	1,424	20	65,049	-	(9,127)	5,292,851	-	5,350,217	65,049
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	378,967	-	-	24,766	-	(18,462)	-	-	385,271	22,044
Common Stocks
Media	8,143	-	-	-	-	-	-	-	8,143	-
Total	$9,020,406	$3,309	$238	$52,616	$-	$(124,776)	$5,292,851	$-	$14,244,644	$49,894

(a) Sales include principal reductions.

MainStay International Equity Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 95.0% †
	Australia 0.6%
	Gateway Lifestyle (Real Estate Management & Development)	1,304,810	$2,176,430

	Belgium 2.0%
	Ontex Group N.V. (Personal Products)	166,960	4,937,627
	UCB S.A. (Pharmaceuticals)	20,680	1,802,403
			6,740,030
	Brazil 1.7%
	Cielo S.A. (IT Services)	667,140	5,628,601

	Canada 5.1%
	Bank of Nova Scotia (Banks)	123,900	8,231,795
	Constellation Software, Inc. (Software)	13,900	8,985,389
			17,217,184
	China 1.9%
	NetEase, Inc., ADR (Internet Software & Services)	19,431	6,221,029

	Denmark 2.2%
	Novo Nordisk A/S, Class B (Pharmaceuticals)	130,985	7,285,078

	Germany 10.8%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	112,825	13,027,240
	Scout24 A.G. (Internet Software & Services) (a)	124,323	5,754,287
¤	United Internet A.G., Registered (Internet Software & Services)	129,731	9,454,661
	Wirecard A.G. (IT Services)	64,374	8,016,329
			36,252,517
	India 4.0%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	234,425	7,208,696
	Yes Bank, Ltd. (Banks)	1,138,039	6,350,098
			13,558,794
	Ireland 1.7%
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	50,517	5,857,989

	Israel 2.8%
¤	Check Point Software Technologies, Ltd. (Software) (b)	89,534	9,258,711

	Italy 2.3%
	Banca IFIS S.p.A. (Diversified Financial Services)	102,505	4,871,706
	De'Longhi S.p.A. (Household Durables)	80,817	2,719,169
			7,590,875
	Japan 10.3%
	CyberAgent, Inc. (Media)	201,400	8,716,818
	Relo Group, Inc. (Real Estate Management & Development)	224,100	6,630,420
¤	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	322,896	9,479,543
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	69,188	9,633,210
			34,459,991
	Jordan 1.5%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	360,075	4,943,810

	Mexico 1.3%
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	692,874	4,307,998

	Netherlands 5.2%
	GrandVision N.V. (Specialty Retail) (a)	197,658	4,601,292
	IMCD Group N.V. (Trading Companies & Distributors)	59,352	3,964,439
	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	216,256	8,822,666
			17,388,397
	Spain 2.0%
	Grifols S.A. (Biotechnology)	207,224	6,666,096

	Sweden 2.9%
¤	Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	163,176	9,718,207

	Switzerland 1.7%
	DKSH Holding A.G. (Professional Services)	34,040	3,183,650
	Tecan Group A.G., Registered (Life Sciences Tools & Services)	11,974	2,652,741
			5,836,391
	Taiwan 2.4%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	174,994	7,928,978

	United Kingdom 18.3%
	Big Yellow Group PLC (Equity Real Estate Investment Trusts)	360,338	4,438,353
	BTG PLC (Pharmaceuticals) (b)	507,001	5,352,197
	Experian PLC (Professional Services)	366,100	8,436,466
	HomeServe PLC (Commercial Services & Supplies)	376,172	4,182,063
¤	Johnson Matthey PLC (Chemicals)	227,951	11,198,501
¤	Prudential PLC (Insurance)	463,961	12,555,866
	St. James's Place PLC (Capital Markets)	338,418	5,710,774
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	175,151	9,651,584
			61,525,804
	United States 14.3%
	Accenture PLC, Class A (IT Services)	51,595	8,291,316
	ICON PLC (Life Sciences Tools & Services) (b)	52,886	5,792,075
	LivaNova PLC (Health Care Equipment & Supplies) (b)	101,822	8,710,872
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	1,687,200	7,311,599
	Shire PLC (Biotechnology)	180,742	8,539,245
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	92,000	9,432,760
			48,077,867
	Total Common Stocks (Cost $243,032,890)		318,640,777
		Principal Amount
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	United States 0.3%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $1,067,316 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $1,110,000 and a Market Value of $1,089,805) (Capital Markets)	$1,067,300	1,067,300

	Total Short-Term Investment (Cost $1,067,300)		1,067,300

	Total Investments (Cost $244,100,190)	95.3%	319,708,077
	Other Assets, Less Liabilities	4.7	15,659,888
	Net Assets	100.0%	$335,367,965

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$318,640,777	$—	$—	$318,640,777
Short-Term Investment
Repurchase Agreement	—	1,067,300	—	1,067,300
Total Investments in Securities	$318,640,777	$1,067,300	$—	$319,708,077

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 5.3%
	Boeing Co.	452,250	$160,263,832
	General Dynamics Corp.	661,650	147,203,892
	Northrop Grumman Corp.	510,900	173,976,777
	Raytheon Co.	974,300	203,570,242
			685,014,743

	Air Freight & Logistics 1.7%
	FedEx Corp.	815,150	213,960,572

	Automobiles 0.9%
	Ferrari N.V.	993,800	118,759,100

	Banks 1.4%
	JPMorgan Chase & Co.	1,608,000	185,997,360

	Biotechnology 1.3%
	Biogen, Inc. (a)	475,700	165,453,217

	Capital Markets 2.9%
	Intercontinental Exchange, Inc.	2,618,600	193,357,424
	Moody's Corp.	1,115,550	180,484,835
			373,842,259

	Chemicals 2.6%
	Ecolab, Inc.	1,133,450	156,053,396
	Sherwin-Williams Co.	431,075	179,805,693
			335,859,089

	Equity Real Estate Investment Trusts 1.8%
	American Tower Corp.	1,568,950	231,733,915

	Health Care Equipment & Supplies 4.1%
	ABIOMED, Inc. (a)	420,400	98,794,000
	Baxter International, Inc.	1,792,300	129,099,369
	Becton Dickinson & Co.	524,850	127,507,059
	Edwards Lifesciences Corp. (a)	1,353,700	171,351,346
			526,751,774

	Health Care Providers & Services 3.9%
	Cigna Corp.	580,700	120,988,845
¤	UnitedHealth Group, Inc.	1,624,750	384,708,305
			505,697,150

	Hotels, Restaurants & Leisure 1.2%
	Hilton Worldwide Holdings, Inc.	1,853,650	158,765,123

	Industrial Conglomerates 1.8%
	Honeywell International, Inc.	1,429,350	228,224,315

	Internet & Direct Marketing Retail 10.0%
¤	Amazon.com, Inc. (a)	501,940	728,259,727
¤	Expedia, Inc.	2,047,400	262,087,674
	Netflix, Inc. (a)	614,200	166,018,260
	Priceline Group, Inc. (a)	68,140	130,287,087
			1,286,652,748

	Internet Software & Services 12.3%
¤	Alibaba Group Holding, Ltd., Sponsored ADR (a)	1,384,650	282,870,149
¤	Alphabet, Inc. (a)
	Class A	281,410	332,688,530
	Class C	307,931	360,260,794
	CoStar Group, Inc. (a)	429,110	148,519,262
¤	Facebook, Inc., Class A (a)	2,462,250	460,169,902
			1,584,508,637

	IT Services 13.0%
	Automatic Data Processing, Inc.	1,052,500	130,120,575
	Cognizant Technology Solutions Corp., Class A	1,987,700	155,000,846
	Fidelity National Information Services, Inc.	1,312,050	134,301,438
	Fiserv, Inc. (a)	1,214,400	171,036,096
¤	Mastercard, Inc., Class A	1,744,850	294,879,650
	PayPal Holdings, Inc. (a)	2,724,650	232,467,138
¤	Visa, Inc., Class A	4,533,750	563,227,762
			1,681,033,505

	Life Sciences Tools & Services 3.1%
	Illumina, Inc. (a)	630,900	146,772,576
	Thermo Fisher Scientific, Inc.	1,133,450	254,017,479
			400,790,055

	Machinery 1.0%
	Fortive Corp.	1,708,500	129,880,170

	Media 2.3%
	Charter Communications, Inc., Class A (a)	619,200	233,593,200
	Comcast Corp., Class A	1,563,300	66,487,149
			300,080,349

	Pharmaceuticals 2.4%
	Eli Lilly & Co.	1,379,100	112,327,695
	Zoetis, Inc.	2,640,900	202,636,257
			314,963,952

	Road & Rail 1.6%
	Union Pacific Corp.	1,557,800	207,966,300

	Semiconductors & Semiconductor Equipment 4.6%
	ASML Holding N.V., Registered	1,278,600	259,504,656
	Broadcom, Ltd.	622,900	154,497,887
	NVIDIA Corp.	706,300	173,608,540
			587,611,083

	Software 15.3%
	Adobe Systems, Inc. (a)	1,206,000	240,910,560
	Electronic Arts, Inc. (a)	1,144,550	145,312,068
	Intuit, Inc.	943,550	158,422,045
¤	Microsoft Corp.	7,001,600	665,222,016
¤	salesforce.com, Inc. (a)	3,953,050	450,291,925
	ServiceNow, Inc. (a)	954,750	142,133,633
	Splunk, Inc. (a)	1,881,550	173,798,773
			1,976,091,020

	Specialty Retail 1.8%
	Home Depot, Inc.	1,139,000	228,825,100

	Technology Hardware, Storage & Peripherals 1.6%
	Apple, Inc.	1,245,085	208,464,582

	Textiles, Apparel & Luxury Goods 1.7%
	NIKE, Inc., Class B	3,210,400	219,013,488

	Total Common Stocks (Cost $6,868,933,145)		12,855,939,606

		Principal Amount
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $21,686,845 (Collateralized by a United States Treasury Note with a rate 1.875% and a maturity date 8/31/22, with a Principal Amount of $22,535,000 and a Market Value of $22,124,998)	$21,686,520	21,686,520

	Total Short-Term Investment (Cost $21,686,520)		21,686,520

	Total Investments (Cost $6,890,619,665)	99.7%	12,877,626,126
	Other Assets, Less Liabilities	0.3	32,590,922
	Net Assets	100.0%	$12,910,217,048

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$12,855,939,606	$—	$—	$12,855,939,606
Short-Term Investment
Repurchase Agreement	—	21,686,520	—	21,686,520
Total Investments in Securities	$12,855,939,606	$21,686,520	$—	$12,877,626,126

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Equity Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 6.6%
¤	Boeing Co.	122,273	$43,329,883
	Hexcel Corp.	115,445	7,890,666
	Northrop Grumman Corp.	15,739	5,359,601
	Raytheon Co.	98,153	20,508,088
	United Technologies Corp.	49,970	6,896,360
			83,984,598

	Banks 7.1%
¤	Bank of America Corp.	1,020,304	32,649,728
	Bank of The Ozarks, Inc.	154,014	7,692,999
	Citigroup, Inc.	93,735	7,356,323
	Citizens Financial Group, Inc.	144,379	6,626,996
	JPMorgan Chase & Co.	106,638	12,334,818
	Signature Bank (a)	43,129	6,641,866
	U.S. Bancorp	120,214	6,869,028
	Wells Fargo & Co.	158,649	10,435,931
			90,607,689

	Beverages 2.0%
	Coca-Cola Co.	86,877	4,134,476
	Molson Coors Brewing Co., Class B	95,160	7,995,343
	PepsiCo., Inc.	111,296	13,388,909
			25,518,728

	Biotechnology 2.3%
¤	AbbVie, Inc.	205,772	23,091,734
	Celgene Corp. (a)	63,530	6,426,695
			29,518,429

	Building Products 1.0%
	Fortune Brands Home & Security, Inc.	59,614	4,228,421
	Johnson Controls International PLC	217,845	8,524,275
			12,752,696

	Capital Markets 4.3%
	Ameriprise Financial, Inc.	32,381	5,462,674
	Bank of New York Mellon Corp.	71,529	4,055,694
	BlackRock, Inc.	9,261	5,202,830
	Goldman Sachs Group, Inc.	27,366	7,331,078
	Morgan Stanley	312,111	17,649,877
	State Street Corp.	139,146	15,329,715
			55,031,868

	Chemicals 2.4%
¤	DowDuPont, Inc.	348,205	26,317,334
	Ecolab, Inc.	34,046	4,687,453
			31,004,787

	Construction & Engineering 0.8%
	Jacobs Engineering Group, Inc.	155,546	10,804,225

	Construction Materials 0.5%
	Martin Marietta Materials, Inc.	27,719	6,324,644

	Consumer Finance 2.0%
	American Express Co.	152,785	15,186,829
	Discover Financial Services	131,112	10,462,738
			25,649,567

	Diversified Financial Services 0.5%
	Berkshire Hathaway, Inc., Class B (a)	28,340	6,075,529

	Diversified Telecommunication Services 0.3%
	AT&T, Inc.	110,154	4,125,267

	Electrical Equipment 1.0%
	AMETEK, Inc.	73,376	5,598,589
	Rockwell Automation, Inc.	35,873	7,077,384
			12,675,973

	Electronic Equipment, Instruments & Components 1.6%
	Coherent, Inc. (a)	13,762	3,571,514
	TE Connectivity, Ltd.	69,077	7,082,465
	Universal Display Corp.	64,766	10,323,701
			20,977,680

	Energy Equipment & Services 0.4%
	Schlumberger, Ltd.	65,792	4,840,975

	Equity Real Estate Investment Trusts 1.0%
	HCP, Inc.	179,037	4,311,211
	UDR, Inc.	231,591	8,460,019
			12,771,230

	Food & Staples Retailing 2.5%
	Costco Wholesale Corp.	40,835	7,957,516
	CVS Health Corp.	180,787	14,226,129
	Walgreens Boots Alliance, Inc.	127,753	9,614,691
			31,798,336

	Food Products 0.2%
	Mondelez International, Inc., Class A	64,734	2,874,190

	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	66,332	4,123,197
	Baxter International, Inc.	19,126	1,377,646
	Danaher Corp.	62,223	6,301,945
	Medtronic PLC	175,381	15,063,474
			26,866,262

	Health Care Providers & Services 4.0%
¤	Aetna, Inc.	155,128	28,981,013
	Centene Corp. (a)	74,224	7,959,782
	UnitedHealth Group, Inc.	57,266	13,559,443
			50,500,238

	Hotels, Restaurants & Leisure 1.2%
	Marriott International, Inc., Class A	31,974	4,711,049
	McDonald's Corp.	26,274	4,496,533
	Starbucks Corp.	105,857	6,013,736
			15,221,318

	Household Durables 0.3%
	Whirlpool Corp.	21,915	3,975,819

	Household Products 0.2%
	Procter & Gamble Co.	33,856	2,923,127

	Industrial Conglomerates 0.7%
	Honeywell International, Inc.	54,500	8,702,015

	Insurance 4.8%
	American International Group, Inc.	222,114	14,197,527
	Chubb, Ltd.	71,084	11,099,767
	MetLife, Inc.	263,407	12,661,974
	Travelers Cos., Inc.	100,907	15,127,977
	W.R. Berkley Corp.	59,180	4,318,956
	Willis Towers Watson PLC	21,197	3,401,483
			60,807,684

	Internet & Direct Marketing Retail 0.8%
	Ctrip.com International, Ltd., ADR (a)	29,936	1,400,406
	Liberty Expedia Holdings, Inc., Class A (a)	7,841	367,665
	Liberty Interactive Corp. QVC Group, Class A (a)	258,968	7,274,411
	Liberty Ventures, Series A (a)	28,095	1,655,638
			10,698,120

	Internet Software & Services 4.9%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	9,419	1,924,208
¤	Alphabet, Inc. (a)
	Class A	10,934	12,926,393
	Class C	32,996	38,603,340
	eBay, Inc. (a)	150,479	6,106,438
	VeriSign, Inc. (a)	31,701	3,643,079
			63,203,458

	IT Services 5.2%
	Automatic Data Processing, Inc.	68,461	8,463,833
	First Data Corp., Class A (a)	272,111	4,816,365
	International Business Machines Corp.	39,639	6,488,904
¤	PayPal Holdings, Inc. (a)	242,407	20,682,165
	Sabre Corp.	416,302	8,646,593
	Visa, Inc., Class A	141,981	17,638,300
			66,736,160

	Machinery 0.9%
	Caterpillar, Inc.	22,901	3,727,825
	Ingersoll-Rand PLC	83,877	7,937,280
			11,665,105

	Media 9.2%
	Comcast Corp., Class A	466,577	19,843,520
	Liberty Broadband Corp. (a)
	Class A	17,897	1,693,772
	Class C	109,434	10,456,419
	Liberty Latin America, Ltd., Class A (a)	69,928	1,569,884
	Liberty Media Corp-Liberty Formula One, Class C (a)	90,345	3,405,103
¤	Liberty SiriusXM Group (a)
	Class A	186,860	8,410,569
	Class C	418,775	18,765,308
	Lions Gate Entertainment Corp., Class B (a)	50,978	1,631,296
	Live Nation Entertainment, Inc. (a)	67,571	3,044,749
	Madison Square Garden Co., Class A (a)	45,678	9,859,139
	MSG Networks, Inc., Class A (a)	131,619	3,158,856
	Time Warner, Inc.	156,743	14,945,445
	Twenty-First Century Fox, Inc., Class A	372,084	13,729,900
	Walt Disney Co.	62,335	6,773,944
			117,287,904

	Metals & Mining 0.2%
	Reliance Steel & Aluminum Co.	25,241	2,210,859

	Multi-Utilities 0.3%
	WEC Energy Group, Inc.	65,116	4,186,959

	Multiline Retail 0.6%
	Dollar General Corp.	79,376	8,185,253

	Oil, Gas & Consumable Fuels 4.3%
	Anadarko Petroleum Corp.	159,838	9,598,272
	ConocoPhillips	56,469	3,320,942
	Enbridge, Inc.	164,972	6,042,924
	EOG Resources, Inc.	32,769	3,768,435
	Hess Corp.	53,045	2,679,303
	Marathon Petroleum Corp.	185,410	12,843,351
	Occidental Petroleum Corp.	118,445	8,879,822
	Phillips 66	52,230	5,348,352
	Williams Cos., Inc.	86,341	2,710,244
			55,191,645

	Pharmaceuticals 3.2%
	Allergan PLC	93,653	16,881,890
	Johnson & Johnson	54,350	7,510,626
	Merck & Co., Inc.	79,215	4,693,489
	Pfizer, Inc.	336,288	12,456,108
			41,542,113

	Road & Rail 1.9%
	CSX Corp.	137,583	7,810,587
	Union Pacific Corp.	124,726	16,650,921
			24,461,508

	Semiconductors & Semiconductor Equipment 2.4%
	Applied Materials, Inc.	206,692	11,084,892
	Cypress Semiconductor Corp.	281,177	4,861,550
	Intel Corp.	66,810	3,216,234
	Marvell Technology Group, Ltd.	384,100	8,961,053
	Texas Instruments, Inc.	21,015	2,304,715
			30,428,444

	Software 5.3%
¤	Microsoft Corp.	527,479	50,115,780
	Oracle Corp.	194,015	10,009,234
	PTC, Inc. (a)	107,555	7,817,097
			67,942,111

	Specialty Retail 3.0%
	Home Depot, Inc.	102,533	20,598,879
	Lowe's Cos., Inc.	119,912	12,558,384
	TJX Cos., Inc.	66,984	5,380,155
			38,537,418

	Technology Hardware, Storage & Peripherals 5.8%
¤	Apple, Inc.	440,334	73,725,122

	Tobacco 0.3%
	Philip Morris International, Inc.	35,660	3,823,822

	Total Common Stocks (Cost $723,569,788)		1,256,158,875

	Convertible Preferred Stocks 0.1%
	Pharmaceuticals 0.1%
	Allergan PLC 5.50% Series A	2,020	1,308,354

	Total Convertible Preferred Stocks (Cost $1,586,506)		1,308,354

		Principal Amount
	Short-Term Investment 1.7%
	Repurchase Agreement 1.7%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $21,340,778 (Collateralized by a United States Treasury Note with a rate 1.875% and a maturity date 8/31/22, with a Principal Amount of $22,175,000 and a Market Value of $21,771,548)	$21,340,458	21,340,458

	Total Short-Term Investment (Cost $21,340,458)		21,340,458

	Total Investments (Cost $746,496,752)	99.9%	1,278,807,687
	Other Assets, Less Liabilities	0.1	856,376
	Net Assets	100.0%	$1,279,664,063

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,256,158,875	$—	$—	$1,256,158,875
Convertible Preferred Stocks	1,308,354	—	—	1,308,354
Short-Term Investment
Repurchase Agreement	—	21,340,458	—	21,340,458
Total Investments in Securities	$1,257,467,229	$21,340,458	$—	$1,278,807,687

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.1%
Certificates of Deposit 8.8%
Bank Of America N.A. 0.016%, due 5/14/18	$5,000,000	$5,000,000
Bank Of Montreal 1.71% (1-month USD-LIBOR-BBA + 0.15%), due 6/14/18 (a)	5,000,000	5,000,000
Bank of Montreal 1.78% (1-month USD-LIBOR-BBA + 0.22%), due 9/14/18 (a)	5,000,000	5,000,000
Canadian Imperial Bank of Commerce 1.82% (1-month USD-LIBOR-BBA + 0.26%), due 11/13/18 (a)	4,000,000	4,000,000
Royal Bank of Canada 1.677% (1-month USD-LIBOR-BBA + 0.11%), due 3/28/18 (a)	4,000,000	4,000,000
U.S. Bank N.A. 1.88%, due 7/23/18	5,000,000	5,000,000
Total Certificates of Deposit (Cost $28,000,000)		28,000,000

Financial Company Commercial Paper 18.4%
American Express Credit Corp. (b)
1.696%, due 2/6/18	5,000,000	4,999,014
1.75%, due 2/20/18	3,000,000	2,997,625
Bank of New York Mellon 1.687%, due 4/30/18 (b)	5,000,000	4,979,467
Bank of Nova Scotia 1.845% (3-month USD-LIBOR-BBA + 0.14%), due 4/11/18 (a)(b)(c)	4,000,000	4,000,000
Canadian Imperial Bank of Commerce 1.751% (1-month USD-LIBOR-BBA + 0.19%), due 8/22/18 (a)(b)(c)	5,000,000	5,000,000
Commonwealth Bank of Australia 1.79% (1-month USD-LIBOR-BBA + 0.23%), due 4/16/18 (a)(b)(c)	4,000,000	4,000,000
JP Morgan Securities LLC (a)(b)
1.758% (1-month USD-LIBOR-BBA + 0.19%), due 8/2/18 (c)	5,000,000	5,000,000
1.794% (1-month USD-LIBOR-BBA + 0.23%), due 7/2/18	4,000,000	4,000,000
Massachusetts Mutual Life Insurance Co. 1.464%, due 2/16/18 (b)(c)	5,000,000	4,996,667
National Rural Utilities Cooperative Finance Corp. (b)
1.504%, due 2/21/18	4,000,000	3,996,600
1.54%, due 3/2/18	5,000,000	4,993,757
Nationwide Life Insurance Co. (b)(c)
1.45%, due 2/7/18	5,000,000	4,998,725
1.458%, due 2/9/18	2,549,000	2,548,133
1.473%, due 2/13/18	2,500,000	2,498,750
Total Financial Company Commercial Paper (Cost $59,008,738)		59,008,738

Other Commercial Paper 44.7%
3M Co. (b)(c)
1.453%, due 2/20/18	2,500,000	2,498,021
1.481%, due 2/26/18	2,500,000	2,497,483
Brown-Forman Corp. 1.69%, due 2/13/18 (b)(c)	2,500,000	2,498,708
Caterpillar Financial Services Corp. 1.90%, due 3/20/18 (b)	4,571,000	4,561,153
Cisco Systems, Inc. (b)(c)
1.385%, due 2/6/18	2,500,000	2,499,479
1.458%, due 2/21/18	5,000,000	4,995,833
Emerson Electric Co. (b)(c)
1.487%, due 2/23/18	5,000,000	4,995,417
1.523%, due 3/6/18	4,000,000	3,994,500
Estee Lauder Cos., Inc. 1.443%, due 2/5/18 (b)(c)	5,000,000	4,999,167
Exxon Mobil Corp. 1.369%, due 2/2/18 (b)	2,500,000	2,499,904
Florida Power & Light Co. (b)
1.708%, due 2/9/18	2,500,000	2,499,006
1.719%, due 2/12/18	5,000,000	4,997,617
General Dynamics Corp. 1.48%, due 2/15/18 (b)(c)	4,000,000	3,997,636
Henkel of America, Inc. 1.522%, due 2/26/18 (b)(c)	4,000,000	3,995,833
Hershey Co. (b)(c)
1.487%, due 2/23/18	4,000,000	3,996,358
1.525%, due 3/5/18	5,600,000	5,592,284
Home Depot, Inc. (b)(c)
1.38%, due 2/1/18	4,000,000	4,000,000
1.385%, due 2/2/18	4,000,000	3,999,842
Honeywell International, Inc. 1.40%, due 2/5/18 (b)(c)	1,929,000	1,928,679
John Deere Capital Corp. 1.40%, due 2/5/18 (b)(c)	5,000,000	4,999,183
John Deere Financial, Inc. 1.478%, due 2/21/18 (b)(c)	4,000,000	3,996,622
Kimberly-Clark Corp. (b)(c)
1.431%, due 2/2/18	2,845,000	2,844,879
1.508%, due 2/22/18	5,000,000	4,995,596
Microsoft Corp. 1.38%, due 2/5/18 (b)(c)	4,000,000	3,999,342
Northern Illinois Gas Co. 1.662%, due 2/1/18 (b)	5,000,000	5,000,000
Novartis Finance Corp. 1.533%, due 2/28/18 (b)(c)	1,500,000	1,498,301
PACCAR Financial Corp. (b)
1.454%, due 2/8/18	5,000,000	4,998,571
1.528%, due 2/27/18	4,000,000	3,995,753
Procter & Gamble Co. 1.365%, due 2/2/18 (b)(c)	4,000,000	3,999,833
Province of Alberta Canada (b)(c)
1.42%, due 2/13/18	2,500,000	2,498,725
1.481%, due 2/26/18	5,000,000	4,994,653
Province of British Columbia 1.51%, due 3/8/18 (b)	2,475,000	2,470,982
QUALCOMM, Inc. (b)(c)
1.428%, due 2/1/18	4,615,000	4,615,000
1.473%, due 2/13/18	4,000,000	3,997,973
United Parcel Service, Inc. 1.478%, due 2/21/18 (b)(c)	4,000,000	3,996,844
UnitedHealth Group, Inc. (b)(c)
1.73%, due 2/15/18	5,000,000	4,996,753
1.75%, due 2/20/18	4,000,000	3,996,474
Total Other Commercial Paper (Cost $142,942,404)		142,942,404

Treasury Debt 8.7%
United States Treasury Notes
0.625%, due 6/30/18	5,000,000	4,988,306
0.75%, due 4/30/18	5,000,000	4,995,668
0.75%, due 7/31/18	5,000,000	4,986,691
0.75%, due 8/31/18	3,000,000	2,991,507
0.875%, due 3/31/18	5,000,000	4,998,699
0.875%, due 5/31/18	5,000,000	4,995,230
Total Treasury Debt (Cost $27,956,101)		27,956,101

Treasury Repurchase Agreements 19.5%
Bank of America N.A. 1.34%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $15,000,558 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 1/31/25, with a Principal Amount of $15,452,200 and a Market Value of $15,300,092) 1.34%, due 2/1/18	15,000,000	15,000,000
Bank of Montreal 1.30%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $15,000,542 (Collateralized by United States Treasury securities with rates between 0.00% and 3.75% and maturity dates between 4/15/18 and 8/15/41, with a Principal Amount of $15,218,200 and a Market Value of $15,300,079) 1.30%, due 2/1/18	15,000,000	15,000,000
RBC Capital Markets 1.30%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $15,000,542 (Collateralized by United States Treasury securities with rates between 0.00% and 2.00% and a maturity date of 11/8/18 and 10/31/23, with a Principal Amount of $15,646,800 and a Market Value of $15,300,073) 1.30%, due 2/1/18	15,000,000	15,000,000
TD Securities (U.S.A.) LLC 1.29%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $17,426,624 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 5/31/24, with a Principal Amount of $18,381,100 and a Market Value of $17,774,530) 1.29%, due 2/1/18	17,426,000	17,426,000

Total Treasury Repurchase Agreements (Cost $62,426,000)		62,426,000

Total Short-Term Investments (Amortized Cost $320,333,243)	100.1%	320,333,243
Other Assets, Less Liabilities	(0.1)	(372,465)
Net Assets	100.0%	$319,960,778

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$28,000,000	$—	$28,000,000
Financial Company Commercial Paper	—	59,008,738	—	59,008,738
Other Commercial Paper	—	142,942,404	—	142,942,404
Treasury Debt	—	27,956,101	—	27,956,101
Treasury Repurchase Agreements	—	62,426,000	—	62,426,000
Total Investments in Securities	$—	$320,333,243	$—	$320,333,243

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund

Portfolio of Investments  January 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.2% †
	Alabama 0.6%
	City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43	$4,150,000	$4,612,725
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds
	5.00%, due 10/1/25	1,000,000	1,127,210
	5.00%, due 10/1/30	3,700,000	4,102,079
	Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.10%, due 6/1/34 (a)	3,010,000	3,010,000
	University of South Alabama, Revenue Bonds
	Insured: AGM 4.00%, due 11/1/35	2,000,000	2,097,780
	Insured: AGM 5.00%, due 11/1/29	1,110,000	1,299,188
	Insured: AGM 5.00%, due 11/1/30	2,000,000	2,330,760
			18,579,742
	Alaska 0.1%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,863,217

	Arizona 0.8%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,061,250
	Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
	Series A 5.00%, due 1/1/38	10,000,000	11,788,400
	Series A 5.00%, due 1/1/39	10,000,000	11,779,000
			24,628,650
	Arkansas 1.7%
	City of Fort Smith AR, Water & Sewer, Revenue Bonds
	Insured: BAM 5.00%, due 10/1/27	1,945,000	2,278,626
	Insured: BAM 5.00%, due 10/1/28	1,535,000	1,789,288
	Insured: BAM 5.00%, due 10/1/29	1,075,000	1,247,710
	Insured: BAM 5.00%, due 10/1/31	2,335,000	2,692,722
	County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
	5.00%, due 3/1/34	2,000,000	2,286,400
	5.00%, due 3/1/35	1,550,000	1,769,449
	Pulaski County Special School District, Limited General Obligation 4.00%, due 2/1/48	15,500,000	15,976,160
	Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,317,922
	Springdale School District No. 50, Limited General Obligation
	4.00%, due 6/1/36	2,500,000	2,634,000
	4.00%, due 6/1/40	11,000,000	11,502,480
	University of Arkansas, UALR Campus, Revenue Bonds
	5.00%, due 10/1/29	1,315,000	1,551,661
	5.00%, due 10/1/30	1,110,000	1,304,139
	5.00%, due 10/1/31	1,205,000	1,410,681
			49,761,238
	California 13.1%
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds
	Series C, Insured: AGM (zero coupon), due 9/1/31	11,990,000	7,200,714
	Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	15,712,620
	Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	15,000,000	16,687,650
	California Educational Facilities Authority, Loma Linda University, Revenue Bonds Series A 5.00%, due 4/1/42	390,000	440,400
	California Educational Facilities Authority, Prerefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	745,000	862,747
	California Educational Facilities Authority, Unrefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	780,000	902,374
	California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,191,190
	California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,287,761
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
	Series A 5.00%, due 11/15/34	5,000,000	5,794,850
	Series A 5.00%, due 11/15/41	5,000,000	5,715,650
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/47	7,250,000	8,066,568
	California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
	5.00%, due 12/1/22	390,000	436,921
	5.00%, due 12/1/23	405,000	461,963
	5.00%, due 12/1/24	425,000	491,899
	5.00%, due 12/1/25	450,000	526,752
	5.00%, due 12/1/26	470,000	555,625
	5.00%, due 12/1/27	495,000	588,001
	5.00%, due 12/1/28	520,000	613,777
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	16,000,000	3,639,360
	California State Public Works Board, Various Capital Project, Revenue Bonds
	Series G-1 5.75%, due 10/1/30	1,400,000	1,500,744
	Series I-1 6.625%, due 11/1/34	170,000	166,864
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	780,000	815,396
	California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,589,401
	Ceres Unified School District, Election 2008, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,190,801
	City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,709,850
	City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,374,150
	City of Richmond CA, Wastewater Revenue, Revenue Bonds Series A 5.25%, due 8/1/47	10,000,000	11,847,500
	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	14,101,313
	Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	24,500,000	27,324,605
	Colton Joint Unified School District, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 8/1/30	3,495,000	3,779,947
	Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,570,630
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	2,980,006
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	6,597,248
	Series C (zero coupon), due 8/1/36	15,500,000	6,412,505
	Fresno Unified School District, Election 2001, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,662,080
	Series G (zero coupon), due 8/1/33	10,000,000	4,117,900
	Series G (zero coupon), due 8/1/41	23,485,000	5,502,301
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,067,856
	Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 5.25%, due 8/1/42	5,000,000	5,902,950
	Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,638,893
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	Insured: AGM 5.00%, due 8/1/27	1,160,000	1,383,358
	Insured: AGM 5.00%, due 8/1/28	1,755,000	2,083,589
	Insured: AGM 5.00%, due 8/1/29	2,535,000	2,996,218
	Oceanside Unified School District, Unrefunded Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	72,078
	Palomar Health, Revenue Bonds Insured: AGM 5.00%, due 11/1/47	7,500,000	8,494,800
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,636,500
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,664,877
	Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
	Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	2,952,764
	Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,024,678
	Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,083,435
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds
	Series B 5.00%, due 6/1/35	23,920,000	28,527,470
	Series A 5.25%, due 6/1/30	3,000,000	3,533,760
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,132,050
	San Diego Association of Governments, South Bay Expressway, Senior Lien, Revenue Bonds
	Series A 5.00%, due 7/1/30	2,475,000	2,958,986
	Series A 5.00%, due 7/1/32	1,800,000	2,130,588
	Series A 5.00%, due 7/1/38	1,150,000	1,338,416
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,396,570
	San Jose Redevelopment Agency Successor Agency, Tax Allocation Series A 5.00%, due 8/1/34	20,000,000	23,702,000
	San Lorenzo Unified School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,211,032
	San Marcos School Financing Authority, Revenue Bonds
	Insured: AGM 5.00%, due 8/15/33	500,000	589,205
	Insured: AGM 5.00%, due 8/15/34	1,000,000	1,174,760
	Insured: AGM 5.00%, due 8/15/35	1,000,000	1,172,030
	Insured: AGM 5.00%, due 8/15/36	1,100,000	1,284,250
	Santa Clara County Financing Authority, Revenue Bonds Series Q 4.00%, due 5/15/33	5,000,000	5,308,050
	Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,505,319
	Simi Valley Unified School District, Election 2016, Unlimited General Obligation
	Series A 5.00%, due 8/1/38	1,000,000	1,166,920
	Series A 5.00%, due 8/1/39	1,000,000	1,164,220
	Series A 5.00%, due 8/1/40	1,195,000	1,388,028
	Solano County Conmunity College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	16,460,000	19,635,957
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,211,900
	Southwestern Community College District, Election 2008, Unlimited General Obligation Series C (zero coupon), due 8/1/46	13,000,000	3,990,350
	State of California, Unlimited General Obligation
	5.00%, due 8/1/35	22,000,000	25,851,320
	6.00%, due 11/1/35	2,500,000	2,685,575
	6.25%, due 11/1/34	4,000,000	4,316,200
	Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,534,994
	Twin Rivers Unified School District, Unrefunded Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	3,078,502
	University of California, Revenue Bonds Series AV 5.00%, due 5/15/42	645,000	750,554
	Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,190,084
			385,351,149
	Colorado 2.2%
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan, Revenue Bonds 5.625%, due 6/1/43	1,180,000	1,331,488
	Colorado State Board of Governors University Enterprise System, Revenue Bonds Series C 5.00%, due 3/1/43	15,000,000	17,324,400
	Denver Convention Center Hotel Authority, Revenue Bonds
	5.00%, due 12/1/30	1,305,000	1,508,293
	5.00%, due 12/1/31	1,395,000	1,602,967
	5.00%, due 12/1/32	2,500,000	2,856,075
	5.00%, due 12/1/36	1,000,000	1,129,260
	Rampart Range Metropolitan District No. 1, Revenue Bonds Insured: AGM 5.00%, due 12/1/42	13,205,000	15,135,703
	Regional Transportation District, Certificates of Participation Series A 4.50%, due 6/1/44	19,920,000	21,179,143
	Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,404,450
			63,471,779
	Connecticut 2.2%
	City of Hartford CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,491,800
	Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,204,451
	Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,730,375
	City of Hartford CT, Unrefunded, Unlimited General Obligation
	Series A 5.00%, due 4/1/29	895,000	889,773
	Series A, Insured: AGM 5.00%, due 4/1/32	195,000	207,400
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	11,794,115
	State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
	Series A 5.00%, due 9/1/30	5,000,000	5,586,700
	Series A, Insured: BAM 5.00%, due 9/1/31	14,470,000	16,632,976
	Series A 5.00%, due 9/1/33	13,000,000	14,629,160
			63,166,750
	District of Columbia 1.1%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,225,204
	5.00%, due 6/1/42	5,500,000	5,892,920
	District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	573,006
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,207,110
	6.00%, due 7/1/48	1,575,000	1,901,198
	District of Columbia, Tranche 1, Revenue Bonds Series A 0.96%, due 8/15/38 (a)	1,500,000	1,500,000
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
	Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,241,520
	Series B (zero coupon), due 10/1/44	7,140,000	8,929,712
			31,470,670
	Florida 1.6%
	City of Miami Beach FL Parking, Revenue Bonds
	Insured: BAM 5.00%, due 9/1/35	1,990,000	2,276,878
	Insured: BAM 5.00%, due 9/1/40	2,500,000	2,816,850
	City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	4,375,000	4,388,650
	County of Miami-Dade FL Aviation, Miami International Airport, Revenue Bonds Insured: AGM 5.25%, due 10/1/41 (b)	210,000	214,641
	County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	872,370
	County of Miami-Dade Florida Water & Sewer System, Revenue Bonds
	Series A 4.00%, due 10/1/44	9,500,000	9,862,520
	Series B 5.00%, due 10/1/30	8,500,000	9,851,330
	Series B 5.00%, due 10/1/31	10,000,000	11,559,800
	JEA Electric System, Revenue Bonds Series B 4.00%, due 10/1/36	4,500,000	4,754,835
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,672,095
			48,269,969
	Guam 1.4%
	Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (b)	5,000,000	5,774,300
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 7/1/36	1,750,000	1,900,482
	5.00%, due 1/1/46	2,500,000	2,700,100
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,112,824
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	710,492
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	8,350,000	9,080,374
	Series A 5.125%, due 1/1/42	3,085,000	3,232,833
	Series A 5.25%, due 1/1/36	2,000,000	2,121,200
	Series A 6.50%, due 11/1/40	2,700,000	3,020,355
	Territory of Guam, Section 30, Revenue Bonds
	Series A 5.00%, due 12/1/27	2,265,000	2,544,116
	Series A 5.00%, due 12/1/32	1,250,000	1,381,338
	Series A 5.00%, due 12/1/34	2,290,000	2,517,924
	Series A 5.00%, due 12/1/36	1,000,000	1,094,790
			42,191,128
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,190,260

	Idaho 0.3%
	Idaho Health Facilities Authority, Trinity Health Credit Group, Revenue Bonds Series A 5.00%, due 12/1/47	7,850,000	8,898,760

	Illinois 13.3%
	Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	3,985,000	4,471,050
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	13,521,019
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,485,000	23,014,903
	Chicago Board of Education, Unlimited General Obligation
	Series C, Insured: AGM 5.00%, due 12/1/32	16,000,000	16,413,120
	Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,518,597
	Chicago O'Hare International Airport, Prerefunded Third Lien, Revenue Bonds Series A 5.625%, due 1/1/35	1,815,000	2,021,039
	Chicago O'Hare International Airport, Unrefunded Third Lien, Revenue Bonds Series A 5.625%, due 1/1/35	435,000	477,595
	Chicago Park District, Limited General Obligation
	Series A 5.00%, due 1/1/28	1,000,000	1,139,180
	Series A 5.00%, due 1/1/29	750,000	846,503
	Series A 5.00%, due 1/1/31	1,000,000	1,114,580
	Series A 5.00%, due 1/1/35	2,000,000	2,194,160
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	10,000,000	10,822,300
	City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,077,721
	City of Chicago IL, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,498,700
	Series A 6.00%, due 1/1/38	19,100,000	21,862,815
	Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,325,760
¤	City of Chicago IL, Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,117,960
	Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	8,680,653
	5.00%, due 1/1/33	2,000,000	2,171,180
	5.00%, due 1/1/39	8,420,000	9,089,137
	5.00%, due 1/1/44	14,840,000	15,921,094
	Series A 5.00%, due 1/1/47	7,675,000	8,341,420
	Series A, Insured: AGM 5.25%, due 1/1/42	4,000,000	4,548,360
	City of Chicago IL, Wastewater, Revenue Bonds
	5.00%, due 11/1/27	1,000,000	1,131,740
	Series 2017-2, Insured: AGM 5.00%, due 11/1/28	2,000,000	2,333,960
	5.00%, due 11/1/29	1,700,000	1,916,172
	Series 2017-2, Insured: AGM 5.00%, due 11/1/30	3,000,000	3,468,000
	Series 2017-2, Insured: AGM 5.00%, due 11/1/32	5,000,000	5,734,750
	Series 2017-2, Insured: AGM 5.00%, due 11/1/33	10,000,000	11,451,500
	Insured: AGM 5.25%, due 11/1/33	4,535,000	5,287,311
	Insured: AGM 5.25%, due 11/1/34	1,785,000	2,074,634
	Insured: AGM 5.25%, due 11/1/35	3,025,000	3,510,361
	City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	479,525
	Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,567,650
	Cook County Community High School District No. 212 Leyden, Revenue Bonds
	Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,783,331
	Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	2,926,697
	County of Cook IL, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 11/15/26	8,350,000	9,687,002
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,743,840
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,516,500
	Madison County Community Unit School, District No. 7 Edwardsville, Unlimited General Obligation
	Insured: BAM 4.00%, due 12/1/18	1,240,000	1,261,948
	Insured: BAM 4.00%, due 12/1/19	2,475,000	2,558,507
	Insured: BAM 4.00%, due 12/1/20	2,085,000	2,183,892
	Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	8,688,653
	Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	58,750,000	24,981,087
	Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/29	580,000	657,714
	Rock Island County, Public Building Commission, Revenue Bonds
	Insured: AGM 5.00%, due 12/1/31	500,000	565,040
	Insured: AGM 5.00%, due 12/1/36	2,645,000	2,948,276
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,332,391
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,809,200
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,111,020
¤	State of Illinois, Unlimited General Obligation
	Insured: BAM 4.00%, due 6/1/41	12,600,000	12,679,632
	Series A 5.00%, due 11/1/18	30,000,000	30,582,000
	Insured: AGM 5.00%, due 1/1/19	9,000,000	9,250,650
	United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,790,000	4,237,940
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,694,520
	Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
	Series B, Insured: BAM 5.00%, due 12/15/29	750,000	834,420
	Series B, Insured: BAM 5.00%, due 12/15/30	850,000	945,676
	Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,060,317
	Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	8,784,144
	Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	8,920,600
	Series A, Insured: AGM 5.00%, due 12/1/46	6,000,000	6,587,460
			392,476,906
	Indiana 1.2%
	Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,310,294
	Series A 5.00%, due 2/1/25	2,215,000	2,433,266
	Series B 5.00%, due 2/1/25	2,210,000	2,427,774
	Series B 5.00%, due 2/1/26	2,320,000	2,546,734
	Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds Series I 0.99%, due 11/1/37 (a)	23,900,000	23,900,000
	Indianapolis Local Public Improvement Bond Bank, Unrefunded-Waterworks Project, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	885,000	916,010
			34,534,078
	Iowa 0.1%
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/21	545,000	574,528
	Series E 4.00%, due 6/1/22	1,405,000	1,489,173
	Series E 4.00%, due 6/1/23	1,320,000	1,403,279
			3,466,980
	Kansas 0.6%
	City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
	5.00%, due 12/1/26	565,000	629,783
	5.00%, due 12/1/28	410,000	452,095
	5.00%, due 12/1/30	500,000	545,805
	5.00%, due 12/1/36	1,150,000	1,235,675
	Sedgwick County Unified School District No. 266 Maize, Unlimited General Obligation 5.00%, due 9/1/24	3,000,000	3,513,960
	University of Kansas Hospital Authority, KU Health System, Revenue Bonds
	5.00%, due 9/1/33	2,500,000	2,838,525
	5.00%, due 9/1/34	5,000,000	5,658,950
	5.00%, due 9/1/35	2,800,000	3,162,936
			18,037,729
	Kentucky 0.3%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
	Series A 4.00%, due 2/1/21	1,070,000	1,117,647
	Series A 5.00%, due 2/1/23	1,525,000	1,690,203
	Kentucky Economic Development Finance Authority, Louisville Arena Project, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/45	6,250,000	6,903,313
			9,711,163
	Louisiana 0.8%
	City of Shreveport LA, Unlimited General Obligation
	Insured: BAM 5.00%, due 8/1/28	2,285,000	2,641,849
	Insured: BAM 5.00%, due 8/1/30	5,355,000	6,040,815
	City of Shreveport LA, Water & Sewer, Revenue Bonds Series B, Insured: AGM 4.00%, due 12/1/41	2,750,000	2,858,790
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,695,000	4,142,538
	Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
	Insured: AGM 4.00%, due 3/1/22	335,000	359,897
	Insured: AGM 4.00%, due 3/1/23	350,000	373,888
	Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,302,344
	Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,010,000	2,249,672
	Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,485,000	1,687,168
			23,656,961
	Maryland 1.0%
	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	3,929,328
	Maryland Stadium Authority, Construction & Revitalization, Revenue Bonds Series A 5.00%, due 5/1/42	22,400,000	25,767,168
			29,696,496
	Massachusetts 0.9%
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/30	1,200,000	1,348,740
	5.00%, due 10/1/31	1,200,000	1,342,992
	5.00%, due 10/1/32	1,240,000	1,379,885
	5.00%, due 10/1/33	1,500,000	1,665,660
	5.00%, due 10/1/34	2,170,000	2,401,105
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
	4.00%, due 1/1/32	1,645,000	1,753,866
	4.00%, due 1/1/33	1,000,000	1,062,370
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (b)	1,315,000	1,369,296
	Series I 6.00%, due 1/1/28	1,520,000	1,592,793
	Massachusetts State Development Finance Agency, Prerefunded-Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	1,285,000	1,365,955
	Series A 6.25%, due 7/1/30	4,090,000	4,361,903
	Massachusetts State Development Finance Agency, Unrefunded-Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	715,000	757,657
	Series A 6.25%, due 7/1/30	2,310,000	2,437,489
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,213,440
			25,053,151
	Michigan 3.0%
	City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,006,800
	Senior Lien-Series A 5.25%, due 7/1/39	14,150,000	15,395,625
	Series C-1, Insured: AGM 7.00%, due 7/1/27	5,000,000	5,370,000
	City of Detroit MI, Water Supply System Revenue, Senior Lien, Revenue Bonds
	Series A 5.25%, due 7/1/41	5,000,000	5,454,000
	Series A 5.75%, due 7/1/37	5,550,000	6,190,581
	County of Wayne MI, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,506,725
	Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	835,005
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,324,325
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	4,005,494
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,981,289
	Lincoln Consolidated School District, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,381,251
	Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,691,539
	Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,690,815
	Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	4,365,000	4,896,744
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds
	Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,784,050
	Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,362,490
	Series C-1 5.00%, due 7/1/44	2,500,000	2,731,150
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	565,725
	Series D-1 5.00%, due 7/1/33	500,000	556,875
	Series D-1 5.00%, due 7/1/34	500,000	555,485
	Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,235,460
	Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,136,448
	Saginaw City School District, Unlimited General Obligation
	Insured: Q-SBLF 5.00%, due 5/1/29	260,000	295,087
	Insured: Q-SBLF 5.00%, due 5/1/30	350,000	395,605
	Insured: Q-SBLF 5.00%, due 5/1/31	750,000	845,985
	Insured: Q-SBLF 5.00%, due 5/1/34	250,000	277,028
	Insured: Q-SBLF 5.00%, due 5/1/35	350,000	387,573
	Insured: Q-SBLF 5.00%, due 5/1/36	425,000	469,663
			89,328,817
	Minnesota 0.0% ‡
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds 4.00%, due 11/15/37	1,000,000	1,052,110

	Mississippi 0.1%
	Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 5.00%, due 3/1/43	1,760,000	1,991,915

	Missouri 1.0%
	City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,335,404
	Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,493,160
	Health & Educational Facilities Authority of the State of Missouri, St. Lukes Health System, Inc., Revenue Bonds 5.00%, due 11/15/30	5,000,000	5,700,750
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	654,670
	Metropolitan St. Louis MO, Sewer District, Wastewater System, Revenue Bonds Series A 5.00%, due 5/1/47	5,000,000	5,793,350
			27,977,334
	Montana 0.4%
	Missoula County Elementary School District No. 1 School Building, Unlimited General Obligation
	4.00%, due 7/1/30	495,000	541,273
	4.00%, due 7/1/31	345,000	375,764
	4.00%, due 7/1/32	590,000	640,587
	4.00%, due 7/1/33	555,000	600,210
	Missoula High School District No. 1 School Building, Unlimited General Obligation
	4.00%, due 7/1/30	585,000	642,219
	4.00%, due 7/1/31	335,000	366,316
	4.00%, due 7/1/33	350,000	380,009
	4.00%, due 7/1/34	370,000	398,882
	4.00%, due 7/1/35	515,000	551,714
	Montana Facilities Finance Authority, Revenue Bonds
	5.00%, due 2/15/30	1,790,000	2,046,578
	5.00%, due 2/15/31	1,500,000	1,706,940
	5.00%, due 2/15/32	775,000	879,307
	5.00%, due 2/15/33	1,320,000	1,493,250
	5.00%, due 2/15/34	1,200,000	1,354,488
			11,977,537
	Nebraska 1.8%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/32	5,190,000	5,781,452
	Series A 5.00%, due 9/1/42	12,500,000	15,385,125
	5.00%, due 9/1/42	13,960,000	15,550,882
	5.25%, due 9/1/37	15,535,000	17,473,147
			54,190,606
	New Hampshire 0.2%
	City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,975,914
	New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
	5.00%, due 1/1/31	905,000	1,040,578
	5.00%, due 1/1/32	950,000	1,088,700
	5.00%, due 1/1/33	1,000,000	1,141,450
	5.00%, due 1/1/34	1,050,000	1,194,554
	5.00%, due 1/1/35	600,000	681,246
			7,122,442
	New Jersey 3.7%
	Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,062,276
	Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,492,555
	Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,589,937
	Series A, Insured: AGM 5.00%, due 7/1/34	1,855,000	2,108,337
	City of Atlantic City NJ, Unlimited General Obligation
	Series B, Insured: AGM 4.00%, due 3/1/42	6,970,000	7,129,822
	Series B, Insured: AGM 5.00%, due 3/1/32	4,500,000	5,095,935
	Series A, Insured: BAM 5.00%, due 3/1/42	1,250,000	1,389,613
	New Brunswick Parking Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/28	5,880,000	6,870,310
	Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,757,353
	Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,334,846
	Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	7,826,696
	New Jersey Building Authority, Unrefunded, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,261,193
	Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,015,156
	New Jersey Economic Development Authority, MSU Student Housing Project, Revenue Bonds 5.375%, due 6/1/25	4,500,000	4,875,120
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (b)	1,000,000	1,119,690
	Series A, Insured: BAM 5.00%, due 7/1/28	2,000,000	2,320,560
	5.50%, due 1/1/26 (b)	1,000,000	1,146,090
	New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 7/1/29	2,500,000	2,859,300
	Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,694,750
	Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,404,970
	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	10,000,000	11,470,400
	New Jersey Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: AGC 6.125%, due 6/1/30 (b)	1,875,000	1,893,731
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	14,953,800
	New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	4,000,000	4,474,880
	Newark Housing Authority, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/27	500,000	528,175
	Insured: AGM 4.00%, due 12/1/29	250,000	261,545
	Insured: AGM 4.00%, due 12/1/30	250,000	260,380
	Insured: AGM 4.00%, due 12/1/31	225,000	233,647
	Insured: AGM 5.00%, due 12/1/28	750,000	863,693
	Insured: AGM 5.00%, due 12/1/38	1,740,000	1,964,912
			107,259,672
	New Mexico 0.1%
	City of Farmington NM, Revenue Bonds Series C 5.90%, due 6/1/40	2,000,000	2,159,080

	New York 18.4%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,033,013
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,110,916
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,190,251
	Insured: AGM 5.00%, due 12/15/22	740,000	834,801
	City of New York NY, Unlimited General Obligation 5.25%, due 10/1/32	26,400,000	31,991,520
	County of Nassau NY, Limited General Obligation
	Series C 5.00%, due 4/1/32	4,135,000	4,742,638
	Series C 5.00%, due 4/1/37	6,625,000	7,511,160
	Series C 5.00%, due 4/1/38	6,965,000	7,880,549
	Long Island Power Authority, Electric System, Revenue Bonds Insured: BAM 5.00%, due 9/1/44	10,000,000	11,249,600
	Long Island Power Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,281,500
	Series B 5.00%, due 9/1/45	8,970,000	10,074,656
	Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,220,540
	Metropolitan Transportation Authority, Revenue Bonds Series D 5.00%, due 11/15/32	20,000,000	23,652,800
	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 5.00%, due 7/15/33	6,060,000	6,996,209
	Series S-2 5.00%, due 7/15/34	5,000,000	5,811,900
	Series S-1 5.00%, due 7/15/36	10,000,000	11,503,700
	Series S-1 5.00%, due 7/15/43	11,880,000	13,495,799
¤	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Subseries F-1 5.00%, due 5/1/32	4,000,000	4,701,720
	Series B-1 5.00%, due 8/1/32	10,000,000	11,555,500
	5.00%, due 5/1/33	10,000,000	11,593,700
	Series B-1 5.00%, due 8/1/34	5,000,000	5,857,150
	Series A-2 5.00%, due 8/1/34	7,795,000	9,131,297
	Series A1 5.00%, due 8/1/36	5,100,000	5,947,773
	Series E-1 5.00%, due 2/1/41	2,500,000	2,849,000
	5.00%, due 8/1/45	25,000,000	28,859,750
	New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series A-2B 5.00%, due 6/1/45	4,255,000	4,525,788
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	5,000,000	5,360,000
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,572,608
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.00%, due 11/15/31	5,000,000	5,532,600
	5.75%, due 11/15/51	18,990,000	21,454,902
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.00%, due 7/1/35	6,610,000	7,548,818
	New York State Dormitory Authority, Revenue Bonds Series E 5.00%, due 3/15/34	4,190,000	4,880,931
¤	New York State Dormitory Authority, Sales Tax, Revenue Bonds
	Series A, Group B 5.00%, due 3/15/34	5,000,000	5,866,550
	5.00%, due 3/15/40	22,000,000	25,544,200
	5.00%, due 3/15/41	20,000,000	23,204,600
	5.00%, due 3/15/44	5,000,000	5,783,850
	New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds 5.00%, due 2/15/38	13,490,000	15,640,171
	New York State Dormitory Authority, University Facilities, Revenue Bonds
	Series A 5.00%, due 7/1/36	1,000,000	1,160,280
	Series A 5.00%, due 7/1/38	1,000,000	1,154,960
¤	New York State Energy Research & Development Authority, Niagara Mohawk Power Corp., Revenue Bonds (a)
	Insured: XLCA 3.917%, due 7/1/29	10,370,000	10,370,000
	Insured: AMBAC 3.934%, due 12/1/25	10,700,000	10,700,000
	Insured: AMBAC 3.937%, due 12/1/25	25,160,000	25,160,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series B 1.06%, due 5/1/42 (a)	9,200,000	9,200,000
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds Series A 5.00%, due 3/15/30	12,350,000	14,447,524
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
	Insured: AGM 4.00%, due 7/1/31	10,925,000	11,434,433
	Series A, Insured: AGM 4.00%, due 7/1/35	7,635,000	7,919,098
	Series A, Insured: AGM 4.00%, due 7/1/36	16,240,000	16,815,870
	Rensselaer City School District, Certificates of Participation
	Insured: AGM 5.00%, due 6/1/22	1,590,000	1,777,079
	Insured: AGM 5.00%, due 6/1/24	1,750,000	2,027,953
	Insured: AGM 5.00%, due 6/1/26	1,060,000	1,252,888
	Insured: AGM 5.00%, due 6/1/27	1,000,000	1,164,840
	Insured: AGM 5.00%, due 6/1/30	1,880,000	2,137,447
	Insured: AGM 5.00%, due 6/1/32	2,000,000	2,250,440
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
	5.00%, due 1/1/29	1,615,000	1,813,177
	5.00%, due 1/1/30	2,100,000	2,348,367
	Triborough Bridge & Tunnel Authority, Revenue Bonds
	Series B 5.00%, due 11/15/35	8,560,000	10,044,304
	Series B 5.00%, due 11/15/38	3,600,000	4,195,476
	Series C-2 5.00%, due 11/15/42	15,000,000	17,471,850
	TSASC, Inc., Revenue Bonds
	Series A 5.00%, due 6/1/32	2,000,000	2,298,780
	Series A 5.00%, due 6/1/34	5,000,000	5,703,500
	Series A 5.00%, due 6/1/35	2,865,000	3,258,221
			541,098,947
	North Carolina 0.3%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series B 0.98%, due 1/15/38 (a)	5,800,000	5,800,000
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,077,180
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: AGC 5.75%, due 1/1/39	3,000,000	3,117,780
			9,994,960
	North Dakota 0.2%
	City of Grand Forks ND, Altru Health System, Revenue Bonds 5.00%, due 12/1/35	4,050,000	4,298,670

	Ohio 1.7%
	American Municipal Power, Inc., Prairie, Revenue Bonds Series A, Insured: BAM 5.25%, due 2/15/30	15,000,000	16,831,500
	City of Cleveland OH, Airport System, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,277,920
	City of Cleveland OH, Income Tax, Bridges & Roadways Improvements, Revenue Bonds, Series A-2 5.00%, due 10/1/37	1,500,000	1,697,484
	Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
	Insured: BAM 5.00%, due 12/1/31	650,000	747,929
	Insured: BAM 5.00%, due 12/1/32	2,200,000	2,528,130
	Insured: BAM 5.00%, due 12/1/33	1,335,000	1,529,069
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,209,522
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,250,000
	County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series E 1.02%, due 11/15/45 (a)	12,335,000	12,335,000
	Franklin County OH, Trinity Health Group, Revenue Bonds Series A 5.00%, due 12/1/47	5,000,000	5,663,550
	Ohio Higher Educational Facility Commission, Kenyon College Project, Revenue Bonds 5.00%, due 7/1/42	1,645,000	1,859,722
			50,929,826
	Oklahoma 1.2%
	Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
	Series A 5.00%, due 9/1/26	1,800,000	2,119,680
	Series A 5.00%, due 9/1/27	3,780,000	4,391,566
	Series A 5.00%, due 9/1/28	5,000,000	5,784,200
	Series A 5.00%, due 9/1/29	4,620,000	5,325,659
	Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
	5.00%, due 9/1/28	3,200,000	3,647,168
	5.00%, due 9/1/29	2,370,000	2,689,736
	Oklahoma State Municipal Power Authority, Revenue Bonds
	Series A 5.00%, due 1/1/29	250,000	291,300
	Series A 5.00%, due 1/1/30	900,000	1,044,504
	Series A 5.00%, due 1/1/32	805,000	926,829
	Series A 5.00%, due 1/1/34	650,000	743,912
	Oklahoma State Turnpike Authority, Revenue Bonds 2nd Series C 5.00%, due 1/1/47	5,500,000	6,303,715
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	533,860
			33,802,129
	Pennsylvania 2.3%
	City of Philadelphia PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	5,729,340
	County of Lancaster PA, Unlimited General Obligation
	Series A, Insured: BAM 4.00%, due 5/1/30	500,000	530,630
	Series A, Insured: BAM 4.00%, due 5/1/31	420,000	444,415
	Insured: AGM 5.00%, due 11/1/27	1,390,000	1,615,972
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series AT-1, Insured: BAM 5.00%, due 6/15/26	4,270,000	5,053,844
	Pennsylvania Turnpike Commission, Revenue Bonds
	Series C 5.00%, due 12/1/43	6,625,000	7,339,904
	Series B 5.75%, due 6/1/39	4,000,000	4,224,680
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/31	2,300,000	2,637,249
	State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,239,587
	State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	30,000,000	33,295,500
			67,111,121
	Puerto Rico 7.2%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: NATL-RE (zero coupon), due 7/1/19	25,000	23,492
	Series A, Insured: AGM 4.00%, due 7/1/22	715,000	729,500
	Series A, Insured: AGC 5.00%, due 7/1/26	575,000	576,461
	Series A, Insured: AGC 5.00%, due 7/1/27	525,000	526,218
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,170,000	5,383,366
	Series A, Insured: AGM 5.00%, due 7/1/35	28,270,000	28,942,543
	Insured: AGM 5.25%, due 7/1/20	1,380,000	1,444,846
	Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	439,476
	Series A, Insured: AGM 5.25%, due 7/1/24	1,220,000	1,302,277
	Series C, Insured: AGM 5.375%, due 7/1/28	700,000	705,943
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	550,000	555,929
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,600,000	4,629,670
	Series C, Insured: AGM 5.75%, due 7/1/37	1,020,000	1,029,282
	Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,245,667
	Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/34	280,000	280,235
	Insured: AGC 5.25%, due 7/1/32	500,000	502,260
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.125%, due 7/1/47	14,410,000	14,538,537
	Series A, Insured: AGC 5.00%, due 7/1/28	4,100,000	4,115,949
	Series A, Insured: AGC 6.125%, due 7/1/24	870,000	940,339
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,675,000	4,675,234
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series DDD, Insured: AGM 3.625%, due 7/1/23	3,090,000	3,090,371
	Series UU, Insured: AGC 4.25%, due 7/1/27	2,240,000	2,240,986
	Series UU, Insured: NATL-RE 4.50%, due 7/1/18	2,865,000	2,871,246
	Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,008,364
	Series TT, Insured: AGM 5.00%, due 7/1/18	380,000	381,467
	Series MM, Insured: NATL-RE 5.00%, due 7/1/19	2,500,000	2,510,050
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,135,000	1,124,898
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,270,000	1,253,058
	Series UU, Insured: AGM 5.00%, due 7/1/23	2,280,000	2,287,296
	Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,084,436
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	809,647
	Series UU, Insured: AGM 5.00%, due 7/1/24	4,415,000	4,428,157
	Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,843,262
	Series UU, Insured: AGC 5.00%, due 7/1/26	580,000	581,473
	Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	501,160
	Series RR, Insured: AGC 5.00%, due 7/1/28	1,170,000	1,172,457
	Series SS, Insured: AGM 5.00%, due 7/1/30	355,000	355,589
	Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,740,000	1,698,466
	Series VV, Insured: NATL-RE 5.25%, due 7/1/29	1,015,000	971,588
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	1,871,220
	Series VV, Insured: NATL-RE 5.25%, due 7/1/34	535,000	494,912
	Series VV, Insured: NATL-RE 5.25%, due 7/1/35	595,000	547,442
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,830,000	1,809,358
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,169,245
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,030,000	4,677,196
	Series CC, Insured: AGM 5.25%, due 7/1/33	1,405,000	1,553,874
	Series N, Insured: AGC 5.25%, due 7/1/34	4,400,000	4,876,344
	Series N, Insured: AGC 5.25%, due 7/1/36	17,880,000	19,836,251
	Series N, Insured: AGM 5.25%, due 7/1/36	540,000	599,081
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,895,000	2,102,540
	Series N, Insured: AGC 5.25%, due 7/1/39	75,000	83,558
	Series L, Insured: AGC 5.25%, due 7/1/41	2,605,000	2,910,124
	Series E, Insured: AGM 5.50%, due 7/1/21	670,000	715,861
	Series N, Insured: AGM 5.50%, due 7/1/26	625,000	697,213
	Series N, Insured: AGC, AGM 5.50%, due 7/1/29	10,270,000	11,539,167
	Series CC, Insured: AGC 5.50%, due 7/1/31	1,680,000	1,888,673
	Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,245,197
	Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	608,803
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 4.75%, due 8/1/22	820,000	822,813
	Series A, Insured: AGM 5.00%, due 8/1/21	145,000	145,528
	Series A, Insured: AGM 5.00%, due 8/1/27	290,000	290,673
	Series A, Insured: AGM 5.00%, due 8/1/30	1,720,000	1,722,855
	Series C, Insured: AGM 5.25%, due 8/1/19	1,135,000	1,171,104
	Series C, Insured: AGC 5.25%, due 8/1/20	210,000	220,202
	Series C, Insured: AGC 5.25%, due 8/1/23	315,000	340,030
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/23	265,000	263,129
	Series K, Insured: AGM 5.25%, due 7/1/27	1,150,000	1,178,290
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	300,828
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,483,886
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/42	25,000,000	5,169,500
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,580,000	10,462,844
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	950,000	163,837
	Series A, Insured: AGM 5.00%, due 8/1/40	7,305,000	7,474,914
	Series C, Insured: AGM 5.125%, due 8/1/42	6,595,000	6,781,507
			213,019,194
	Rhode Island 1.2%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,744,271
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,697,150
	Rhode Island Health & Educational Building Corp., Revenue Bonds Series G, Insured: AGM 5.00%, due 5/15/42	6,115,000	6,945,600
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/35	20,000,000	21,802,400
			36,189,421
	South Carolina 3.9%
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	11,553,503
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	436,976
	Series A 5.25%, due 8/1/30	3,755,000	4,055,701
¤	South Carolina Public Service Authority, Revenue Bonds
	Series C 5.00%, due 12/1/29	5,000,000	5,639,600
	Series A 5.00%, due 12/1/32	10,000,000	11,353,700
	Series C 5.00%, due 12/1/46	5,165,000	5,684,547
	Series A 5.00%, due 12/1/49	4,050,000	4,423,329
	Series A 5.00%, due 12/1/50	33,900,000	37,322,205
	Series B 5.00%, due 12/1/56	2,500,000	2,772,600
	South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
	Series A 5.00%, due 12/1/25	6,445,000	7,042,194
	Series D 5.00%, due 12/1/26	2,595,000	2,841,733
	Series C 5.00%, due 12/1/36	3,310,000	3,560,170
	South Carolina Transportation Infrastructure Bank, Revenue Bonds 5.00%, due 10/1/38	15,130,000	17,283,150
	Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,250,007
			115,219,415
	South Dakota 0.1%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,459,310

	Tennessee 0.4%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds
	Series A 6.00%, due 7/1/38	3,605,000	3,849,707
	Series A 6.50%, due 7/1/38	6,500,000	7,052,630
			10,902,337
	Texas 4.6%
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/34	5,000,000	5,573,750
	Series B 5.00%, due 8/15/37	1,445,000	1,629,974
	City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,169,840
	City of Houston, Limited General Obligation Series A 5.00%, due 3/1/29	5,000,000	5,894,050
	Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds Subseries C-2 1.00%, due 12/1/27 (a)	3,000,000	3,000,000
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	4,790,604
	Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	17,115,000	5,744,479
	Houston Higher Education Finance Corp., Prerefunded-Cosmos Foundation, Inc., Revenue Bonds Series S 6.50%, due 5/15/31	565,000	649,541
	North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,592,184
¤	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/34	1,400,000	1,561,588
	Series A 5.00%, due 1/1/35	2,950,000	3,284,677
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,577,775
	Series B 5.00%, due 1/1/40	22,140,000	24,393,188
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
	Series A 5.00%, due 11/15/23	1,245,000	1,427,554
	Series A 5.00%, due 11/15/24	1,305,000	1,510,068
	Series A 5.00%, due 11/15/25	1,370,000	1,594,064
	Series A 5.00%, due 11/15/26	1,440,000	1,683,950
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	17,100,000	18,760,068
	5.00%, due 12/15/31	4,575,000	5,010,403
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,000,000	5,555,450
	7.50%, due 6/30/32	4,095,000	4,619,365
	7.50%, due 6/30/33	5,500,000	6,190,415
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	6,800,000	7,400,440
	Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/31	1,000,000	1,044,260
	Insured: BAM 4.00%, due 5/1/32	1,295,000	1,347,577
	Texas State Municipal Power Agency, Revenue Bonds
	5.00%, due 9/1/42	2,500,000	2,677,875
	5.00%, due 9/1/47	2,750,000	2,942,087
	Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	611,700
			134,236,926
	U.S. Virgin Islands 1.6%
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 5.00%, due 10/1/32	5,100,000	3,378,750
	Series A 6.625%, due 10/1/29	6,960,000	4,019,400
	Series A 6.75%, due 10/1/37	5,000,000	2,887,500
	Virgin Islands Public Finance Authority, Revenue Bonds
	5.00%, due 9/1/30 (c)	5,000,000	5,320,650
	Series C 5.00%, due 10/1/30	18,500,000	9,250,000
	Series A, Insured: AGM 5.00%, due 10/1/32	15,655,000	16,332,705
	Series C, Insured: AGM 5.00%, due 10/1/39	5,800,000	6,042,962
			47,231,967
	Utah 0.6%
	City of Herriman UT, Special Assessment, Towne Centre Assessment Area 5.00%, due 11/1/29	55,000	59,098
	City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 0.90%, due 5/15/36 (a)	5,870,000	5,870,000
	County of Weber UT, Weber County Hospital, IHC Health Services, Inc., Revenue Bonds Series C 0.97%, due 2/15/35 (a)	10,100,000	10,100,000
			16,029,098
	Virginia 1.5%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds Insured: AGM 5.00%, due 7/1/41	15,250,000	17,272,455
	Hampton Roads Sanitation District, Revenue Bonds
	Series A 5.00%, due 10/1/31	3,540,000	4,208,458
	Series A 5.00%, due 10/1/32	2,500,000	2,960,425
	Virginia Commonwealth Transportation Board, Revenue Bonds
	Series A 5.00%, due 5/15/27	4,750,000	5,741,610
	Series A 5.00%, due 5/15/28	4,000,000	4,843,840
	Series A 5.00%, due 5/15/29	3,750,000	4,515,900
	Series A 5.00%, due 5/15/30	4,500,000	5,388,975
			44,931,663
	Wisconsin 0.2%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	3,939,582
	Series A 5.00%, due 12/15/32	2,850,000	3,054,259
			6,993,841
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,091,560
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series A 5.50%, due 6/1/21	250,000	267,200
			1,358,760
	Total Municipal Bonds (Cost $2,922,893,048)		2,917,343,874
	Total Investments (Cost $2,922,893,048)	99.2%	2,917,343,874
	Other Assets, Less Liabilities	0.8	24,628,350
	Net Assets	100.0%	$2,941,972,224

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2018.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

As of January 31, 2018, the Fund held the following futures contracts[1]:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(3,200)	March 2018	$(398,584,828)	$(389,050,000)	$9,534,828
United States Treasury Long Bond	(500)	March 2018	(76,663,638)	(73,906,250)	2,757,388
			$(475,248,466)	$(462,956,250)	$12,292,216

1.	As of January 31, 2018, cash in the amount of $4,290,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$2,917,343,874	$—	$2,917,343,874
Total Investments in Securities	—	2,917,343,874	—	2,917,343,874
Other Financial Instruments
Futures Contracts (b)	12,292,216	—	—	12,292,216
Total Investments in Securities and Other Financial Instruments	$12,292,216	$2,917,343,874	$—	$2,929,636,090

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 97.6% †
	Asset-Backed Securities 0.1%
	Home Equity 0.0% ‡
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 1.612% (1-month USD-LIBOR-BBA + 0.06%), due 10/25/36 (a)		$8,020	$8,013
	First NLC Trust Series 2007-1, Class A1 1.622% (1-month USD-LIBOR-BBA + 0.07%), due 8/25/37 (a)(b)		342,281	215,697
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.652% (1-month USD-LIBOR-BBA + 0.10%), due 3/25/47 (a)		126,947	84,303
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.602% (1-month USD-LIBOR-BBA + 0.05%), due 11/25/36 (a)		89,956	43,865
	Morgan Stanley ABS Capital I, Inc. Series 2007-HE4, Class A2A 1.662% (1-month USD-LIBOR-BBA + 0.11%), due 2/25/37 (a)		89,965	42,846
				394,724

	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.637% (3-month USD-LIBOR-BBA + 0.32%), due 5/25/29 (a)		533,778	531,093

	Total Asset-Backed Securities (Cost $1,006,524)			925,817

	Corporate Bonds 79.1%
	Advertising 0.2%
	Lamar Media Corp. 5.375%, due 1/15/24 (c)		2,695,000	2,775,850

	Aerospace & Defense 1.2%
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,683,912
	Orbital ATK, Inc. (c)
	5.25%, due 10/1/21		2,250,000	2,306,250
	5.50%, due 10/1/23		4,045,000	4,247,250
	Rockwell Collins, Inc. 3.50%, due 3/15/27		3,350,000	3,323,158
				15,560,570

	Agriculture 0.6%
	Philip Morris International, Inc. 1.625%, due 2/21/19		8,215,000	8,161,450

	Airlines 1.5%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		2,796,697	3,031,340
	Series 2003-ERJ-1 7.875%, due 1/2/20		14,261	14,546
	Series 2005-ERJ1 9.798%, due 10/1/22		286,806	307,685
	Delta Air Lines, Inc.
	Series 2011-1, Class A 5.30%, due 10/15/20		725,496	746,100
	Series 2007-1, Class A 6.821%, due 2/10/24		1,428,621	1,602,484
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		2,101,345	2,307,067
	Series 2010-1, Class A 6.25%, due 10/22/24		5,948,753	6,526,376
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		5,016,968	5,164,116
				19,699,714

	Auto Manufacturers 2.4%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (b)		6,950,000	6,907,778
	Ford Holdings LLC 9.30%, due 3/1/30		93,000	129,569
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	49,642
	8.90%, due 1/15/32		3,009,000	4,129,841
	Ford Motor Credit Co. LLC 2.681%, due 1/9/20		3,345,000	3,335,763
	General Motors Co. 5.15%, due 4/1/38		2,620,000	2,744,381
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		8,590,000	8,619,891
	Toyota Motor Credit Corp. 1.95%, due 4/17/20		5,700,000	5,641,664
				31,558,529

	Auto Parts & Equipment 0.5%
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		6,490,000	6,644,138

	Banks 18.5%
¤	Bank of America Corp.
	3.004%, due 12/20/23 (b)(d)		7,718,000	7,639,290
	3.248%, due 10/21/27		5,170,000	5,050,594
	3.30%, due 1/11/23		510,000	514,742
	4.25%, due 10/22/26		7,260,000	7,514,106
	5.125%, due 6/17/19 (c)(d)(e)		4,990,000	5,052,375
	6.11%, due 1/29/37		2,807,000	3,518,175
	6.30%, due 3/10/26 (d)(e)		3,570,000	3,998,400
	8.57%, due 11/15/24		1,645,000	2,103,760
	Bank of New York Mellon Corp. (d)
	2.661%, due 5/16/23		4,660,000	4,600,259
	4.625%, due 9/20/26 (e)		5,050,000	5,062,625
	Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,458,653
	BB&T Corp. 2.75%, due 4/1/22		6,370,000	6,332,792
	Capital One Financial Corp.
	4.20%, due 10/29/25		800,000	810,877
	5.55%, due 6/1/20 (c)(d)(e)		1,535,000	1,581,050
¤	Citigroup, Inc.
	2.35%, due 8/2/21		5,000,000	4,899,945
	3.878%, due 1/24/39 (d)		3,905,000	3,936,724
	6.30%, due 5/15/24 (c)(d)(e)		10,800,000	11,434,500
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,316,411
¤	Goldman Sachs Group, Inc.
	2.35%, due 11/15/21		12,990,000	12,672,915
	2.908%, due 6/5/23 (d)		4,285,000	4,204,366
	3.00%, due 4/26/22		7,000,000	6,951,678
	3.625%, due 1/22/23		7,257,000	7,381,517
	5.25%, due 7/27/21		6,047,000	6,495,959
	JPMorgan Chase & Co. 6.125%, due 4/30/24 (d)(e)		7,595,000	8,060,194
¤	Kreditanstalt fuer Wiederaufbau 1.50%, due 2/6/19		12,800,000	12,726,654
	Lloyds Banking Group PLC
	4.344%, due 1/9/48		2,625,000	2,620,635
	4.582%, due 12/10/25		2,825,000	2,912,667
¤	Morgan Stanley
	3.125%, due 1/23/23		6,380,000	6,352,363
	3.625%, due 1/20/27		6,055,000	6,067,771
	3.70%, due 10/23/24		6,700,000	6,805,804
	4.00%, due 7/23/25		1,920,000	1,981,656
	4.875%, due 11/1/22		4,287,000	4,572,499
	5.00%, due 11/24/25		2,465,000	2,667,159
	5.45%, due 7/15/19 (d)(e)		11,425,000	11,710,625
	7.30%, due 5/13/19		3,000,000	3,179,180
	PNC Bank N.A. 3.10%, due 10/25/27		3,925,000	3,824,137
	Royal Bank of Canada 2.50%, due 1/19/21		5,565,000	5,534,782
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24 (c)		8,746,000	9,138,372
	Santander Holdings USA, Inc. (b)
	3.70%, due 3/28/22		2,000,000	2,020,116
	3.40%, due 1/18/23		1,500,000	1,480,943
	4.40%, due 7/13/27		1,445,000	1,468,505
	Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,650,000	2,658,413
	Toronto-Dominion Bank 1.80%, due 7/13/21 (c)		6,995,000	6,776,597
	U.S. Bank N.A.
	1.40%, due 4/26/19		3,730,000	3,691,832
	2.00%, due 1/24/20		3,205,000	3,175,098
	US Bancorp 2.20%, due 4/25/19		3,410,000	3,407,877
	Wells Fargo & Co. (d)
	3.584%, due 5/22/28		2,145,000	2,150,045
	5.90%, due 6/15/24 (e)		3,690,000	3,902,175
	Wells Fargo Bank N.A. 2.40%, due 1/15/20		2,000,000	1,995,568
				243,413,380

	Beverages 1.9%
	Constellation Brands, Inc. 4.75%, due 11/15/24		6,765,000	7,273,210
	Dr Pepper Snapple Group, Inc. 3.20%, due 11/15/21		4,768,000	4,778,872
¤	PepsiCo, Inc.
	1.35%, due 10/4/19		7,170,000	7,057,253
	1.55%, due 5/2/19		2,050,000	2,033,423
	2.00%, due 4/15/21		4,040,000	3,968,652
				25,111,410

	Building Materials 1.1%
	Masco Corp.
	4.45%, due 4/1/25		5,116,000	5,343,150
	7.125%, due 3/15/20		290,000	314,041
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		8,400,000	8,694,000
				14,351,191

	Chemicals 1.8%
	Air Liquide Finance S.A. (b)
	1.375%, due 9/27/19		4,135,000	4,064,569
	1.75%, due 9/27/21		2,785,000	2,684,590
	Ashland LLC 4.75%, due 8/15/22 (c)		2,970,000	3,088,800
	Braskem Netherlands Finance B.V. (b)
	3.50%, due 1/10/23		1,870,000	1,848,962
	4.50%, due 1/10/28		2,505,000	2,530,050
	Dow Chemical Co. 8.55%, due 5/15/19		693,000	745,860
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (b)		2,600,000	2,554,500
	WR Grace & Co-Conn 5.125%, due 10/1/21 (b)		6,410,000	6,714,475
				24,231,806

	Commercial Services 0.4%
	Service Corp. International (c)
	4.625%, due 12/15/27		675,000	669,094
	5.375%, due 1/15/22		1,835,000	1,876,471
	5.375%, due 5/15/24		2,200,000	2,312,750
				4,858,315

	Computers 1.2%
	Apple, Inc. 1.55%, due 2/8/19 (c)		6,765,000	6,736,589
	Hewlett Packard Enterprise Co. 4.40%, due 10/15/22		2,520,000	2,625,912
	International Business Machines Corp. 1.90%, due 1/27/20		4,500,000	4,451,556
	NCR Corp. 6.375%, due 12/15/23		2,100,000	2,205,000
				16,019,057

	Cosmetics & Personal Care 0.5%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,785,000	2,754,464
	Unilever Capital Corp. 1.80%, due 5/5/20		4,500,000	4,441,071
				7,195,535

	Diversified Financial Services 2.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22		4,430,000	4,454,786
	4.50%, due 5/15/21		1,465,000	1,523,107
	Air Lease Corp.
	2.125%, due 1/15/20		3,275,000	3,243,153
	2.625%, due 7/1/22		2,040,000	1,991,243
	3.25%, due 3/1/25		4,000,000	3,888,423
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	2,983,665
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,800,000	6,705,637
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		1,690,000	1,722,365
	Protective Life Global Funding (b)
	1.555%, due 9/13/19		4,200,000	4,141,858
	2.161%, due 9/25/20		1,355,000	1,332,625
	Springleaf Finance Corp. 6.00%, due 6/1/20 (c)		3,100,000	3,208,500
				35,195,362

	Electric 4.7%
	Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,773,115
	Baltimore Gas & Electric Co. 2.40%, due 8/15/26 (c)		4,150,000	3,858,966
	CMS Energy Corp.
	3.875%, due 3/1/24		3,818,000	3,932,060
	6.25%, due 2/1/20		1,980,000	2,114,486
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,815,000	2,789,957
	Entergy Arkansas, Inc. 3.50%, due 4/1/26		1,235,000	1,251,163
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		5,533,000	6,568,793
	Florida Power & Light Co. 2.75%, due 6/1/23		2,680,000	2,649,087
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		5,200,000	5,469,609
	5.292%, due 6/15/22 (f)		663,000	709,117
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,602,800
	MidAmerican Energy Co. 3.10%, due 5/1/27		6,000,000	5,890,094
	Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,388,896
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		3,405,000	3,307,437
	Public Service Enterprise Group, Inc. 2.65%, due 11/15/22		3,500,000	3,417,818
	Southwestern Electric Power Co. 3.85%, due 2/1/48		2,750,000	2,723,312
	WEC Energy Group, Inc. 3.528% (3-month USD-LIBOR-BBA + 2.113%), due 5/15/67 (a)		5,495,000	5,328,337
				61,775,047

	Electronics 0.6%
	Honeywell International, Inc. 1.40%, due 10/30/19		7,840,000	7,719,159

	Entertainment 0.3%
	Scientific Games International, Inc. 5.00%, due 10/15/25		3,540,000	3,544,425

	Environmental Controls 0.3%
	Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,744,929

	Food 3.2%
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,554,773
	Kroger Co. 1.50%, due 9/30/19		4,130,000	4,060,634
	Mondelez International Holdings Netherlands B.V. (b)
	1.625%, due 10/28/19		4,500,000	4,432,212
	2.00%, due 10/28/21		4,885,000	4,718,372
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	6,492,830
	Smithfield Foods, Inc. (b)
	2.70%, due 1/31/20		$4,005,000	3,974,348
	3.35%, due 2/1/22		2,490,000	2,459,215
	Sysco Corp. 3.25%, due 7/15/27		5,240,000	5,150,281
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,626,101
				41,468,766

	Forest Products & Paper 0.7%
	Georgia-Pacific LLC
	5.40%, due 11/1/20 (b)		4,375,000	4,682,518
	8.00%, due 1/15/24		2,945,000	3,699,143
	International Paper Co. 7.30%, due 11/15/39		693,000	956,347
				9,338,008

	Gas 0.8%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (c)
	5.50%, due 5/20/25		2,825,000	2,888,562
	5.625%, due 5/20/24		2,708,000	2,840,015
	5.75%, due 5/20/27		1,890,000	1,934,888
	NiSource Finance Corp. 3.49%, due 5/15/27		3,120,000	3,108,207
				10,771,672

	Health Care - Products 1.3%
	Abbott Laboratories 3.75%, due 11/30/26		5,180,000	5,233,598
	Becton Dickinson & Co. 3.363%, due 6/6/24		2,860,000	2,817,818
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		4,780,000	4,746,063
	Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,168,707
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,888,982
				16,855,168

	Health Care - Services 0.4%
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		5,500,000	5,510,827

	Home Builders 3.8%
	CalAtlantic Group, Inc.
	6.25%, due 12/15/21		2,875,000	3,108,594
	8.375%, due 1/15/21		4,560,000	5,198,400
	D.R. Horton, Inc.
	3.75%, due 3/1/19		2,750,000	2,777,286
	5.75%, due 8/15/23		4,250,000	4,714,535
	KB Home 8.00%, due 3/15/20 (c)		2,250,000	2,455,312
	Lennar Corp.
	4.50%, due 6/15/19		3,300,000	3,362,040
	4.50%, due 11/15/19		4,740,000	4,846,887
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	7,376,250
	5.625%, due 2/1/20		1,608,000	1,676,340
	Meritage Homes Corp. 7.00%, due 4/1/22 (c)		7,800,000	8,755,500
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		5,750,000	6,224,375
				50,495,519

	Insurance 4.8%
	Chubb Corp. 3.972% (3-month USD-LIBOR-BBA + 2.25%), due 3/29/67 (a)		9,873,000	9,835,976
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		2,830,000	2,809,367
¤	Liberty Mutual Group, Inc. (b)
	6.50%, due 3/15/35		870,000	1,097,889
	7.80%, due 3/7/87		7,453,000	9,428,045
	10.75%, due 6/15/88 (d)		938,000	1,496,110
	Lincoln National Corp. 3.779% (3-month USD-LIBOR-BBA + 2.358%), due 5/17/66 (a)		3,537,000	3,399,941
	MassMutual Global Funding II 2.50%, due 4/13/22 (b)		3,600,000	3,532,888
	Oil Insurance, Ltd. 4.677% (3-month USD-LIBOR-BBA + 2.982%), due 3/5/18 (a)(b)(e)		5,727,000	5,540,873
	Pricoa Global Funding I 2.55%, due 11/24/20 (b)		2,725,000	2,719,647
	Protective Life Corp. 8.45%, due 10/15/39		3,621,000	5,360,819
	Provident Cos., Inc. 7.25%, due 3/15/28 (c)		2,960,000	3,627,167
	Scottish Widows, Ltd. Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	10,516,710
	Voya Financial, Inc. 3.65%, due 6/15/26		$1,240,000	1,232,762
	XLIT, Ltd. 4.45%, due 3/31/25		2,600,000	2,624,021
				63,222,215

	Internet 0.9%
	Amazon.com, Inc. 3.875%, due 8/22/37 (b)		5,250,000	5,407,029
	Priceline Group, Inc. 3.60%, due 6/1/26		6,700,000	6,663,238
				12,070,267

	Iron & Steel 1.0%
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	7,867,232
	Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	5,021,891
				12,889,123

	Leisure Time 0.5%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,143,379

	Lodging 0.6%
	Marriott International, Inc.
	6.75%, due 5/15/18		946,000	958,660
	7.15%, due 12/1/19		2,341,000	2,522,553
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		4,160,000	4,168,999
				7,650,212

	Machinery - Construction & Mining 0.5%
	Caterpillar Financial Services Corp. 2.10%, due 1/10/20		6,640,000	6,598,084

	Media 0.5%
	DISH DBS Corp. 4.25%, due 4/1/18		3,350,000	3,358,542
	Sky PLC 3.75%, due 9/16/24 (b)		1,480,000	1,514,928
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,309,167
				6,182,637

	Mining 0.6%
	Anglo American Capital PLC 4.875%, due 5/14/25 (b)		3,000,000	3,164,851
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		3,935,000	4,339,518
				7,504,369

	Miscellaneous - Manufacturing 1.8%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)(c)		7,860,000	8,017,200
	Siemens Financieringsmaatschappij N.V. (b)
	2.15%, due 5/27/20		1,900,000	1,884,829
	2.70%, due 3/16/22		3,320,000	3,300,823
	Textron Financial Corp. 3.151% (3-month USD-LIBOR-BBA + 1.735%), due 2/15/67 (a)(b)		11,250,000	10,096,875
				23,299,727

	Oil & Gas 4.0%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	8,660,243
	Andeavor
	5.125%, due 4/1/24		8,050,000	8,432,857
	5.125%, due 12/15/26		2,000,000	2,173,530
	Chevron Corp. 1.686%, due 2/28/19		3,200,000	3,183,492
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		7,318,000	7,574,130
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (c)		9,350,000	10,370,552
	Petroleos Mexicanos 6.75%, due 9/21/47 (b)		8,225,000	8,595,125
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,454,687
				52,444,616

	Packaging & Containers 1.1%
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	10,503,976
	WestRock Co. 3.00%, due 9/15/24 (b)		$2,735,000	2,665,834
	WestRock MWV LLC 7.375%, due 9/1/19		1,800,000	1,931,070
				15,100,880

	Pharmaceuticals 1.5%
	Eli Lilly & Co. 2.35%, due 5/15/22		2,200,000	2,166,660
	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (b)		3,865,000	3,029,194
	Johnson & Johnson 2.25%, due 3/3/22		5,450,000	5,375,073
	Pfizer, Inc. 1.20%, due 6/1/18		9,540,000	9,521,763
				20,092,690

	Pipelines 0.7%
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (b)		2,449,000	2,694,500
	7.75%, due 1/15/32		2,035,000	2,618,051
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (c)		3,725,000	3,804,156
				9,116,707

	Real Estate 0.4%
	American Tower Corp. 3.00%, due 6/15/23		5,500,000	5,399,421

	Real Estate Investment Trusts 1.3%
	Crown Castle International Corp.
	3.20%, due 9/1/24		5,715,000	5,575,089
	5.25%, due 1/15/23		2,625,000	2,849,830
	Digital Realty Trust, L.P. 3.70%, due 8/15/27		3,605,000	3,571,243
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	474,636
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (b)		2,764,000	2,643,075
	5.25%, due 3/15/28 (b)		1,793,000	1,743,693
	5.75%, due 8/15/24		709,000	710,773
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	1,000
				17,569,339

	Retail 2.9%
	Alimentation Couche-Tard, Inc. 2.35%, due 12/13/19 (b)		3,415,000	3,397,164
	AutoZone, Inc. 3.75%, due 6/1/27 (c)		3,565,000	3,567,084
	Brinker International, Inc. 2.60%, due 5/15/18		1,875,000	1,870,313
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (b)		3,855,000	3,691,124
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(g)		55,058	58,879
	Darden Restaurants, Inc. 3.85%, due 5/1/27		4,847,000	4,864,658
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,791,621
	Starbucks Corp. 2.45%, due 6/15/26		4,279,000	4,057,598
	TJX Cos., Inc. 2.25%, due 9/15/26		10,505,000	9,668,471
				37,966,912

	Semiconductors 1.4%
	NXP B.V. / NXP Funding LLC (b)
	4.125%, due 6/1/21		6,300,000	6,441,750
	4.625%, due 6/15/22		2,960,000	3,082,100
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		8,700,000	9,026,250
				18,550,100

	Software 1.0%
	First Data Corp. (b)
	5.00%, due 1/15/24		270,000	277,087
	7.00%, due 12/1/23		525,000	552,893
¤	Microsoft Corp.
	1.10%, due 8/8/19		6,040,000	5,943,113
	1.85%, due 2/6/20		6,190,000	6,133,341
				12,906,434

	Telecommunications 2.6%
	AT&T, Inc. 3.20%, due 3/1/22		5,840,000	5,854,615
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		2,250,000	2,354,062
	Rogers Communications, Inc. 3.625%, due 12/15/25		6,760,000	6,810,154
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (b)		4,460,625	4,477,352
	T-Mobile USA, Inc. 6.00%, due 3/1/23 (c)		3,000,000	3,139,950
	Telefonica Emisiones SAU
	4.103%, due 3/8/27		2,755,000	2,800,188
	5.462%, due 2/16/21		1,000	1,078
	VEON Holdings B.V. 4.95%, due 6/16/24 (b)		4,500,000	4,518,000
	Verizon Communications, Inc.
	4.125%, due 3/16/27		685,000	704,080
	5.15%, due 9/15/23		3,573,000	3,920,407
				34,579,886

	Textiles 0.4%
	Cintas Corp. No 2 2.90%, due 4/1/22		4,920,000	4,915,881

	Total Corporate Bonds (Cost $1,032,614,565)			1,040,202,706

	Foreign Bonds 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	791,908

	Total Foreign Bonds (Cost $735,070)			791,908

	Loan Assignments 17.5% (a)
	Advertising 0.6%
	Outfront Media Capital LLC 2017 Term Loan B 3.561% (1-month LIBOR + 2.00%), due 3/18/24		$7,878,750	7,916,733

	Auto Parts & Equipment 0.7%
	TI Group Automotive Systems LLC 2015 Term Loan 4.074% (1-month LIBOR + 2.50%), due 6/30/22		8,836,082	8,891,308

	Building Materials 1.1%
	Builders FirstSource, Inc. 2017 Term Loan B 4.693% (3-month LIBOR + 3.00%), due 2/29/24		2,702,563	2,715,400
¤	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.324% (1-month LIBOR + 2.75%), due 11/15/23		11,250,000	11,306,250
				14,021,650

	Chemicals 0.4%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 3.693% (3-month LIBOR + 2.00%), due 6/1/24		4,565,958	4,594,495

	Commercial Services 1.9%
	Allied Universal Holdco LLC 2015 Term Loan 5.443% (3-month LIBOR + 3.75%), due 7/28/22		8,596,875	8,513,588
	Global Payments, Inc. Term Loan B2 3.574% (1-month LIBOR + 2.00%), due 4/21/23		2,555,688	2,570,063
	KAR Auction Services, Inc. Term Loan B4 4.00% (3-month LIBOR + 2.25%), due 3/11/21		5,702,327	5,737,967
	USAGM HoldCo LLC 2015 2nd Lien Term Loan 10.272% (3-month LIBOR + 8.50%), due 7/28/23		8,750,000	8,629,688
				25,451,306

	Computers 0.3%
	Tempo Acquisition LLC Term Loan 4.574% (1-month LIBOR + 3.00%), due 5/1/24		4,089,450	4,108,192

	Containers, Packaging & Glass 0.8%
	Berry Plastics Group, Inc. Term Loan O 3.554% (1-month LIBOR + 2.00%), due 2/8/20		3,921,569	3,942,812
	BWAY Holding Co.
	2017 Term Loan B 4.873% (2-month LIBOR + 3.25%), due 4/3/24		10,350	10,421
	2017 Term Loan B 4.958% (3-month LIBOR + 3.25%), due 4/3/24		4,108,950	4,137,199
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.324% (1-month LIBOR + 2.75%), due 2/5/23		2,789,758	2,808,745
				10,899,177

	Electrical Components & Equipment 0.3%
	Electro Rent Corp. 1st Lien Term Loan 6.624% (2-month LIBOR + 5.00%), due 1/31/24 (h)		3,306,600	3,331,400

	Electronics 0.5%
	Dell, Inc. 2017 1st Lien Term Loan 3.58% (1-month LIBOR + 2.00%), due 9/7/23		6,098,988	6,120,225

	Entertainment 0.4%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 5.574% (1-month LIBOR + 4.00%), due 10/13/23		2,894,156	2,917,068
	Regal Cinemas Corp. 2017 Term Loan 3.574% (1-month LIBOR + 2.00%), due 4/1/22		2,562,125	2,561,769
				5,478,837

	Environmental Controls 0.9%
	Advanced Disposal Services, Inc. Term Loan B3 3.715% (1 week LIBOR + 2.25%), due 11/10/23		5,840,000	5,876,500
	GFL Environmental, Inc. Term Loan B 4.443% (3-month LIBOR + 2.75%), due 9/29/23		5,925,000	5,947,219
				11,823,719

	Food 0.4%
	Pinnacle Foods Finance LLC 2017 Term Loan B 3.564% (1-month LIBOR + 2.00%), due 2/2/24		5,415,300	5,459,673

	Food Services 0.1%
	Aramark Services, Inc. 2017 Term Loan B 3.574% (1-month LIBOR + 2.00%), due 3/28/24		1,867,668	1,879,340

	Hand & Machine Tools 0.4%
	Milacron LLC Amended Term Loan B 4.324% (1-month LIBOR + 2.75%), due 9/28/23		4,870,800	4,895,154

	Health Care - Products 0.6%
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.443% (3-month LIBOR + 3.75%), due 6/30/21		7,254,169	7,302,533
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B 4.574% (1-month LIBOR + 3.00%), due 5/15/22		977,613	979,323
				8,281,856

	Health Care - Services 0.8%
	INC Research Holdings, Inc. 2017 Term Loan B 3.824% (1-month LIBOR + 2.25%), due 8/1/24		6,175,781	6,197,656
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.693% (3-month LIBOR + 3.00%), due 6/7/23		4,622,118	4,651,006
				10,848,662

	Household Products & Wares 0.9%
	KIK Custom Products, Inc. 2015 Term Loan B 6.175% (3-month LIBOR + 4.50%), due 8/26/22		5,510,478	5,563,285
	Prestige Brands, Inc. Term Loan B4 4.324% (1-month LIBOR + 2.75%), due 1/26/24		6,224,283	6,268,743
				11,832,028

	Iron & Steel 0.5%
	Signode Industrial Group U.S., Inc. (h)
	Term Loan B 4.323% (1-month LIBOR + 2.75%), due 5/4/21		3,608,796	3,622,329
	Term Loan B 4.443% (3-month LIBOR + 2.75%), due 5/4/21		3,341,478	3,354,008
				6,976,337

	Lodging 0.8%
	Boyd Gaming Corp. Term Loan B3 3.968% (1 week LIBOR + 2.50%), due 9/15/23		341,428	343,562
¤	Hilton Worldwide Finance LLC Term Loan B2 3.561% (1-month LIBOR + 2.00%), due 10/25/23		10,567,436	10,644,050
				10,987,612

	Machinery - Diversified 0.9%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.824% (1-month LIBOR + 3.25%), due 6/30/21		7,443,730	7,480,948
	Zebra Technologies Corp. 2017 Term Loan B 3.753% (3-month LIBOR + 2.00%), due 10/27/21		4,686,099	4,710,701
				12,191,649

	Media 0.6%
	Nielsen Finance LLC Term Loan B4 3.553% (1-month LIBOR + 2.00%), due 10/4/23		3,935,263	3,956,906
	Virgin Media Bristol LLC 2017 Term Loan 4.06% (1-month LIBOR + 2.50%), due 1/15/26		4,100,000	4,121,234
				8,078,140

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	Gates Global LLC 2017 Repriced Term Loan B 4.443% (3-month LIBOR + 3.00%), due 4/1/24		4,031,853	4,062,814

	Pharmaceuticals 0.4%
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.324% (1-month LIBOR + 2.75%), due 3/1/24		5,443,863	5,472,780

	Real Estate 0.4%
	Realogy Corp. 2017 Term Loan B 3.817% (1-month LIBOR + 2.25%), due 7/20/22		4,854,821	4,891,232

	Retail 0.1%
	1011778 B.C. Unlimited Liability Co.
	Term Loan B3 3.823% (1-month LIBOR + 2.25%), due 2/16/24		948,454	952,959
	Term Loan B3 3.943% (3-month LIBOR + 2.25%), due 2/16/24		609,747	612,643
				1,565,602

	Software 0.3%
	First Data Corp. 2024 Term Loan 3.81% (1-month LIBOR + 2.25%), due 4/26/24		3,662,825	3,688,007

	Telecommunications 1.8%
	Level 3 Financing, Inc. 2017 Term Loan B 3.696% (3-month LIBOR + 2.25%), due 2/22/24		9,000,000	9,038,250
	SBA Senior Finance II LLC Term Loan B1 3.83% (1-month LIBOR + 2.25%), due 3/24/21		8,721,047	8,773,992
	Sprint Communications, Inc. 1st Lien Term Loan B 4.125% (1-month LIBOR + 2.50%), due 2/2/24		5,111,375	5,120,959
				22,933,201

	Transportation 0.3%
	XPO Logistics, Inc. 2017 Term Loan B 3.958% (3-month LIBOR + 2.25%), due 11/1/21		3,285,000	3,307,174

	Total Loan Assignments (Cost $228,501,875)			229,988,303

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0% ‡
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.782% (1-month LIBOR + 0.23%), due 12/25/36 (a)(b)		26,218	25,078
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.389%, due 7/25/36 (i)		81,404	82,158
				107,236

	Residential Mortgage (Collateralized Mortgage Obligation) 0.8%
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18		10,610,000	10,609,130

	Whole Loan Collateral (Collateralized Mortgage Obligation) 0.0% ‡
	Banc of America Mortgage Trust Series 2005-J, Class 1A1 3.621%, due 11/25/35 (i)		150,155	140,435

	Total Mortgage-Backed Securities (Cost $10,840,679)			10,856,801

	U.S. Government & Federal Agencies 0.0%‡
	United States Treasury Notes 0.0% ‡
	2.125%, due 8/15/21		70,000	69,379

	Total U.S. Government & Federal Agencies (Cost $70,824)			69,379

	Total Long-Term Bonds (Cost $1,273,769,537)			1,282,834,914

			Shares
	Common Stocks 0.0%‡ †
	Commercial Services & Supplies 0.0% ‡
	Quad / Graphics, Inc.		14	310

	Media 0.0% ‡
	ION Media Networks, Inc. (g)(h)(j)(k)		22	14,929

	Total Common Stocks (Cost $0)			15,239

			Principal Amount
	Short-Term Investment 4.5%
	Repurchase Agreement 4.5%
	Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $60,017,284 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 4/30/22, with a Principal Amount of $62,365,000 and a Market Value of $61,219,729)		$60,016,384	60,016,384

	Total Short-Term Investment (Cost $60,016,384)			60,016,384

	Total Investments, Before Investments Sold Short (Cost $1,333,785,921)		102.1%	1,342,866,537

	Investments Sold Short (2.9%)
	Corporate Bonds Sold Short (2.9%)
	Internet (0.8%)
	Netflix, Inc. 4.375%, due 11/15/26		(10,400,000)	(10,162,776)
				(10,162,776)

	Media (0.9%)
	SFR Group S.A. 7.375%, due 5/1/26 (b)		(12,700,000)	(12,509,500)
				(12,509,500)

	Oil & Gas (1.2%)
	Noble Energy, Inc.
	3.90%, due 11/15/24		(12,115,000)	(12,384,869)
	4.15%, due 12/15/21		(3,000,000)	(3,110,566)
				(15,495,435)

	Total Investments Sold Short (Proceeds $36,700,525)			(38,167,711)

	Total Investments, Net of Investments Sold Short (Cost $1,297,085,396)		99.2	1,304,698,826

	Other Assets, Less Liabilities		0.8	9,978,579
	Net Assets		100.0%	$1,314,677,405

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon - Rate shown was the rate in effect as of January 31, 2018.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $73,808, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2018.
(j)	Illiquid security - As of January 31, 2018, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $14,929, which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Restricted security.

As of January 31, 2018, the Fund held the following foreign currency forward contracts[1]:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank N.A.	EUR	8,727,000	$10,901,768	$(66,764)
Pound Sterling vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank N.A.	GBP	12,799,000	18,233,750	(61,096)

Foreign Currency Sales Contracts				Contract Amount Sold	Contract Amount Purchased

Euro vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank N.A.	EUR	8,727,000	10,364,822	(470,182)
Euro vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.		8,661,000	10,881,854	64,440
Pound Sterling vs. U.S. Dollar	2/1/18	JPMorgan Chase Bank N.A.	GBP	12,799,000	17,010,741	(1,161,912)
Pound Sterling vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.		12,932,000	18,511,382	85,358
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,610,156)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of January 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,855)	March 2018	$(612,569,416)	$(608,784,143)	$3,785,273
10-Year United States Treasury Note	481	March 2018	60,049,219	58,479,078	(1,570,141)
Euro Bund	(373)	March 2018	(75,150,911)	(73,549,231)	1,601,680
United States Treasury Long Bond	(228)	March 2018	(34,908,574)	(33,701,250)	1,207,324
			$(662,579,682)	$(657,555,546)	$5,024,136

1.	As of January 31, 2018, cash in the amount of $2,424,086 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

Swap Contracts

As of January 31, 2018, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$725,000,000	USD	7/22/2018	Fixed 0.937%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$(12,255)	$3,251,669	$3,239,414
250,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	45,009	2,271,117	2,316,126
150,000,000	USD	11/9/2019	Fixed 1.83%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(12,188)	1,204,581	1,192,393
						$20,566	$6,727,367	$6,747,933

As of January 31, 2018, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	7,000	(1.00)%	Quarterly	$(134,877)	$39,452	$(95,425)
							$(134,877)	$39,452	$(95,425)

1	As of January 31, 2018, cash in the amount of $1,706,247 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2018.

The following abbreviations are used in the preceding pages:
BBA	—British Bankers' Association
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$925,817	$—	$925,817
Corporate Bonds	—	1,040,202,706	—	1,040,202,706
Foreign Bonds	—	791,908	—	791,908
Loan Assignments (b)	—	219,680,566	10,307,737	229,988,303
Mortgage-Backed Securities	—	10,856,801	—	10,856,801
U.S. Government & Federal Agencies	—	69,379	—	69,379
Total Long-Term Bonds	—	1,272,527,177	10,307,737	1,282,834,914
Common Stocks (c)	310	—	14,929	15,239
Short-Term Investment
Repurchase Agreement	—	60,016,384	—	60,016,384
Total Investments in Securities	310	1,332,543,561	10,322,666	1,342,866,537
Other Financial Instruments
Foreign Currency Forward Contract (d)	—	149,798	—	149,798
Futures Contracts (d)	6,594,277	—	—	6,594,277
Interest Rate Swap Contracts (d)	—	6,747,933	—	6,747,933
Total Other Financial Instruments	6,594,277	6,897,731	—	13,492,008
Total Investments in Securities and Other Financial Instruments	$6,594,587	$1,339,441,292	$10,322,666	$1,356,358,545

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Corporate Bonds Sold Short	—	(38,167,711)	—	(38,167,711)
Total Investments Sold Short	—	(38,167,711)	—	(38,167,711)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(1,759,954)	—	(1,759,954)
Futures Contracts (d)	(1,570,141)	—	—	(1,570,141)
Credit Default Swap Contracts (d)	—	(95,425)	—	(95,425)
Total Other Financial Instruments	(1,570,141)	(1,855,379)	—	(3,425,520)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,570,141)	$(40,023,090)	$—	$(41,593,231)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $3,331,400 and $6,976,337 are held in Electrical Components & Equipment and Iron & Steel within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $14,929 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2018, a security with a market value of $8,531,250 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018
Long-Term Bonds
Loan Assignments
Commercial Services	$8,531,250	$-	$-	$-	$-	$-	$-	$(8,531,250)	$-	$-
Electrical Components & Equipment	3,356,387	1,786	110	(18,533)	-	(8,350)	-	-	3,331,400	(18,533)
Iron & Steel	7,103,396	726	203	(27,744)	-	(100,244)	-	-	6,976,337	(27,744)
Common Stocks
Media	14,929	-	-	-	-	-	-	-	14,929	-
Total	$19,005,962	$2,512	$313	$(46,277)	$-	$(108,594)	$-	$(8,531,250)	$10,322,666	$(46,277)

(a) Sales include principal reductions.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2018, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2018, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2018, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds , as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond Fund

Asset Class	Fair Value at 1/31/18*	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (3)	$65,790,126	Market Approach	Estimated Enterprise Value	$924.2m - $1,061.7m

	10,753	Market Approach	Subordiation Discount	150 bps
			Liquidity Discount	100 bps

Corporate Bonds (1)	90,020,673	Income Approach	Estimated Yield to Maturity	15.10%
			Spread Adjustment	3.28%

	4,023,996	Market Approach	Estimated Enterprise Value	$924.2m - $1,061.7m
			Estimated Volatility	25.00%

Common Stocks (3)	1,551,935	Market Approach	Terminal Value Multiple	9.5x
			Liquidity Discount	20.00%

	8,644,323	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%
	$170,041,806

* The table above does not include certain Level 3 investments that were valued by brokers without adjustment. As of January 31, 2018, the value of these investments was $22,359,812. The inputs for this investment were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	March 29, 2018

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	March 29, 2018